    As filed with the Securities and Exchange Commission on November 13, 1995

                                                        Registration No. 2-58287

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                        ----
    Pre-Effective Amendment No.
                                ----                                    ----


    Post-Effective Amendment No. 28                                      X
                                ----                                    ----


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                        ----

    Amendment No.   29                                                   X
                   ----                                                 ----


                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 1919, Houston, TX    77046-1173
            --------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

     Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                        ----------------

                                Charles T. Bauer
            11 Greenway Plaza, Suite 1919, Houston, TX    77046-1173
            --------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:


        Stephen I. Winer, Esquire                 Martha J. Hays, Esquire
            A I M Advisors, Inc.             Ballard Spahr Andrews & Ingersoll
      11 Greenway Plaza, Suite 1919            1735 Market Street, 51st Floor
        Houston, Texas 77046-1173          Philadelphia, Pennsylvania 19103-7599


      Approximate Date of Proposed             As soon as practicable after
           Public Offering:                   effective date of this Amendment


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
-----
         on (date) pursuant to paragraph (b)
-----

         60 days after filing pursuant to paragraph (a)(1)
-----
  X      on December 14, 1995 pursuant to paragraph (a)(1)
-----

         75 days after filing pursuant to paragraph (a)(2)
-----

         on (date) pursuant to paragraph (a)(2) of rule 485.
-----



If appropriate, check the following box:


         This post-effective amendment designates a new effective date for a
-----
         previously filed post-effective amendment.

                          SHORT-TERM INVESTMENTS TRUST
                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)



Note: The Registrant currently offers two portfolios of investments, the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. The Treasury Portfolio is composed of five classes of Shares. The Treasury Portfolio offers a Personal Investment Class to customers of certain institutions pursuant to a separate Prospectus and Statement of Additional Information; a Private Investment Class to customers of certain institutions pursuant to a separate Prospectus and Statement of Additional Information; an Institutional Class to certain institutions pursuant to a combined Prospectus and Statement of Additional Information; a Cash Management Class offered to customers of certain institutions pursuant to a separate Prospectus and Statement of Additional Information; and a Resource Class offered to customers of certain institutions pursuant to a separate Prospectus and Statement of Additional Information. The Treasury TaxAdvantage Portfolio consists of two classes of shares. The Treasury TaxAdvantage Portfolio offers an Institutional Class to customers of certain institutions pursuant to a combined Prospectus and Statement of Additional Information; and a Private Investment Class offered to customers of certain institutions pursuant to a separate Prospectus and Statement of Additional Information.



Form N-1A
Item Number

I.   TREASURY PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus


Item No.                                                       Prospectus Location
--------                                                       -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information  . . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Investment Program; General Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General  Information;  Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable

Part B - Statement of Additional Information


Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other
     Services   . . . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    See Part A - Taxes

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements



II.  TREASURY PORTFOLIO - PERSONAL INVESTMENT CLASS

Part A - Prospectus

Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information  . . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Investment Program; General Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Management of
                                                               the Fund -  Distribution Plan

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable



Part B - Statement of Additional Information


Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and Its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Dividend and Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement;
                                                               Distribution Plan

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements


III.  TREASURY PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information    . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Investment Program; General Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Management of
                                                               the Fund - Distribution Plan

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable



Part B - Statement of Additional Information

Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Dividends and Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement;
                                                               Distribution Plan

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements



IV.  TREASURY PORTFOLIO - CASH MANAGEMENT CLASS

Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information  . . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Summary; Investment Program; General
                                                               Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Management of
                                                               the Fund - Distribution Plan

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable

Part B - Statement of Additional Information


Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements




V.   TREASURY PORTFOLIO - RESOURCE CLASS

Part A - Prospectus



Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information  . . . . . . . . . . .    Not Applicable

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Summary; Investment Program; General
                                                               Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Management of
                                                               the Fund - Distribution Plan

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable



Part B - Statement of Additional Information



Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Not Applicable




VI.  TREASURY TAXADVANTAGE PORTFOLIO - INSTITUTIONAL CLASS


Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information  . . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Summary; Investment Program; General
                                                               Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Suitability for
                                                               Investors
 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable



Part B - Statement of Additional Information

Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders

     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions

18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements



VII.  TREASURY TAX-ADVANTAGE PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus


Item No.                                                     Prospectus Location
--------                                                     -------------------
 1.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

 2.  Synopsis   . . . . . . . . . . . . . . . . . . . . . .    Summary; Table of Fees and Expenses

 3.  Condensed Financial Information    . . . . . . . . . .    Financial Highlights

 4.  General Description of Registrant  . . . . . . . . . .    Cover Page; Investment Program; General Information

 5.  Management of the Fund   . . . . . . . . . . . . . . .    Management of the Fund; General Information

 5A. Management's Discussion of Fund Performance  . . . . .    [included in annual report]

 6.  Capital Stock and Other Securities   . . . . . . . . .    General Information; Dividends; Taxes

 7.  Purchase of Securities Being Offered   . . . . . . . .    Purchase of Shares; Net Asset Value; Management of
                                                               the Fund - Distribution Plan

 8.  Redemption or Repurchase   . . . . . . . . . . . . . .    Redemption of Shares

 9.  Pending Legal Proceedings  . . . . . . . . . . . . . .    Not Applicable

Part B - Statement of Additional Information


Item No.                                                     Statement of Additional
--------                                                     -----------------------
                                                             Information Location
                                                             --------------------
10.  Cover Page   . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.  Table of Contents  . . . . . . . . . . . . . . . . . .    Table of Contents

12.  General Information and History  . . . . . . . . . . .    General Information About the Fund

13.  Investment Objectives and Policies   . . . . . . . . .    Investment Program and Restrictions

14.  Management of the Fund   . . . . . . . . . . . . . . .    General Information About the Fund - Trustees and
                                                               Officers

15.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . . . . . .    General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services   . . . . . . .    General Information About the Fund - Investment
                                                               Advisor

17.  Brokerage Allocation and Other Practices   . . . . . .    Portfolio Transactions


18.  Capital Stock and Other Securities   . . . . . . . . .    General Information About the Fund - The Fund and its
                                                               Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered   . . . . . . . . . . . . . .    Purchases and Redemptions

20.  Tax Status   . . . . . . . . . . . . . . . . . . . . .    Dividends and Tax Matters

21.  Underwriters   . . . . . . . . . . . . . . . . . . . .    Purchases and Redemptions; Distribution Agreement;
                                                               Distribution Plan

22.  Calculation of Performance Data  . . . . . . . . . . .    Performance Information

23.  Financial Statements   . . . . . . . . . . . . . . . .    Financial Statements



VIII.  ALL CLASSES OF REGISTRANT


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

SHORT-TERM

INVESTMENTS TRUST

                          Prospectus
--------------------------------------------------------------------------------
TREASURY
PORTFOLIO
                               The Treasury Portfolio is a money market fund
INSTITUTIONAL             whose investment objective is the maximization of
CLASS                     current income to the extent consistent with the
                          preservation of capital and the maintenance of
                          liquidity. The Treasury Portfolio seeks to achieve its
DECEMBER 14, 1995         objective by investing in direct obligations of the
                          U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

                               The Treasury Portfolio is a series portfolio of
                          Short-Term Investments Trust (the "Fund"), an open-end diversified series management investment company. This Prospectus relates solely to the Institutional Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest in a diversified money market fund.


                               The Fund also offers shares of other classes of
                          the Treasury Portfolio pursuant to separate prospectuses: the Personal Investment Class, Private Investment Class, Cash Management Class and Resource Class, as well as shares of classes of another portfolio of the Fund, the Treasury TaxAdvantage Portfolio.


                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                          DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                          A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE INSTITUTIONAL CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS ATTACHED HERETO AS AN APPENDIX TO THIS PROSPECTUS.


                               THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                          OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

[AIM LOGO APPEARS HERE]

Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Institutional Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservations of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of the Fund representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Fund are referred to collectively as the "Portfolios."

  Because the Fund declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS


  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained by individuals. See "Suitability for Investors." For the fiscal year ended August 31, 1995, the expenses of operation for the Class represented 0.10% of the average daily net assets of the Class.


PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES


  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."


DIVIDENDS


  The net income of each Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1995, the Fund paid AIM fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrative Services."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the Fund's shares. FMC does not receive any fee from the Fund. See "Purchase of Shares."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


    SHAREHOLDER TRANSACTION EXPENSES
      Maximum sales load imposed on purchases (as a percentage of
         offering price)................................................             None
      Maximum sales load on reinvested dividends (as a percentage of
         offering price)................................................             None
      Deferred sales load (as a percentage of original purchase price or
         redemption proceeds, as applicable)............................             None
      Redemption fees (as a percentage of amount redeemed, if
         applicable)....................................................             None
      Exchange fee......................................................             None
    ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
      (as a percentage of average net assets)
      Management fees...................................................             0.06%
      12b-1 fees........................................................             none
      Other expenses:
         Custodian fees................................................. 0.01%
         Other.......................................................... 0.03%
                                                                         ----
           Total other expenses.........................................             0.04%
                                                                                    -----
      Total portfolio operating expenses -- Institutional Class.........             0.10%
                                                                                ============


EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 1
         3 years..............................................................   $ 3
         5 years..............................................................   $ 6
        10 years..............................................................   $13



  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the ten-year period ended August 31, 1995. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the financial statements and the related notes appears in the Statement of Additional Information.


                                 1995             1994            1993          1992          1991          1990          1989
                              ----------       ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of
 period...................... $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Income from investment
 operations:
 Net investment income.......       0.06             0.04            0.03          0.05          0.07          0.08          0.09
                              ----------       ----------      ----------    ----------    ----------    ----------    ----------
     Total from investment
       operations............       0.06             0.04            0.03          0.05          0.07          0.08          0.09
                              ----------       ----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
 Dividends from net
   investment
   income....................      (0.06)           (0.04)          (0.03)        (0.05)        (0.07)        (0.08)        (0.09)
                              ----------       ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of
 period...................... $     1.00       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                              ==========       ==========      ==========    ==========    ==========    ==========    ==========
Total return.................       5.66%            3.53%           3.22%         4.56%         7.04%         8.52%         9.03%
                              ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)............ $2,669,637       $2,452,389      $3,652,672    $3,835,387    $2,437,902    $1,703,460    $1,189,822
                              ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average
 net assets..................       0.10%(a)         0.08%           0.08%         0.09%         0.10%         0.12%         0.11%
                              ==========       ==========      ==========    ==========    ==========    ==========    ==========
Ratio of net investment
 income to average net
 assets......................       5.53%(a)         3.39%           3.17%         4.38%         6.73%         8.19%         8.69%
                              ==========       ==========      ==========    ==========    ==========    ==========    ==========

                                  1988         1987        1986
                               ----------    --------    --------
                              <C
Net asset value, beginning of
 period......................  $     1.00    $   1.00    $   1.00
Income from investment
 operations:
 Net investment income.......        0.07        0.06        0.07
                               ----------    --------    --------
     Total from investment
       operations............        0.07        0.06        0.07
                               ----------    --------    --------
Less distributions:
 Dividends from net
   investment
   income....................       (0.07)      (0.06)      (0.07)
                               ----------    --------    --------
Net asset value, end of
 period......................  $     1.00    $   1.00    $   1.00
                               ==========    ========    ========
Total return.................        6.98%       6.17%       7.28%
                               ==========    ========    ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)............  $1,121,144    $650,547    $488,239
                               ==========    ========    ========
Ratio of expenses to average
 net assets..................        0.13%       0.14%       0.19%
                               ==========    ========    ========
Ratio of net investment
 income to average net
 assets......................        6.76%       6.01%       6.89%
                               ==========    ========    ========


---------------


(a) Ratios are based on average net assets of $2,432,714,207.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. They are designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.


  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolios on any particular day will normally be available by 5:00 p.m. Eastern Time on that day.


  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.


                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be set segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be in-vested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities, or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a record keeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by The Bank of New York, the Portfolio's custodian bank, in the form described below and notice of such order is provided to A I M Institutional Fund Services, Inc. ("AIFS") (the Fund's transfer agent), or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


  Payments for shares of the Class purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify that it is for the purchase of "Shares of the Institutional Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending institution.


  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate Master Accounts in the shares of the Class held by the institution (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(ii) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts in the shares of the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.

  Banks will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.



                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.



  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.



  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.


  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Trustees of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.


                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the institution to AIFS, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Fund uses its best efforts to maintain its net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.


  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.



                                NET ASSET VALUE


  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.



  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.



                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A shareholder's investment in the Portfolio is not insured or guaranteed by the U.S. Government or by any institution. These factors should be carefully considered by the investor before making an investment in the Portfolio.


  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.71% and 5.87%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.74% and 5.91%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.



  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.



  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolios' yield and total return.



                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company managed, advised or administered by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1995, AIM received fees from the Fund under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.10% of the Class' average daily net assets.

ADMINISTRATIVE SERVICES

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


  In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $73,366 with respect to the Portfolio for the year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $40,813.


FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR


  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolios, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the " Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes of which five, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.


  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC and is attached as an Appendix to this Prospectus. Additional copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                    APPENDIX

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (INSTITUTIONAL CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                    THAT PRECEDES THIS APPENDIX, ADDITIONAL
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995


               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                                                     PAGE
                                                                     -----
Appendix..........................................................   A-1
Introduction......................................................   A-3
General Information about the Fund................................   A-3
     The Fund and Its Shares......................................   A-3
     Trustees and Officers........................................   A-4
     Investment Advisor...........................................   A-8
     Administrative Services......................................   A-9
     Expenses.....................................................   A-10
     Banking Regulations..........................................   A-10
     Transfer Agent and Custodian.................................   A-10
     Reports......................................................   A-11
     Principal Holders of Securities..............................   A-11
Purchases and Redemptions.........................................   A-14
     Net Asset Value Determination................................   A-14
     Distribution Agreement.......................................   A-14
     Performance Information......................................   A-15
     Suspension of Redemption Rights..............................   A-15
Investment Program and Restrictions...............................   A-15
     Investment Program...........................................   A-15
     Eligible Securities..........................................   A-16
     Investment Restrictions......................................   A-16
     Other Investment Policies....................................   A-17
Portfolio Transactions............................................   A-17
Tax Matters.......................................................   A-18
     Qualification as a Regulated Investment Company..............   A-18
     Excise Tax on Regulated Investment Companies.................   A-19
     Portfolio Distributions......................................   A-19
     Sale or Redemption of Shares.................................   A-20
     Foreign Shareholders.........................................   A-20
     Effect of Future Legislation; Local Tax Considerations.......   A-20
Financial Statements..............................................   FS-1

                                  INTRODUCTION


  The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Prospectus dated December 14, 1995 (the "Prospectus") that precedes this Statement of Additional Information. Additional copies of the Prospectus and Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES


  The Fund is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Fund is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to the Institutional Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and statements of additional information.


  Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "Redemption of Shares."

  As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may ter-minate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

  The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

  As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS

  The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


     *CHARLES T. BAUER, Trustee and Chairman (76)



          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.


---------------


* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     BRUCE L. CROCKETT, Trustee (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD 20817



          Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



     OWEN DALY II, Trustee (71)
     6 Blythewood Road
     Baltimore, MD 21210


          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.


   *CARL FRISCHLING, Trustee (58)

    919 Third Avenue
    New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


  **ROBERT H. GRAHAM, Trustee and President (49)



          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.



     JOHN F. KROEGER, Trustee (71)
     24875 Swan Road-Martingham
     Box 464
     St. Michaels, MD 21663



          Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



     LEWIS F. PENNOCK, Trustee (53)
     6363 Woodway, Suite 825
     Houston, TX 77057



          Attorney in private practice in Houston, Texas.


---------------

 * A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

** A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

     IAN W. ROBINSON, Trustee (72)
     183 River Drive
     Tequesta, FL 33469


          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.


     LOUIS S. SKLAR, Trustee (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056


          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


     *JOHN J. ARTHUR, Senior Vice President and Treasurer (51)



          Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
     A I M Institutional Fund Services Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.



     GARY T. CRUM, Senior Vice President (48)



          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.



     *CAROL F. RELIHAN, Vice President and Secretary (41)



          Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and
     A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.



     DANA R. SUTTON, Vice President and Assistant Treasurer (36)



          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.



     MELVILLE B. COX, Vice President (52)



          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.



     KAREN DUNN KELLEY, Vice President (35)



          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.



     J. ABBOTT SPRAGUE, Vice President (40)



          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.


  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

---------------


 *Mr. Arthur and Ms. Relihan are married to each other.

  The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.


REMUNERATION OF TRUSTEES



  Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:



===========================================================================================

DIRECTOR                              AGGREGATE             RETIREMENT             TOTAL
                                     COMPENSATION            BENEFITS          COMPENSATION
                                     FROM FUND(1)            ACCRUED           FROM ALL AIM
                                                            BY ALL AIM           FUNDS(3)
                                                             FUNDS(2)
-------------------------------------------------------------------------------------------
Charles T. Bauer                         $  -0-              $   -0-              $   -0-
-------------------------------------------------------------------------------------------
Bruce L. Crockett                         3,281                2,814               45,094
-------------------------------------------------------------------------------------------
Owen Daly II                              3,298               14,375               45,844
-------------------------------------------------------------------------------------------
Carl Frischling                           3,281                7,542               45,094
-------------------------------------------------------------------------------------------
Robert H. Graham                            -0-                  -0-                  -0-
-------------------------------------------------------------------------------------------
John F. Kroeger                           3,298               20,517               45,844
-------------------------------------------------------------------------------------------
Lewis F. Pennock                          3,298                5,093               45,844
-------------------------------------------------------------------------------------------
Ian W. Robinson                           3,249               10,396               45,094
-------------------------------------------------------------------------------------------
Louis S. Sklar                            3,249                4,682               45,094
===========================================================================================


---------------

(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $13,735.



(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $8,673. Data reflects compensation earned for the calendar year ended December 31, 1994.



(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.



  AIM Funds Retirement Plan for Eligible Directors/Trustees



    Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.



  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.



                               Annual Compensation Paid
                                   By All AIM Funds
                                         $60,000         $65,000
                          ======================================
Number of Years of        10             $30,000         $32,500
Service With the          --------------------------------------
AIM Funds                  9             $27,000         $29,250
                          --------------------------------------
                           8             $24,000         $26,000
                          --------------------------------------
                           7             $21,000         $22,750
                          --------------------------------------
                           6             $18,000         $19,500
                          --------------------------------------
                           5             $15,000         $16,250
                          ======================================



  Deferred Compensation Agreements



  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.



  The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees.


  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

            NET ASSETS                                                       RATE
            ----------                                                       ----
            First $300 million............................................   .15%
            Over $300 million to $1.5 billion.............................   .06%
            Over $1.5 billion.............................................   .05%

The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

  The Advisory Agreement provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


  Pursuant to an investment advisory agreement between the Fund and AIM previously in effect (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Advisory Agreement, and the Advisory Agreement currently in effect, AIM received fees from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993 with respect to the Portfolio in the amounts of $1,925,198, $2,337,627 and $2,211,262, respectively.



  The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.



  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


  FMC is a registered broker-dealer and wholly-owned subsidiary of AIM. FMC acts as distributor of the Shares.

ADMINISTRATIVE SERVICES


  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


  The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


  Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $82,419, for fund accounting services for the Portfolio.



  Under the Administrative Services Agreement, AIM was reimbursed for the fiscal year ended August 31, 1995 and 1994, $135,387 and $97,055, respectively, for fund accounting services.



  Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $114,179 and

$13,752, for the fiscal years ended August 31, 1995 and 1994 respectively, for the provision of certain shareholder services for the Fund.



EXPENSES


  In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS


  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.



TRANSFER AGENT AND CUSTODIAN


  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.

REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

TREASURY PORTFOLIO


  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                                                  PERCENT
    NAME AND ADDRESS                                                              OWNED OF
    OF RECORD OWNER                                                            RECORD ONLY(a)
    ----------------                                                           --------------
      NationsBank Texas...................................................         14.27%
         P.O. Box 831000
         Dallas, TX 75283-1000

      Wachovia Bank and Trust.............................................         12.50%
         P.O. Box 3075
         Winston-Salem, NC 27150

      Trust Company Bank..................................................         11.96%
         P.O. Box 105504
         Atlanta, GA 30348

      Victoria Bank & Trust...............................................          7.84%
         One O'Connor Plaza 6th Fl.
         Victoria, TX 77902

      Texas Commerce Bank.................................................          6.47%
         601 Travis
         Houston, TX 77702

      U.S. Bank of  Washington............................................          5.62%
         P.O. Box 3168
         Portland, OR 97208

      FRNCO...............................................................          5.04%
         P.O. Box 939
         Rogers, AR 72757-0939



PERSONAL INVESTMENT CLASS
-------------------------



                                                                                         PERCENT
     NAME AND ADDRESS                                                                    OWNED OF
     OF RECORD OWNER                                                                   RECORD ONLY(a)
     ----------------                                                                  --------------
       Frost National Bank.......................................................          49.42%(b)
         P.O. Box 2358
         San Antonio, TX 78299

       Republic National Bank....................................................          27.58%(b)
         1 Hanson Pl., Lower Level
         Brooklyn, NY 11243

       The Bank of New York......................................................          21.30%
         440 Mamaroneck Ave.
         Harrison, NY 10528


---------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS
------------------------



                                                                                           PERCENT
     NAME AND ADDRESS                                                                     OWNED OF
     OF RECORD OWNER                                                                     RECORD ONLY
     ----------------                                                                    -----------
       Liberty Bank and Trust Co. of Oklahoma...................................            41.02%(b)
         P.O. Box 25848
         Oklahoma City, OK 73125

       First Trust/VAR & Co.....................................................            29.92%(b)
         180 E. 5th Street
         St. Paul, MN 55101

       Huntington Capital Corp..................................................             14.82%
         41 S. High St.
         Columbus, Ohio 43287

       Charter National Bank....................................................              6.39%
         P.O. Box 1494
         Houston, TX 77251-1494

       United Counties Trust Co.................................................              5.20%
         30 Maple St.
         Summit, NJ 07901


CASH MANAGEMENT CLASS
---------------------


                                                                         PERCENT              PERCENT
     NAME AND ADDRESS                                                     OWNED               OWNED OF
     OF RECORD OWNER                                                  BENEFICIALLY ONLY     RECORD ONLY
     ----------------                                                 -----------------     -----------
       City of Riverside.......................................           21.65%               - 0 -
         P.O. Box 12005
         Riverside, CA 92502-2205

       LA Export Terminal......................................           - 0 -                11.72%
         P.O. Box 1769
         San Pedro, CA 90733

       State Street Bank and Trust.............................           - 0 -                10.87%
         61 Broadway 15th Fl.
         New York, NY 10006

       Montgomery County.......................................            6.76%               - 0 -
         101 Monroe St., 15th Fl.
         Rockville, MD 20850

       City of West Sacramento.................................            6.60%               - 0 -
         2101 Stone Blvd.
         W. Sacramento, CA 95691

       City of Ontario.........................................            5.26%               - 0 -
         303 East "B" Street
         Ontario, CA 91764


---------------


(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.



RESOURCE CLASS



  AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.

TREASURY TAXADVANTAGE PORTFOLIO



  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS
-------------------


                                                                                  PERCENT
    NAME AND ADDRESS                                                              OWNED OF
    OF RECORD OWNER                                                            RECORD ONLY(a)
    ----------------                                                           --------------
      FirsTier Bank Omaha................................................           28.6%(b)
         1700 Farnam Street
         Omaha, NE 68102

      Muchmore & Co......................................................           13.7%
         750 Walnut Street
         Cranford, NJ 07016-1205

      Key Trust Company..................................................           10.1%
         4900 Tiedeman
         Cleveland, OH 44101-5971

      Boatmen's Trust Company............................................            8.7%
         P.O. Box 14737
         St. Louis, MO 63178

      Wachovia Bank and Trust Co. NA.....................................            7.6%
         P.O. Box 3075
         Winston-Salem, NC 27150

      Liberty Bank & Trust Company of Tulsa, N.A.........................            7.5%
         P.O. Box 25848
         Oklahoma City, OK 73125



PRIVATE INVESTMENT CLASS
------------------------



                                                                                   PERCENT
    NAME AND ADDRESS                                                               OWNED OF
    OF RECORD OWNER                                                              RECORD ONLY
    ----------------                                                             -----------
    Huntington Capital Corp..............................................           100%(b)
      41 S. High St.
      Columbus, OH 43287


---------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.



  Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.



  To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.



                           PURCHASES AND REDEMPTIONS


NET ASSET VALUE DETERMINATION

  Shares of the Portfolio are sold at net asset value. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Fund to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Fund's Board of Trustees to be of high quality with minimal credit risk.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.


  On July 19, 1993, the Board of Trustees (including the affirmative vote of all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as those of the Distribution Agreement was in effect through October 15, 1993. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


PERFORMANCE INFORMATION

  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at
(800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.71% and 5.87%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current yield and the effective yield, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.74% and 5.91%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.


  The Fund may compare the performance of the Class or the performance of securities in which it may invest to:

          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;


          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities. The Portfolio may also borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur.

ELIGIBLE SECURITIES

  Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs1 in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

          (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

          (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

---------------

1 "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

          (iii) an unrated security2 that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

          (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

          (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

          (8) invest in any obligation not payable as to principal and interest in United States currency; or

          (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

  The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

---------------

2 An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

  The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals. In addition, the Portfolio will not purchase or retain securities of any issuer if the officers or trustees of the Fund or the officers or directors of AIM owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer. The Portfolio also will not invest in illiquid securities or enter into reverse repurchase agreements. The Fund will notify the appropriate shareholder(s) if, upon the advice of AIM, the Portfolio intends to begin investing in illiquid securities or entering into reverse repurchase agreements.

                             PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


  From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.


  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


  Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS


  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.


  In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

  In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year( a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES



  A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.



FOREIGN SHAREHOLDERS



  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.



  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.



  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.


EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                        /s/ KPMG Peat Marwick LLP

                                            KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995


                                                  MATURITY      PAR (000)              VALUE
U. S. TREASURY SECURITIES-26.52%
U. S. TREASURY BILLS(a)-22.83%
5.780%                                            10/05/95        $ 25,000        $   24,863,528
------------------------------------------------------------------------------------------------
5.750%                                            10/26/95          50,000            49,560,764
------------------------------------------------------------------------------------------------
5.775%                                            10/26/95          30,000            29,735,313
------------------------------------------------------------------------------------------------
5.580%                                            11/02/95          25,000            24,759,750
------------------------------------------------------------------------------------------------
5.620%                                            11/09/95          50,000            49,461,417
------------------------------------------------------------------------------------------------
5.590%                                            11/16/95          30,000            29,645,966
------------------------------------------------------------------------------------------------
5.655%                                            11/16/95          50,000            49,403,084
------------------------------------------------------------------------------------------------
5.220%                                            11/30/95          12,500            12,336,875
------------------------------------------------------------------------------------------------
5.590%                                            11/30/95          25,000            24,650,625
------------------------------------------------------------------------------------------------
5.480%                                            12/07/95          25,000            24,630,861
------------------------------------------------------------------------------------------------
5.335%                                            12/21/95          25,000            24,588,760
------------------------------------------------------------------------------------------------
5.410%                                            12/21/95          50,000            49,165,958
------------------------------------------------------------------------------------------------
5.330%                                            12/28/95          50,000            49,126,472
------------------------------------------------------------------------------------------------
5.340%                                            12/28/95          25,000            24,562,416
------------------------------------------------------------------------------------------------
5.280%                                            01/04/96          25,000            24,541,667
------------------------------------------------------------------------------------------------
5.400%                                            01/04/96          20,000            19,625,000
------------------------------------------------------------------------------------------------
5.410%                                            01/04/96          25,000            24,530,382
------------------------------------------------------------------------------------------------
5.300%                                            01/11/96          34,200            33,535,380
------------------------------------------------------------------------------------------------
5.380%                                            01/18/96          25,000            24,480,681
------------------------------------------------------------------------------------------------
5.400%                                            01/25/96          25,000            24,452,500
------------------------------------------------------------------------------------------------
5.415%                                            02/01/96          48,000            46,895,340
------------------------------------------------------------------------------------------------
5.395%                                            02/08/96          25,000            24,400,556
------------------------------------------------------------------------------------------------
5.460%                                            02/08/96          25,000            24,393,333
------------------------------------------------------------------------------------------------
5.540%                                            08/22/96          20,000            18,904,224
------------------------------------------------------------------------------------------------
5.550%                                            08/22/96          12,600            11,908,428
------------------------------------------------------------------------------------------------
                                                                                     744,159,280
------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES-3.69%
8.625%                                            10/15/95          25,000            25,076,660
------------------------------------------------------------------------------------------------
4.250%                                            11/30/95          50,000            49,768,670
------------------------------------------------------------------------------------------------
7.750%                                            03/31/96          45,000            45,488,910
------------------------------------------------------------------------------------------------
                                                                                     120,334,240
------------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                              864,493,520
------------------------------------------------------------------------------------------------
         Total Investments (excluding
           Repurchase Agreements)                                                    864,493,520
------------------------------------------------------------------------------------------------

                                                                                  MATURITY      PAR (000)              VALUE
                                REPURCHASE AGREEMENTS(b)-73.86%

                                BT Securities Corp., 5.78%(c)                     --              $130,000        $  130,000,000
                                ------------------------------------------------------------------------------------------------
                                Barclays de Zoete Wedd Government Securities,
                                  Inc., 5.84%(d)                                  09/01/95         140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                Bear, Stearns & Co. Inc., 5.84%(e)                --               140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                Daiwa Securities America Inc., 5.84%(f)           09/01/95         117,902           117,902,411
                                ------------------------------------------------------------------------------------------------
                                Deutsche Bank Government Securities, Inc.,
                                  5.85%(g)                                        --               160,000           160,000,000
                                  5.85%(h)                                        --               400,000           400,000,000
                                ------------------------------------------------------------------------------------------------
                                First Boston Corp. (The), 5.80%(i)                09/01/95         140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                Fuji Securities Inc., 5.85%(j)                    --               100,000           100,000,000
                                  5.87%(k)                                        --               110,000           110,000,000
                                ------------------------------------------------------------------------------------------------
                                Goldman, Sachs & Co., 5.80%(l)                    09/01/95         140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                Lehman Government Securities, Inc., 5.82%(m)      --               140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                Nikko Securities Co., Ltd., 5.85%(n)              --               130,000           130,000,000
                                ------------------------------------------------------------------------------------------------
                                Nomura Securities International, Inc., 5.83%(o)   09/01/95         140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                SBC Government Securities, Inc., 5.83%(p)         --               140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                State Street Bank & Trust Co., 5.81%(q)           09/01/95         140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                UBS Securities Inc., 5.85%(r)                     --               140,000           140,000,000
                                ------------------------------------------------------------------------------------------------
                                         Total Repurchase Agreements                                               2,407,902,411
                                ------------------------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS-100.38%                                                 3,272,395,931(s)
                                ------------------------------------------------------------------------------------------------
                                         OTHER ASSETS LESS LIABILITIES-(0.38%)                                       (12,427,259)
                                ------------------------------------------------------------------------------------------------
                                         NET ASSETS-100.00%                                                       $3,259,968,672
                                ================================================================================================
(a)  U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b)  Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c)  Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $95,590,000 U.S. Treasury Notes, 10.375% to 12.75% due
     11/15/09 to 11/15/10.
(d)  Entered into 08/31/95 with a maturing value of $140,022,711. Collateralized by $138,800,000 U.S. Treasury obligations, 4.25% to 8.875% due 10/15/95 to
     08/15/25.
(e)  Open repurchase agreement entered into 07/06/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $264,550,000 U.S. Treasury STRIPS, due 05/15/97 to
     02/15/09.
(f)  Joint repurchase agreement entered into 08/31/95 with a maturing value of
     $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0%
     to 10.75% due 11/30/95 to 05/15/16.
(g)  Open repurchase agreement entered into 04/13/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $151,682,000 U.S. Treasury obligations, 0% to 8.75% due
     04/04/96 to 05/15/21.
(h)  Open repurchase agreement entered into 12/28/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $339,762,000 U.S. Treasury obligations, 5.375% to 11.25%
     due 09/30/96 to 02/15/20.

(i) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $145,970,000 U.S. Treasury Bills due 11/30/95 to 01/04/96.
(j) Open repurchase agreement entered into 01/11/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $216,668,000 U.S. Treasury STRIPS, due 02/15/99 to
     05/15/14.
(k) Open joint repurchase agreement entered into 06/20/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations 0% to 9.25% due 05/15/97 to 02/15/16.
(l) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $131,445,000 U.S. Treasury obligations, 3.875% to 12.00% due 10/31/95 to
     11/15/18.
(m) Open repurchase agreement entered into 03/01/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $594,791,000 U.S. Treasury STRIPS, due 05/15/98 to
     05/15/21.
(n) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $132,685,000 U.S. Treasury Notes, 5.875% due 08/15/98.
(o) Entered into 08/31/95 with a maturing value of $140,022,672. Collateralized by $130,344,000 U.S. Treasury obligations, 0% to 11.125% due 12/28/95 to
     11/15/24.
(p) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily.
     Collateralized by $116,853,000 U.S. Treasury obligations, 0% to 11.875% due
     03/07/96 to 08/15/23.
(q) Entered into 08/31/95 with a maturing value of $140,022,594. Collateralized by $132,870,000 U.S. Treasury Notes, 7.125% to 7.75% due 09/30/99 to
     11/30/99.
(r) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S.
     Treasury Bills, due 12/14/95 to 01/18/96.
(s)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                     STATEMENT OF ASSETS AND LIABILITIES

                     August 31, 1995


                     ASSETS:
                     Investments, excluding repurchase agreements, at value (amortized cost)    $  864,493,520
                     -----------------------------------------------------------------------------------------
                     Repurchase agreements                                                       2,407,902,411
                     -----------------------------------------------------------------------------------------
                     Interest receivable                                                             3,526,829
                     -----------------------------------------------------------------------------------------
                     Investment for deferred compensation plan                                          27,164
                     -----------------------------------------------------------------------------------------
                     Other assets                                                                      170,052
                     -----------------------------------------------------------------------------------------
                       Total assets                                                              3,276,119,976
                     -----------------------------------------------------------------------------------------
                     LIABILITIES:
                     Deferred compensation payable                                                      27,164
                     -----------------------------------------------------------------------------------------
                     Dividends payable                                                              15,637,389
                     -----------------------------------------------------------------------------------------
                     Accrued advisory fees                                                             173,398
                     -----------------------------------------------------------------------------------------
                     Accrued distribution fees                                                         150,161
                     -----------------------------------------------------------------------------------------
                     Accrued transfer agent fees                                                        30,953
                     -----------------------------------------------------------------------------------------
                     Accrued trustees' fees                                                              6,457
                     -----------------------------------------------------------------------------------------
                     Accrued administrative services fees                                               22,829
                     -----------------------------------------------------------------------------------------
                     Accrued operating expenses                                                        102,953
                     -----------------------------------------------------------------------------------------
                       Total liabilities                                                            16,151,304
                     -----------------------------------------------------------------------------------------
                     NET ASSETS                                                                 $3,259,968,672
                     =========================================================================================
                     NET ASSETS:

                     Institutional Class                                                        $2,669,637,166
                     =========================================================================================
                     Private Investment Class                                                   $  394,585,487
                     =========================================================================================
                     Personal Investment Class                                                  $  114,527,171
                     =========================================================================================
                     Cash Management Class                                                      $   81,218,848
                     =========================================================================================
                     SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

                     Institutional Class                                                         2,669,507,426
                     =========================================================================================
                     Private Investment Class                                                      394,566,270
                     =========================================================================================
                     Personal Investment Class                                                     114,521,888
                     =========================================================================================
                     Cash Management Class                                                          81,214,894
                     =========================================================================================
                     Net asset value, offering and redemption price per share                   $         1.00
                     =========================================================================================


                     See Notes to Financial Statements.

                     STATEMENT OF OPERATIONS


                     For the year ended August 31, 1995


                     INVESTMENT INCOME:
                     Interest income                                                             $169,306,110
                     ----------------------------------------------------------------------------------------
                     EXPENSES:

                     Advisory fees                                                                  1,925,198
                     ----------------------------------------------------------------------------------------
                     Custodian fees                                                                   315,447
                     ----------------------------------------------------------------------------------------
                     Administrative services fees                                                     208,753
                     ----------------------------------------------------------------------------------------
                     Trustees' fees and expenses                                                       33,135
                     ----------------------------------------------------------------------------------------
                     Transfer agent fees                                                               91,597
                     ----------------------------------------------------------------------------------------
                     Professional fees                                                                 96,603
                     ----------------------------------------------------------------------------------------
                     Distribution fees (Note 2)                                                     1,751,898
                     ----------------------------------------------------------------------------------------
                     Other                                                                            271,094
                     ----------------------------------------------------------------------------------------
                            Total expenses                                                          4,693,725
                     ----------------------------------------------------------------------------------------
                     Less expenses assumed by advisor                                                 (47,000)
                     ========================================================================================
                            Net expenses                                                            4,646,725
                     ========================================================================================
                     Net investment income                                                        164,659,385
                     ----------------------------------------------------------------------------------------
                     Net realized gain on sales of investments                                         67,230
                     ----------------------------------------------------------------------------------------
                     Net increase in net assets resulting from operations                        $164,726,615
                     ========================================================================================


                     STATEMENT OF CHANGES IN NET ASSETS



                     For the years ended August 31, 1995 and 1994



                                                                                       1995              1994
                     OPERATIONS:
                       Net investment income                                      $  164,659,385    $  129,450,854
                     ---------------------------------------------------------------------------------------------
                       Net realized gain on sales of investments                          67,230            63,526
                     ---------------------------------------------------------------------------------------------
                            Net increase in net assets resulting from
                              operations                                             164,726,615       129,514,380
                     ---------------------------------------------------------------------------------------------
                     Distributions to shareholders from net investment income       (164,659,385)     (129,450,854)
                     ---------------------------------------------------------------------------------------------
                     Distributions to shareholders from net realized gains on
                       investments                                                       (63,547)               --
                     ---------------------------------------------------------------------------------------------
                     Share transactions-net                                          232,658,749      (908,258,039)
                     ---------------------------------------------------------------------------------------------
                            Net increase (decrease) in net assets                    232,662,432      (908,194,513)
                     ---------------------------------------------------------------------------------------------
                     NET ASSETS:
                            Beginning of period                                    3,027,306,240     3,935,500,753
                     ---------------------------------------------------------------------------------------------
                            End of period                                         $3,259,968,672    $3,027,306,240
                     =============================================================================================
                     NET ASSETS CONSIST OF:
                            Shares of beneficial interest                         $3,259,810,478    $3,027,151,729
                     ---------------------------------------------------------------------------------------------
                            Undistributed net realized gain on sales of
                              investments                                                158,194           154,511
                     =============================================================================================
                                                                                  $3,259,968,672    $3,027,306,240
                     =============================================================================================


                     See Notes to Financial Statements.

                     NOTES TO FINANCIAL STATEMENTS

                     August 31, 1995

                     NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations -- The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes -- The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with AIM Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                                    RATE
----------------------------------------------------------------------------------
First $300 million                                                           0.15%
----------------------------------------------------------------------------------
Over $300 million to $1.5 billion                                            0.06%
----------------------------------------------------------------------------------
Over $1.5 billion                                                            0.05%
----------------------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $47,000 on the Treasury Portfolio Personal Investment Class during the year ended August 31, 1995.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $135,387 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $114,179 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to

-
-
-

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Treasury Portfolio's Private Investment Class, Personal Investment Class and Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Treasury Portfolio Private Investment Class, the Treasury Portfolio Personal Investment Class and the Treasury Portfolio Cash Management Class accrued for compensation to FMC amounts of $1,244,628, $448,840 and $58,430, respectively, under the Plan. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


NOTE 3-TRUSTEES' FEES


Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                                                      1995                                   1994
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
                                                       ---------------    ----------------    ---------------    ----------------
                                  Sold:
                                      Institutional
                                        Class           13,265,129,336    $ 13,265,129,336     26,026,026,543    $ 26,026,026,543
                                  --------------------------------------------------------    -----------------------------------
                                      Private
                                        Investment
                                        Class            3,483,722,415       3,483,722,415        827,921,059         827,921,059
                                  --------------------------------------------------------    -----------------------------------
                                      Personal
                                        Investment
                                        Class              628,065,796         628,065,796        343,375,963         343,375,963
                                  --------------------------------------------------------    -----------------------------------
                                      Cash
                                        Management
                                        Class               97,195,296          97,195,296        142,326,763         142,326,763
                                  --------------------------------------------------------    -----------------------------------
                                  Issued as
                                    reinvestment of
                                    dividends:
                                      Institutional
                                        Class               11,558,277          11,558,277         11,688,081          11,688,081
                                  --------------------------------------------------------    -----------------------------------
                                      Private
                                        Investment
                                        Class                2,167,906           2,167,906            361,516             361,516
                                  --------------------------------------------------------    -----------------------------------
                                      Personal
                                        Investment
                                        Class                2,719,512           2,719,512          1,153,701           1,153,701
                                  --------------------------------------------------------    -----------------------------------
                                      Cash
                                        Management
                                        Class                2,671,137           2,671,137          1,883,744           1,883,744
                                  --------------------------------------------------------    -----------------------------------
                                  Reacquired:
                                      Institutional
                                        Class          (13,059,443,790)    (13,059,443,790)   (27,238,038,910)    (27,238,038,910)
                                  --------------------------------------------------------    -----------------------------------
                                      Private
                                        Investment
                                        Class           (3,504,019,234)     (3,504,019,234)      (619,863,560)       (619,863,560)
                                  --------------------------------------------------------    -----------------------------------
                                      Personal
                                        Investment
                                        Class             (604,841,208)       (604,841,208)      (325,817,071)       (325,817,071)
                                  --------------------------------------------------------    -----------------------------------
                                      Cash
                                        Management
                                        Class              (92,266,694)        (92,266,694)       (79,275,868)        (79,275,868)
                                  --------------------------------------------------------    -----------------------------------
                                  Net increase
                                    (decrease)             232,658,749    $    232,658,749       (908,258,039)   $   (908,258,039)
                                  --------------------------------------------------------    -----------------------------------

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Institutional Class during each of the years in the ten-year period ended August 31, 1995.

                               1995          1994          1993          1992          1991          1990          1989
                            ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
  of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
--------------------------  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Income from investment
  operations:
  Net investment income           0.06          0.04          0.03          0.05          0.07          0.08          0.09
--------------------------  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net
    investment income            (0.06)        (0.04)        (0.03)        (0.05)        (0.07)        (0.08)        (0.09)
--------------------------  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of
  period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
==========================  ==========    ==========    ==========    ==========    ==========    ==========    ==========
Total return                      5.66%         3.53%         3.22%         4.56%         7.04%         8.52%         9.03%
==========================  ==========    ==========    ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
  Net assets, end of
    period (000s omitted)   $2,669,637    $2,452,389    $3,652,672    $3,835,387    $2,437,902    $1,703,460    $1,189,822
==========================  ==========    ==========    ==========    ==========    ==========    ==========    ==========
Ratio of expenses to
  average net assets              0.10%(a)      0.08%         0.08%         0.09%         0.10%         0.12%         0.11%
==========================  ==========    ==========    ==========    ==========    ==========    ==========    ==========
Ratio of net investment
  income to average net
  assets                          5.53%(a)      3.39%         3.17%         4.38%         6.73%         8.19%         8.69%
==========================  ==========    ==========    ==========    ==========    ==========    ==========    ==========

                               1988         1987        1986
                            ----------    --------    --------
Net asset value, beginning
  of period                 $     1.00    $   1.00    $   1.00
--------------------------  ----------    --------    --------
Income from investment
  operations:
  Net investment income           0.07        0.06        0.07
--------------------------  ----------    --------    --------
Less distributions:
  Dividends from net
    investment income            (0.07)      (0.06)      (0.07)
--------------------------  ----------    --------    --------
Net asset value, end of
  period                    $     1.00    $   1.00    $   1.00
=========================   ==========    ========    ========
Total return                      6.98%       6.17%       7.28%
=========================   ==========    ========    ========
Ratios/supplemental data:
  Net assets, end of
    period (000s omitted)   $1,121,144    $650,547    $488,239
=========================   ==========    ========    ========
Ratio of expenses to
  average net assets              0.13%       0.14%       0.19%
=========================   ==========    ========    ========
Ratio of net investment
  income to average net
  assets                          6.76%       6.01%       6.89%
=========================   ==========    ========    ========

(a) Ratios are based on average net assets of $2,432,714,207.

=======================================================     =======================================================

                                                                                   PROSPECTUS
SHORT-TERM INVESTMENTS TRUST
11 Greenway Plaza, Suite 1919                                                  December 14, 1995
Houston, Texas 77046-1173
(713) 626-1919                                                                     SHORT-TERM
                                                                               INVESTMENTS TRUST
INVESTMENT ADVISOR                                                           ---------------------
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                                                  TREASURY PORTFOLIO
Houston, Texas 77046-1173
(713) 626-1919                                                               ---------------------

DISTRIBUTOR                                                                   INSTITUTIONAL CLASS
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                                      TABLE OF CONTENTS
(800) 659-1005                                                                                                  PAGE
                                                                                                                ----
AUDITORS                                                    Summary..........................................     2
KPMG PEAT MARWICK LLP
NationsBank Building                                        Table of Fees and Expenses.......................     4
Houston, Texas 77002
                                                            Financial Highlights.............................     5
CUSTODIAN
THE BANK OF NEW YORK                                        Suitability For Investors........................     6
110 Washington Street
8th Floor                                                   Investment Program...............................     6
New York, New York 10286
                                                            Purchase of Shares...............................     8

TRANSFER AGENT                                              Redemption of Shares.............................     9
A I M INSTITUTIONAL FUND SERVICES, INC.
                                                            Dividends........................................     9
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                   Taxes............................................    10

                                                            Net Asset Value..................................    10
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS        Yield Information................................    10
PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE
PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR       Reports to Shareholders..........................    11
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS             Management of the Fund...........................    11
PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY        General Information..............................    12
NOT LAWFULLY BE MADE.
                                                            Appendix.........................................   A-1

=======================================================     =======================================================


                                                                      PROSPECTUS
                           PERSONAL INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-4744
                               ------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Fund"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Personal Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.




     The Fund also offers shares of the following classes of the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Cash Management Class and Resource Class, as well as shares of classes of another portfolio of the Fund, the Treasury TaxAdvantage Portfolio.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                  ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                               ------------------



     This Prospectus sets forth basic information that a prospective investor should know before investing in shares of the Personal Investment Class of the Treasury Portfolio and should be read and retained for future reference. A Statement of Additional Information, dated December 14, 1995, has been filed with the United States Securities and Exchange Commission and is hereby incorporated by reference. For a copy of the Statement of Additional Information without charge, write to the address above or call (800) 877-4744.


     THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                      PROSPECTUS DATED: DECEMBER 14, 1995

                                     TABLE OF CONTENTS


                                         PAGE                                             PAGE
                                         ----                                             ----
SUMMARY.................................   2     DIVIDENDS...............................  11
TABLE OF FEES AND EXPENSES..............   4     TAXES...................................  12
FINANCIAL HIGHLIGHTS....................   5     NET ASSET VALUE.........................  12
SUITABILITY FOR INVESTORS...............   6     YIELD INFORMATION.......................  13
INVESTMENT PROGRAM......................   6     REPORTS TO SHAREHOLDERS.................  13
PURCHASE OF SHARES......................   9     MANAGEMENT OF THE FUND..................  14
REDEMPTION OF SHARES....................  10     GENERAL INFORMATION.....................  17


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

     The Fund is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Pursuant to separate prospectuses, the Fund also offers shares of other classes of shares representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Fund are referred to collectively as the "Portfolios."

     Because the Portfolio declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES


     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."


DIVIDENDS


     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

     The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1995, AIM received advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrative Services."


DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of shares of the Class. Pursuant to a plan of distribution adopted by the Fund's Board of Trustees, the Fund may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net asset value of the Portfolio attributable to the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


     THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales load imposed on purchases
     (as a percentage of offering price)..................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)..................................            None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)..................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable).............................................            None
  Exchange fee............................................................            None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees.........................................................            0.06%
  12b-1 fees (after fee waivers)*.........................................            0.50%**
  Other expenses:
     Custodian fees.......................................................  0.01%
     Other (after expense reimbursements)*................................  0.03%
                                                                            -----
          Total other expenses............................................            0.04%
                                                                                      ----
  Total portfolio operating expenses --
     Personal investment class............................................            0.60%
                                                                                      ====


------------

 * Had there been no fee waivers and no expense reimbursements, 12b-1 fees and Other expenses would have been 0.75% and 0.09%, respectively.
** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year............................................... $ 6
         3 years.............................................. $19
         5 years.............................................. $33
        10 years.............................................. $75



     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. There can be no assurance that future waivers of 12b-1 fees (if any) will not vary from the figures reflected in the Fee Table. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


     Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the four-year period ended August 31, 1995 and the period August 8, 1991 (date operations commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                     1995         1994         1993         1992         1991
                                   --------      -------      -------      -------      -------
Net asset value, beginning
  of period.....................   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from investment
  operations:
  Net investment income.........       0.05         0.03         0.03         0.04        0.003
                                   --------      -------      -------      -------      -------
          Total from investment
            operations..........       0.05         0.03         0.03         0.04        0.003
                                   --------      -------      -------      -------      -------
Less distributions:
  Dividends (from net investment
     income)....................      (0.05)       (0.03)       (0.03)       (0.04)      (0.003)
                                   --------      -------      -------      -------      -------
Net asset value, end of
  period........................   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                   ========      =======      =======      =======      =======
Total return....................       5.13%        3.02%        2.77%        4.07%        5.04%(a)
                                   ========      =======      =======      =======      =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)................   $114,527      $88,582      $69,867      $23,853      $   330
                                   ========      =======      =======      =======      =======
Ratio of expenses to average net
  assets(b).....................       0.60%(c)     0.58%        0.53%        0.49%        0.81%(a)
                                   ========      =======      =======      =======      =======
Ratio of net investment income
  to average net assets(b)......       5.03%(c)     2.99%        2.70%        3.55%        5.03%(a)
                                   ========      =======      =======      =======      =======


---------------

(a) Annualized.


(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.65% and 4.98%, respectively, for the year ended August 31, 1995, 0.66% and 2.91%, respectively, for the year ended August 31, 1994, 0.63% and 2.59%, respectively, for the year ended August 31, 1993.



(c) Ratios are based on average net assets of $89,767,973.

                             SUITABILITY FOR INVESTORS

     The Shares of the Class are intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Fund's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and
(c) the expense of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES


     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares should consult with the Institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of the Class. The minimum initial investment is $1,000, and there is no minimum amount of subsequent purchases of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares. The customer's shares are fully assignable and subject to encumbrance by the customer.


     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares in the Class directly, except through reinvestment of dividends and distributions.



     Orders for the purchase of shares in the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


     Federal Reserve wires should be sent as early in the day as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of "Shares of the Personal Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

     In the interest of economy and convenience, certificates representing shares will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares for which certificates have not been issued are normally made through a customer's Institution.



     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.



     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.



     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.


     Shares of the Class are not redeemable at the option of the Fund unless the Board of Trustees of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per-share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Fund does not expect to realize any long-term capital gains or losses in the Portfolio.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the Institution to AIFS, 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


     The Fund uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.


     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.


                                NET ASSET VALUE


     The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.


     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.


                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Fund at
(800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A shareholder's investment in the Portfolio is not insured or guaranteed by the U.S. Government or by any other Institution. These factors should be carefully considered by the investor before investing in the Portfolio.


     For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.21% and 5.35%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current distribution rate for the period) were 5.24% and 5.38%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.



     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.



     From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS

     The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution a written confirmation for each transaction.

                             MANAGEMENT OF THE FUND
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a privately held corporation. AIM Management is a holding company engaged in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1995, AIM received fees with respect to the Portfolio from the Fund under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.60% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES

     The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


     In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $73,366 with respect to the Portfolio for the year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $40,813.


FEE WAIVERS


     AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.


DISTRIBUTOR


     The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, payment of a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Fund to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Fund's Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"), on July 19, 1993. In approving the continuance of Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the shares of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


     The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.


     All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



     The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class.

LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

OTHER INFORMATION

     This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


SHORT-TERM INVESTMENTS TRUST                                         SHORT-TERM
11 Greenway Plaza, Suite 1919                                        INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-4744


INVESTMENT ADVISOR
A I M ADVISORS, INC.                                                 PERSONAL
11 Greenway Plaza, Suite 1919                                        INVESTMENT CLASS
Houston, Texas 77046-1173                                            OF THE
(713) 626-1919                                                       ------------------------------------------------------

DISTRIBUTOR                                                          TREASURY PORTFOLIO                   PROSPECTUS
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-4744

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                                                                   DECEMBER 14, 1995
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
110 Washington Street, 8th Floor
New York, New York 10286


TRANSFER AGENT
A I M INSTITUTIONAL FUND
  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY
THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE
AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM                   [LOGO APPEARS HERE]
SUCH OFFERING MAY NOT LAWFULLY BE MADE.                              Fund Management Company

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                           PERSONAL INVESTMENT CLASS

                                     OF THE

                               TREASURY PORTFOLIO

                                       OF

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-4744



                             ______________________




         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
                     IT SHOULD BE READ IN CONJUNCTION WITH

                     THE PROSPECTUS DATED DECEMBER 14, 1995

                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                    FUND MANAGEMENT COMPANY, P.O. BOX 4333,
                           HOUSTON, TEXAS 77210-4333
                           OR CALLING (800) 877-4744




                             ______________________




          STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 14, 1995
              RELATING TO THE PROSPECTUS DATED: DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                                                                                                      Page
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Fund and Its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Banking Regulations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Other Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Portfolio Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS


                                  INTRODUCTION


         The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 14, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing to the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling
(800) 877-4744. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Personal Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES


         The Fund is an open-end diversified series management investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). A copy of the Agreement and Declaration of Trust ("Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



         The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to the Personal Investment Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and statements of additional information.


         As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

         Shareholders of the Fund do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

         The assets received by the Fund for the issue or sale of shares of each class relating to a Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated and will be charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each Portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS


         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         *CHARLES T. BAUER, Trustee and Chairman  (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.


         BRUCE L. CROCKETT, Trustee  (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Trustee   (71)
         6 Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.





__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

         *CARL FRISCHLING, Trustee  (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

         **ROBERT H. GRAHAM, Trustee and President  (49)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; Senior Vice President, AIM Global Advisors Limited.

         JOHN F. KROEGER, Trustee   (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD 21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Trustee  (53)
         6363 Woodway, Suite 825
         Houston, TX 77057

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Trustee  (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.





__________________________________

* A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

** A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

         LOUIS S. SKLAR, Trustee  (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         *JOHN J. ARTHUR, Senior Vice President and Treasurer  (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.

         GARY T. CRUM, Senior Vice President  (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co., Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

         *CAROL F. RELIHAN, Vice President and Secretary  (41)

         Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc., and Fund Management Company; Vice President and Secretary,
A I M Distributors, Inc., A I M Global Associates, Inc. and AIM Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital
Management, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer  (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

         MELVILLE B. COX, Vice President  (52)

         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc., and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.





__________________________________

*        Mr. Arthur and Ms. Relihan are married to each other.

         KAREN DUNN KELLEY, Vice President  (35)

         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

         J. ABBOTT SPRAGUE, Vice President  (40)

         Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Fund Services, Inc. and A I M Management Group Inc.


         The Board of Trustees has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to be disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.

Remuneration of Trustees

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:




====================================================================================================

DIRECTOR                                   AGGREGATE            RETIREMENT              TOTAL
                                          COMPENSATION           BENEFITS            COMPENSATION
                                          FROM FUND(1)            ACCRUED            FROM ALL AIM
                                                                BY ALL AIM             FUNDS(3)
                                                                  FUNDS(2)
----------------------------------------------------------------------------------------------------
  Charles T. Bauer                       $       0           $         0          $         0
----------------------------------------------------------------------------------------------------
  Bruce L. Crockett                          3,281                 2,814               45,094
----------------------------------------------------------------------------------------------------
  Owen Daly II                               3,298                14,375               45,844
----------------------------------------------------------------------------------------------------
  Carl Frischling                            3,281                 7,542               45,094
----------------------------------------------------------------------------------------------------
  Robert H. Graham                               0                     0                    0
----------------------------------------------------------------------------------------------------
  John F. Kroeger                            3,298                20,517               45,844
----------------------------------------------------------------------------------------------------
  Lewis F. Pennock                           3,298                 5,093               45,844
----------------------------------------------------------------------------------------------------
  Ian W. Robinson                            3,249                10,396               45,094
----------------------------------------------------------------------------------------------------
  Louis S. Sklar                             3,249                 4,682               45,094
====================================================================================================

______________________

(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $13,735.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $8,673. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.

                                             Annual Compensation Paid
                                                 By All AIM Funds
                                                      $60,000          $65,000
                                     =========================================
Number of Years of                   10               $30,000          $32,500
Service with the                     -----------------------------------------
AIM Funds                             9               $27,000          $29,250
                                     -----------------------------------------
                                      8               $24,000          $26,000
                                     -----------------------------------------
                                      7               $21,000          $22,750
                                     -----------------------------------------
                                      6               $18,000          $19,500
                                     -----------------------------------------
                                      5               $15,000          $16,250
                                     =========================================

Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

         The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a partner of Reid & Priest until September 1994, when he became a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


INVESTMENT ADVISOR


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Agreement"). AIM was organized in 1976, and together with its affiliates manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.


         AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

         Pursuant to the terms of the Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

                 Net Assets                                                  Rate
                 ----------                                                  ----
                 First $300 million                                          0.15%
                 Over $300 million to $1.5 billion                           0.06%
                 Over $1.5 billion                                           0.05%

         The Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

         The Agreement provides, that, upon the request of the Board of Trustees, AIM may perform certain additional services on behalf of the Portfolio which are not required by the Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


         Pursuant to an investment advisory agreement between the Fund and AIM previously in effect (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Agreement and the Advisory Agreement currently in effect, AIM received fees from the Fund for the fiscal years ended

August 31, 1995, 1994 and 1993, with respect to the Portfolio in the amounts of $1,925,198, $2,337,627, and $2,211,262 respectively.

         The Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Agreement will continue in effect until June 30, 1996, and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund. The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

          FMC is a registered broker-dealer and a wholly-owned subsidiary of AIM. FMC acts as distributor of the Shares.

ADMINISTRATIVE SERVICES


         AIM also provides the Portfolio with administrative services pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


         The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Under the Administrative Services Agreement, AIM has agreed to perform or arrange for the performance of certain accounting, and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


         Under the terms of the Prior Advisory Agreement, which provided that AIM would be reimbursed for its costs in providing certain accounting services. AIM was reimbursed for the fiscal year ended August 31, 1993, in the amount of $82,419, for performing additional services for the Portfolio.

         Under the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994, $135,387 and $97,055, respectively, for fund accounting services.

         Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $114,179 and $13,752, for the fiscal years ended August 31, 1995 and 1994, respectively, for the provision of certain shareholder serivces for the Fund.


EXPENSES

         In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

         Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

         The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSFER AGENT AND CUSTODIAN


         The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


           A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173, acts as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.


REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

         TREASURY PORTFOLIO


         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995 and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                                RECORD ONLY(a)
         ---------------                               -------------
NationsBank Texas                                          14.27%
P.O. Box 831000
Dallas, TX 75283-1000

Wachovia Bank and Trust                                    12.50%
P.O. Box 3075
Winston-Salem, NC 27150

Trust Company Bank                                         11.96%
P.O. Box 105504
Atlanta, GA 30348


-------------------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                         PERCENT
                 NAME AND ADDRESS                        OWNED OF
                 OF RECORD OWNER                        RECORD ONLY(a)
                 ---------------                        -----------
Victoria Bank & Trust                                       7.84%
One O'Connor Plaza 6th Fl.
Victoria, TX 77902

Texas Commerce Bank                                         6.47%
601 Travis
Houston, TX 77002

U.S. Bank of Washington                                     5.62%
P.O. Box 3168
Portland, OR 97208

FRNCO                                                       5.04%
P.O. Box 939
Rogers, AR 72757-0939


PERSONAL INVESTMENT CLASS
-------------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               -----------
Frost National Bank                                        49.42%(b)
P.O. Box 2358
San Antonio, TX 78299

Republic National Bank                                     27.58%(b)
1 Hanson Pl., Lower Level
Brooklyn, NY 11243

The Bank of New York                                       21.30%
440 Mamaroneck Ave.
Harrison, NY 10528




---------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS
------------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               -----------
Liberty Bank and Trust Co.                               41.02%(b)
    of Oklahoma, N.A.
P.O. Box 25848
Oklahoma City, OK 73125

First Trust/VAR & Co.                                    29.92%(b)
180 E. 5th Street
St. Paul, MN 55101

Huntington Capital Corp                                  14.82%
41 S. High St.
Columbus, OH 43287

Charter National Bank                                     6.39%
P.O. Box 1494
Houston, TX 77251-1494

United Counties Trust Co.                                 5.20%
30 Maple St.
Summit, NJ 07901


CASH MANAGEMENT CLASS
---------------------

                                                          PERCENT                            PERCENT
         NAME AND ADDRESS                                  OWNED                             OWNED OF
         OF RECORD OWNER                              BENEFICIALLY ONLY                    RECORD ONLY
         ---------------                              -----------------                    -----------
City of Riverside                                          21.65%                              -0-
P.O. Box 12005
Riverside, CA 92502-2205

LA Export Terminal                                          -0-                               11.72%(a)
P.O. Box 1769
San Pedro, CA 90733

State Street Bank and Trust                                 -0-                               10.87%(a)
61 Broadway 15th Fl.
New York, NY 10006



----------------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                          PERCENT                            PERCENT
         NAME AND ADDRESS                                  OWNED                             OWNED OF
         OF RECORD OWNER                              BENEFICIALLY ONLY                    RECORD ONLY
         ---------------                              -----------------                    -----------
Montgomery County                                          6.76%                              -0-
101 Monroe Street 15th Fl.
Rockville, MD 20850

City of West Sacramento                                    6.60%                              -0-
2101 Stone Blvd.
W. Sacramento, CA 95691

City of Ontario                                            5.26%                              -0-
303 East "B" St.
Ontario, CA 91764


RESOURCE CLASS
--------------

         AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.


         TREASURY TAXADVANTAGE PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               -----------
FirsTier Bank Omaha                                      28.6%(b)
1700 Farnam Street
Omaha, NE 68102



-------------------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                        PERCENT
                 NAME AND ADDRESS                      OWNED OF
                 OF RECORD OWNER                     RECORD ONLY(a)
                 ---------------                     -----------
Muchmore & Co.                                          13.7%
750 Walnut Street
Cranford, NJ 07016-1205

Key Trust Company                                       10.1%
4900 Tiedeman
Cleveland, OH 44101-5971

Boatmen's Trust Company                                  8.7%
P.O. Box 14737
St. Louis, MO 63178

Wachovia Bank and Trust Co NA                            7.6%
P.O. Box 3075
Winston-Salem, NC 27150

Liberty Bank & Trust Company                             7.5%
   of Tulsa, N.A.
P.O. Box 25848
Oklahoma City, OK 73125


PRIVATE INVESTMENT CLASS
------------------------

                                                              PERCENT
                 NAME AND ADDRESS                             OWNED OF
                 OF RECORD OWNER                            RECORD ONLY(a)
                 ---------------                            -----------
Huntington Capital Corp                                        100%(b)
41 S. High St.
Columbus, OH 43287

         Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

         To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the fund beneficially owned less than 1% of each class of the Fund's outstanding shares.




------------------

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Fund to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

         The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund - Trustees and Officers" and "- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

         The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Fund's Board of Trustees. FMC has not undertaken to sell any specified number of shares of the Class.

         On July 19, 1993, the Board of Trustees (including the affirmative vote of all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996 and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as those of the Distribution Agreement was in effect through October 17, 1993. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

         The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Shares, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


         For the fiscal year ended August 31, 1995, FMC received compensation pursuant to the Plan in the amount of $448,840 or an amount equal to 0.50%, of the average daily net assets of the Class. Of such amount, $365,612 (or an amount equal to 0.41% of the average daily net assets of the Class) was paid to dealers and financial institutions and $83,228 (or an amount equal to 0.09% of the average daily net assets of the Class) was retained by FMC.


         FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Fund, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Fund, also owns shares of AIM Management.

PERFORMANCE INFORMATION

         As stated under the caption "Yield Information" in the Prospectus, yield information for the Class may be obtained by calling the Fund at (800) 877-4744. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the shares, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


         For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.21% and 5.35%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.24% and 5.38%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


         The Fund may compare the performance of the Class or the performance of securities in which it may invest to:

                 o IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;


                 o other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;


                 o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

                 o other fixed-income investments such as Certificates of Deposit ("CDs").

         The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, including the Portfolio, defines an "Eligible Security" as follows:

                 (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii)     a security:

                          (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

                          (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's Board of Directors; provided, however, that:

                          (A)     the board of directors may base its
                 determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                          (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security(2) is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

INVESTMENT RESTRICTIONS

         As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:





-------------------------------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer at security, that NRSRO. At present the NRSROs are:
         Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. ("Fitch") and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

         (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

         (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

         (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

         (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

         (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

         (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

         (8) invest in any obligation not payable as to principal and interest in United States currency; or

         (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

         The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

         The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals. In addition, the Portfolio will not purchase or retain securities of any issuer if the officers or trustees of the Fund or the officers or directors of AIM owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer. The Portfolio also will not invest in illiquid securities or enter into reverse repurchase agreements. The Fund will notify the appropriate shareholder(s) if, upon the advice of AIM, the Portfolio intends to begin investing in illiquid securities or entering into reverse repurchase agreements.


                             PORTFOLIO TRANSACTIONS

         AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


         From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

         Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

         If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and, in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Class that are designated as undistributed capital gains.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.


EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                              FINANCIAL STATEMENTS
























                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                       /s/ KPMG Peat Marwick LLP

                                           KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                           MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 26.52%

U.S. TREASURY BILLS(a) - 22.83%

5.780%                                     10/05/95 $ 25,000  $   24,863,528
----------------------------------------------------------------------------
5.750%                                     10/26/95   50,000      49,560,764
----------------------------------------------------------------------------
5.775%                                     10/26/95   30,000      29,735,313
----------------------------------------------------------------------------
5.580%                                     11/02/95   25,000      24,759,750
----------------------------------------------------------------------------
5.620%                                     11/09/95   50,000      49,461,417
----------------------------------------------------------------------------
5.590%                                     11/16/95   30,000      29,645,966
----------------------------------------------------------------------------
5.655%                                     11/16/95   50,000      49,403,084
----------------------------------------------------------------------------
5.220%                                     11/30/95   12,500      12,336,875
----------------------------------------------------------------------------
5.590%                                     11/30/95   25,000      24,650,625
----------------------------------------------------------------------------
5.480%                                     12/07/95   25,000      24,630,861
----------------------------------------------------------------------------
5.335%                                     12/21/95   25,000      24,588,760
----------------------------------------------------------------------------
5.410%                                     12/21/95   50,000      49,165,958
----------------------------------------------------------------------------
5.330%                                     12/28/95   50,000      49,126,472
----------------------------------------------------------------------------
5.340%                                     12/28/95   25,000      24,562,416
----------------------------------------------------------------------------
5.280%                                     01/04/96   25,000      24,541,667
----------------------------------------------------------------------------
5.400%                                     01/04/96   20,000      19,625,000
----------------------------------------------------------------------------
5.410%                                     01/04/96   25,000      24,530,382
----------------------------------------------------------------------------
5.300%                                     01/11/96   34,200      33,535,380
----------------------------------------------------------------------------
5.380%                                     01/18/96   25,000      24,480,681
----------------------------------------------------------------------------
5.400%                                     01/25/96   25,000      24,452,500
----------------------------------------------------------------------------
5.415%                                     02/01/96   48,000      46,895,340
----------------------------------------------------------------------------
5.395%                                     02/08/96   25,000      24,400,556
----------------------------------------------------------------------------
5.460%                                     02/08/96   25,000      24,393,333
----------------------------------------------------------------------------
5.540%                                     08/22/96   20,000      18,904,224
----------------------------------------------------------------------------
5.550%                                     08/22/96   12,600      11,908,428
----------------------------------------------------------------------------
                                                                 744,159,280
----------------------------------------------------------------------------

U.S. TREASURY NOTES - 3.69%

8.625%                                     10/15/95   25,000      25,076,660
----------------------------------------------------------------------------
4.250%                                     11/30/95   50,000      49,768,670
----------------------------------------------------------------------------
7.750%                                     03/31/96   45,000      45,488,910
----------------------------------------------------------------------------
                                                                 120,334,240
----------------------------------------------------------------------------
   Total U.S. Treasury Securities                                864,493,520
----------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                  864,493,520
----------------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS(b) - 73.86%

BT Securities Corp., 5.78%(c)               --    $130,000  $  130,000,000
-----------------------------------------------------------------------------
Barclays de Zoete Wedd Government
 Securities, Inc., 5.84%(d)              09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co. Inc., 5.84%(e)          --     140,000     140,000,000
-----------------------------------------------------------------------------
Daiwa Securities America Inc., 5.84%(f)  09/01/95  117,902     117,902,411
-----------------------------------------------------------------------------
Deutsche Bank Government Securities,
 Inc., 5.85%(g)                             --     160,000     160,000,000
 5.85%(h)                                   --     400,000     400,000,000
-----------------------------------------------------------------------------
First Boston Corp. (The), 5.80%(i)       09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Fuji Securities Inc., 5.85%(j)              --     100,000     100,000,000
 5.87%(k)                                   --     110,000     110,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., 5.80%(l)           09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Lehman Government Securities, Inc.,
 5.82%(m)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., Ltd., 5.85%(n)        --     130,000     130,000,000
-----------------------------------------------------------------------------
Nomura Securities International, Inc.,
 5.83%(o)                                09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
SBC Government Securities, Inc.,
 5.83%(p)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
State Street Bank & Trust Co., 5.81%(q)  09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
UBS Securities Inc., 5.85%(r)               --     140,000     140,000,000
-----------------------------------------------------------------------------
   Total Repurchase Agreements                               2,407,902,411
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.38%                              3,272,395,931(s)
-----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.38%)                                                   (12,427,259)
-----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $3,259,968,672
-----------------------------------------------------------------------------

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,590,000 U.S. Treasury Notes, 10.375% to 12.75% due 11/15/09 to 11/15/10.
(d) Entered into 08/31/95 with a maturing value of $140,022,711. Collateralized by $138,800,000 U.S. Treasury obligations, 4.25% to 8.875% due 10/15/95 to
    08/15/25.
(e) Open repurchase agreement entered into 07/06/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $264,550,000 U.S. Treasury STRIPS, due 05/15/97 to 02/15/09.
(f) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(g) Open repurchase agreement entered into 04/13/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $151,682,000 U.S. Treasury obligations, 0% to 8.75% due 04/04/96 to 05/15/21.
(h) Open repurchase agreement entered into 12/28/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $339,762,000 U.S. Treasury obligations, 5.375% to 11.25% due 09/30/96 to 02/15/20.

(i) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $145,970,000 U.S. Treasury Bills due 11/30/95 to 01/04/96.
(j) Open repurchase agreement entered into 01/11/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $216,668,000 U.S. Treasury STRIPS, due 02/15/99 to 05/15/14.
(k) Open joint repurchase agreement entered into 06/20/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations 0% to 9.25% due 05/15/97 to 02/15/16.
(l) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $131,445,000 U.S. Treasury obligations, 3.875% to 12.00% due 10/31/95 to
    11/15/18.
(m) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $594,791,000 U.S. Treasury STRIPS, due 05/15/98 to 05/15/21.
(n) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $132,685,000 U.S. Treasury Notes, 5.875% due 08/15/98.
(o) Entered into 08/31/95 with a maturing value of $140,022,672. Collateralized by $130,344,000 U.S. Treasury obligations, 0% to 11.125% due 12/28/95 to
    11/15/24.
(p) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $116,853,000 U.S. Treasury obligations, 0% to 11.875% due 03/07/96 to 08/15/23.
(q) Entered into 08/31/95 with a maturing value of $140,022,594. Collateralized by $132,870,000 U.S. Treasury Notes, 7.125% to 7.75% due 09/30/99 to
    11/30/99.
(r) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(s) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  864,493,520
------------------------------------------------------------------------
Repurchase agreements                                      2,407,902,411
------------------------------------------------------------------------
Interest receivable                                            3,526,829
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,164
------------------------------------------------------------------------
Other assets                                                     170,052
------------------------------------------------------------------------
  Total assets                                             3,276,119,976
------------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                     27,164
------------------------------------------------------------------------
Dividends payable                                             15,637,389
------------------------------------------------------------------------
Accrued advisory fees                                            173,398
------------------------------------------------------------------------
Accrued distribution fees                                        150,161
------------------------------------------------------------------------
Accrued transfer agent fees                                       30,953
------------------------------------------------------------------------
Accrued trustees' fees                                             6,457
------------------------------------------------------------------------
Accrued administrative services fees                              22,829
------------------------------------------------------------------------
Accrued operating expenses                                       102,953
------------------------------------------------------------------------
  Total liabilities                                           16,151,304
------------------------------------------------------------------------

NET ASSETS                                                $3,259,968,672

========================================================================

NET ASSETS:

Institutional Class                                       $2,669,637,166
========================================================================
Private Investment Class                                  $  394,585,487
========================================================================
Personal Investment Class                                 $  114,527,171
========================================================================
Cash Management Class                                     $   81,218,848
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,669,507,426
========================================================================
Private Investment Class                                     394,566,270
========================================================================
Personal Investment Class                                    114,521,888
========================================================================
Cash Management Class                                         81,214,894
========================================================================
Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                                 $169,306,110
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      1,925,198
-----------------------------------------------------------------------------
Custodian fees                                                       315,447
-----------------------------------------------------------------------------
Administrative services fees                                         208,753
-----------------------------------------------------------------------------
Trustees' fees and expenses                                           33,135
-----------------------------------------------------------------------------
Transfer agent fees                                                   91,597
-----------------------------------------------------------------------------
Professional fees                                                     96,603
-----------------------------------------------------------------------------
Distribution fees (Note 2)                                         1,751,898
-----------------------------------------------------------------------------
Other                                                                271,094
-----------------------------------------------------------------------------
  Total expenses                                                   4,693,725
-----------------------------------------------------------------------------
Less expenses assumed by advisor                                     (47,000)
=============================================================================
  Net expenses                                                     4,646,725
=============================================================================
Net investment income                                            164,659,385
-----------------------------------------------------------------------------
Net realized gain on sales of investments                             67,230
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $164,726,615
=============================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                   1995            1994
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  164,659,385  $  129,450,854
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            67,230          63,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    164,726,615     129,514,380
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (164,659,385)   (129,450,854)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments                       (63,547)             --
-----------------------------------------------------------------------------
Share transactions-net                           232,658,749    (908,258,039)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets          232,662,432    (908,194,513)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,027,306,240   3,935,500,753
-----------------------------------------------------------------------------
  End of period                               $3,259,968,672  $3,027,306,240
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,259,810,478  $3,027,151,729
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       158,194         154,511
-----------------------------------------------------------------------------
                                              $3,259,968,672  $3,027,306,240
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

NET ASSETS                                                        RATE
-----------------------------------------------------------------------
First $300 million                                                0.15%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $47,000 on the Treasury Portfolio Personal Investment Class during the year ended August 31, 1995.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $135,387 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $114,179 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Treasury Portfolio's Private Investment Class, Personal Investment Class and Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Treasury Portfolio Private
Investment Class, the Treasury Portfolio Personal Investment Class and the Treasury Portfolio Cash Management Class accrued for compensation to FMC amounts of $1,244,628, $448,840 and $58,430, respectively, under the Plan. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                       1995                               1994
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     13,265,129,336  $ 13,265,129,336   26,026,026,543  $ 26,026,026,543
---------------------------------------------------------------------------------------------
  Private Investment
   Class                   3,483,722,415     3,483,722,415      827,921,059       827,921,059
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                     628,065,796       628,065,796      343,375,963       343,375,963
---------------------------------------------------------------------------------------------
  Cash Management Class       97,195,296        97,195,296      142,326,763       142,326,763
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         11,558,277        11,558,277       11,688,081        11,688,081
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,167,906         2,167,906          361,516           361,516
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                       2,719,512         2,719,512        1,153,701         1,153,701
---------------------------------------------------------------------------------------------
  Cash Management Class        2,671,137         2,671,137        1,883,744         1,883,744
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (13,059,443,790)  (13,059,443,790) (27,238,038,910)  (27,238,038,910)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  (3,504,019,234)   (3,504,019,234)    (619,863,560)     (619,863,560)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (604,841,208)     (604,841,208)    (325,817,071)     (325,817,071)
---------------------------------------------------------------------------------------------
  Cash Management Class      (92,266,694)      (92,266,694)     (79,275,868)      (79,275,868)
---------------------------------------------------------------------------------------------
Net increase (decrease)      232,658,749  $    232,658,749     (908,258,039) $   (908,258,039)
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Personal Investment Class during each of the years in the four-year period ended August 31, 1995 and the period August 8, 1991 (date operations commenced) through August 31, 1991.

                              1995        1994     1993     1992     1991
                            --------     -------  -------  -------  ------
Net asset value, beginning
 of period                  $   1.00     $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------  --------     -------  -------  -------  ------
Income from investment
 operations:
  Net investment income         0.05        0.03     0.03     0.04   0.003
--------------------------  --------     -------  -------  -------  ------
Less distributions:
  Dividends from net
   investment income           (0.05)      (0.03)   (0.03)   (0.04) (0.003)
--------------------------  --------     -------  -------  -------  ------
Net asset value, end of
 period                     $   1.00     $  1.00  $  1.00  $  1.00  $ 1.00
==========================  ========     =======  =======  =======  ======
Total return                    5.13%       3.02%    2.77%    4.07%   5.04%(a)
==========================  ========     =======  =======  =======  ======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $114,527     $88,582  $69,867  $23,853    $330
==========================  ========     =======  =======  =======  ======
Ratio of expenses to
 average net assets(b)          0.60%(c)    0.58%    0.53%    0.49%   0.81%(a)
==========================  ========     =======  =======  =======  ======
Ratio of net investment
 income to average net
 assets(b)                      5.03%(c)    2.99%    2.70%    3.55%   5.03%(a)
==========================  ========     =======  =======  =======  ======

(a) Annualized.
(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.65% and 4.98%, respectively, for the year ended August 31, 1995, 0.66% and 2.91%, respectively, for the year ended August 31, 1994, 0.63% and 2.59%, respectively, for the year ended August 31, 1993.
(c) Ratios are based on average net assets of $89,767,973.

                                                                      PROSPECTUS
                            PRIVATE INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                               ------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Fund"), an open-end diversified, series, management investment company. This Prospectus relates solely to the Private Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.


     The Fund also offers shares of other classes of the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Cash Management Class, Personal Investment Class and Resource Class, as well as shares of classes of another portfolio of the Fund, the Treasury TaxAdvantage Portfolio.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                  ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                               ------------------


     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748.


     THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                      PROSPECTUS DATED: DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                PAGE                                       PAGE
                                ----                                       ----

SUMMARY........................   2        DIVIDENDS......................  11
TABLE OF FEES AND EXPENSES.....   4        TAXES..........................  12
FINANCIAL HIGHLIGHTS...........   5        NET ASSET VALUE................  12
SUITABILITY FOR INVESTORS......   5        YIELD INFORMATION..............  13
INVESTMENT PROGRAM.............   6        REPORTS TO SHAREHOLDERS........  13
PURCHASE OF SHARES.............   8        MANAGEMENT OF THE FUND.........  14
REDEMPTION OF SHARES...........  10        GENERAL INFORMATION............  16


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


     The Fund is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


     Pursuant to separate prospectuses, the Fund also offers other shares of other classes of shares of beneficial interest of the Fund representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Fund are referred to collectively as "Portfolios."

     Because the Fund declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Fund. See "Purchase of Shares."

REDEMPTION OF SHARES


     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."


DIVIDENDS


     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

     The Fund uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor and receives a fee based on the Fund's average daily net assets. During the fiscal year ended August 31, 1995, the Fund paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" "-- Administrative Services."


DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Fund's Board of Trustees, the Fund may pay up to 0.50% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


     THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


Shareholder Transaction Expenses
  Maximum sales load imposed on purchases
     (as a percentage of offering price)...................................             None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)...................................             None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)...................................             None
  Redemption fees (as a percentage of amount redeemed,
     if applicable)........................................................             None
  Exchange fee.............................................................             None
Annual Portfolio Operating Expenses -- Private Investment Class
  (as a percentage of average net assets)
  Management fees..........................................................             0.06%
  12b-1 fees (after fee waivers)*..........................................             0.30%**
  Other expenses:
     Custodian fees........................................................   0.01%
     Other.................................................................   0.03%
                                                                              ----
          Total other expenses.............................................             0.04%
                                                                                       -----
  Total portfolio operating expenses --
     Private Investment Class..............................................             0.40%
                                                                                       =====


---------------


 * Had there been no fee waivers, 12b-1 fees would have been 0.50%.


** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc., Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 4
         3 years..............................................................   $13
         5 years..............................................................   $22
        10 years..............................................................   $51



     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the Class. However, there can be no assurance that any future waivers of 12b-1 fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


     Shown below are the per share data, ratios and supplemental data for the three-year period ended August 31, 1995 and the period November 25, 1991 (date operations commenced) through August 31, 1992. The data have been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                              1995           1994         1993         1992
                                            --------       --------     --------     --------
Net asset value, beginning of period......  $   1.00       $   1.00     $   1.00     $   1.00
Income from investment operations:
  Net investment income...................      0.05           0.03         0.03         0.03
                                            --------       --------     --------     --------
  Total from investment operations........      0.05           0.03         0.03         0.03
                                            --------       --------     --------     --------
Less distributions:
  Dividends from net investment income....     (0.05)         (0.03)       (0.03)       (0.03)
                                            --------       --------     --------     --------
Net asset value, end of period............  $   1.00       $   1.00     $   1.00     $   1.00
                                            ========       ========     ========     ========
Total return..............................      5.34%          3.22%        2.91%        3.92%(a)
                                            ========       ========     ========     ========
Ratios/supplemental data:
  Net assets, end of period (000s
     omitted).............................  $394,585       $412,716     $204,281     $    525
                                            ========       ========     ========     ========
  Ratio of expenses to average net
     assets(b)............................      0.40%(c)       0.38%        0.38%        0.40%(a)
                                            ========       ========     ========     ========
  Ratio of net investment income to
     average net assets(b)................      5.23%(c)       3.26%        2.81%        3.68%(a)
                                            ========       ========     ========     ========


---------------

(a) Annualized.

(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.40% and 3.25%, respectively, for the year ended August 31, 1994 and 0.47% and 2.72%, respectively, for the year ended August 31, 1993.


(c) Ratios are based on average net assets of $414,815,972.


                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Fund's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolios under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the

Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES

     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.


     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.


     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.



     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Private Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

     In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.



     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.


     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

     In certain cases, the Fund may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with law or to further the purposes for which the Fund is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Fund may cause the remaining shares to be redeemed.

                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.


     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.


                                NET ASSET VALUE


     The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.



     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Fund at
(800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.


     For the seven-day period ended August 31, 1995, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) of the Class were 5.41% and 5.56%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.44% and 5.59%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.



     To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern time.



     From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS

     The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution.

                             MANAGEMENT OF THE FUND
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1995, AIM received fees from the Fund under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, with respect to the Portfolio which represented 0.06% of such Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.40% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES

     The Fund has entered into a Master Administrative Services Agreement effective October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


     In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $73,666 with respect to the Portfolio for fiscal year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer

Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $40,813.


FEE WAIVERS


     AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.


DISTRIBUTOR


     The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Fund to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

     The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio, and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.


     All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



     The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION


     This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

SHORT-TERM INVESTMENTS TRUST           SHORT-TERM
11 Greenway Plaza, Suite 1919          INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-7748


INVESTMENT ADVISOR                     PRIVATE
A I M ADVISORS, INC.                   INVESTMENT CLASS
11 Greenway Plaza, Suite 1919          OF THE
Houston, Texas 77046-1173              ----------------------------------------
(713) 626-1919
                                       TREASURY PORTFOLIO            PROSPECTUS
DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7748

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building
700 Louisiana
Houston, Texas 77002                                         DECEMBER 14, 1995

CUSTODIAN
THE BANK OF NEW YORK
110 Washington Street, 8th Floor
New York, New York 10286


TRANSFER AGENT
A I M INSTITUTIONAL FUND

  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE FUND OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY       [LOGO APPEARS HERE]
PERSON TO WHOM SUCH OFFERING MAY       Fund Management Company
NOT LAWFULLY BE MADE.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                            PRIVATE INVESTMENT CLASS

                                     OF THE

                               TREASURY PORTFOLIO

                                       OF

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748



                             ______________________




         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
     IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, COPIES OF WHICH
                           MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7748



                             ______________________





          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                                                            Page


INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Fund and Its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Banking Regulations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Other Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Portfolio Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION



         The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 14, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling
(800) 877-7748.  Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Private Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES


         The Fund is an open-end diversified series management investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



         The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Private Investment Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and statements of additional information.


         Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the caption "Redemption of Shares."

         As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (I) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

         Shareholders of the Fund do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and, in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either of the Portfolios and any class thereof, however, may be terminated at any time, upon the recommendation of the Fund's Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

         The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.


TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         *CHARLES T. BAUER, Trustee and Chairman  (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

         BRUCE L. CROCKETT, Trustee  (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Trustee   (71)
         6 Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

         *CARL FRISCHLING, Trustee (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

         *ROBERT H. GRAHAM, Trustee and President  (49)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; Senior Vice President, AIM Global Advisors Limited.

         JOHN F. KROEGER, Trustee   (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD 21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Trustee  (53)
         6363 Woodway, Suite 825
         Houston, TX 77057

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Trustee  (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

__________________________________

* A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

** A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

         LOUIS S. SKLAR, Trustee  (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         *JOHN J. ARTHUR, Senior Vice President and Treasurer  (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.

         GARY T. CRUM, Senior Vice President  (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co., Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

         *CAROL F. RELIHAN, Vice President and Secretary  (41)

         Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc., and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and AIM Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer  (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


         MELVILLE B. COX, Vice President  (52)

         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc., and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

__________________________________

*        Mr. Arthur and Ms. Relihan are married to each other.

         KAREN DUNN KELLEY, Vice President  (35)

         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

         J. ABBOTT SPRAGUE, Vice President  (40)

         Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Fund Services, Inc. and A I M Management Group Inc.


         The Board of Trustees has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Boards of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crocket, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to be disinterested trustees or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.


         All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.



Remuneration of Trustees

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:




==============================================================================================
                                                            RETIREMENT
                                       AGGREGATE             BENEFITS               TOTAL
                                      COMPENSATION            ACCRUED            COMPENSATION
                                          FROM                BY ALL               FROM ALL
         DIRECTOR                        FUND(1)            AIM FUNDS(2)          AIM FUNDS(3)
----------------------------------------------------------------------------------------------
  Charles T. Bauer                       $       0           $         0          $         0
----------------------------------------------------------------------------------------------
  Bruce L. Crockett                          3,281                 2,814               45,094
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
  Owen Daly II                               3,298                14,375               45,844
---------------------------------------------------------------------------------------------
  Carl Frischling                            3,281                 7,542               45,094
---------------------------------------------------------------------------------------------
  Robert H. Graham                               0                     0                    0
---------------------------------------------------------------------------------------------
  John F. Kroeger                            3,298                20,517               45,844
---------------------------------------------------------------------------------------------
  Lewis F. Pennock                           3,298                 5,093               45,844
---------------------------------------------------------------------------------------------
  Ian W. Robinson                            3,249                10,396               45,094
---------------------------------------------------------------------------------------------
  Louis S. Sklar                             3,249                 4,682               45,094
=============================================================================================



______________________

(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $13,735.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $8,673. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.

                                      Annual Compensation Paid By All AIM Funds

                                                       $60,000          $65,000
                                      =========================================
             Number of                10               $30,000          $32,500
             Years of                 -----------------------------------------
             Service With              9               $27,000          $29,250
             the AIM                  -----------------------------------------
             Funds                     8               $24,000          $26,000
                                      -----------------------------------------
                                       7               $21,000          $22,750
                                      -----------------------------------------
                                       6               $18,000          $19,500
                                      -----------------------------------------
                                       5               $15,000          $16,250
                                      =========================================




Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.



         The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a partner of the firm of Reid & Priest until September 1994, when he became a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


INVESTMENT ADVISOR


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.


         AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the code may result in censure, monetary penalties, suspension or termination of employment.

         Pursuant to the terms of the Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:


                Net Assets                                            Rate
                ----------                                            ----

                First $300 million                                    0.15%
                Over $300 million to $1.5 billion                     0.06%
                Over $1.5 billion                                     0.05%


         The Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

         The Agreement provides that, upon the request of the Fund's Board of Trustees, AIM may perform certain additional services on behalf of the Portfolio which are not required by the Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


         Pursuant to an investment advisory agreement between the Fund and AIM previously in effect with respect to the Portfolio (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Agreement and the Advisory Agreement currently in effect, AIM received fees from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993, in the amounts of $1,925,198, $2,337,627, and $2,211,262, respectively.



         The Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Agreement will continue in effect until June 30, 1996 and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         A I M Capital Management, Inc., a wholly-owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts. A I M Distributors, Inc. and FMC are registered broker-dealers and wholly-owned subsidiaries of AIM. FMC acts as distributor of the Shares.

ADMINISTRATIVE SERVICES


         AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


         The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Under the Administrative Services Agreement, AIM has agreed to perform accounting, shareholder servicing and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including the cost of applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


         Under the terms of the Prior Advisory Agreement, AIM was reimbursed for the fiscal years ended August 31, 1993 in the amount of $82,419, for performing additional services for the Portfolio.



         Under the Administrative Services Agreement, AIM was reimbursed for the fiscal year ended August 31, 1995 and 1994, $135,387 and $97,055, respectively, for fund accounting services.



         Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $114,179 and $13,752, for the fiscal years ended August 31, 1995 and1994, respectively, for the provision of certain shareholder serivces for the Fund.


EXPENSES

         In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

         Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

         The Glass-Steagall Act and other applicable laws and regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


         The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


         A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.


REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's Portfolios and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Fund's Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston,

Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.


PRINCIPAL HOLDERS OF SECURITIES

         TREASURY PORTFOLIO


         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995 and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS
-------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

NationsBank Texas                                          14.27%
P.O. Box 831000
Dallas, TX 75283-1000

Wachovia Bank and Trust                                    12.50%
P.O. Box 3075
Winston-Salem, NC 27150

Trust Company Bank                                         11.96%
P.O. 105504
Atlanta, GA 30348

Victoria Bank & Trust                                       7.84%
One O'Connor Plaza 6th Fl.
Victoria, TX 77902

Texas Commerce Bank                                         6.47%
601 Travis
Houston, TX 77002

U.S. Bank of Washington                                     5.62%
P.O. Box 3168
Portland, OR 97208

FRNCO                                                       5.04%
P.O. Box 939
Rogers, AR 72757-0939



__________________________________


(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PERSONAL INVESTMENT CLASS
-------------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

Frost National Bank                                        49.42%(b)
P.O. Box 2358
San Antonio, TX 78299

Republic National Bank                                     27.58%(b)
1 Hanson Pl., Lower Level
Brooklyn, NY 11243

The Bank of New York                                       21.30%
440 Mamaroneck Ave.
Harrison, NY 10528



PRIVATE INVESTMENT CLASS

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

Liberty Bank and Trust Co.                                 41.02%(b)
   of Oklahoma, N.A.
P.O. Box 25848
Oklahoma City, OK 73125

First Trust/VAR & Co.                                       29.92%(b)
180 E. 5th Street
St. Paul, MN 55101

Huntington Capital Corp                                      14.82%
41 S. High St.
Columbus, OH 43287

Charter National Bank                                         6.39%
P.O. Box 1494
Houston, TX 77251-1494

United Counties Trust Co.                                     5.20%
30 Maple Street
Summit, NJ 07901


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------



                                                           PERCENT                            PERCENT
         NAME AND ADDRESS                                   OWNED                            OWNED OF
         OF RECORD OWNER                               BENEFICIALLY ONLY                    RECORD ONLY
         ---------------                               -----------------                    -----------
City of Riverside                                            21.65%                             -0-
P.O. Box 12005
Riverside, CA 92502-2205

LA Export Terminal                                            -0-                              11.72%(a)
P.O. Box 1769
San Pedro, CA 90733

State Street Bank & Trust Company                             -0-                              10.87%(a)
61 Broadway 15th Fl.
New York, NY 10006

Montgomery County                                             6.76%                             -0-
101 Monroe St. 15th Fl.
Rockville, MD 20850

City of West Sacramento                                       6.60%                             -0-
2101 Stone Blvd.
W. Sacramento, CA 95691

City of Ontario                                               5.26%                             -0-
303 East "B" St.
Ontario, CA 91764




RESOURCE CLASS
--------------

         AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.

__________________________________


(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

         TREASURY TAXADVANTAGE PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               -----------

FirsTier Bank Omaha                                        28.6%(b)
1700 Farnam Street
Omaha, NE 68102

Muchmore & Co.                                             13.7%
750 Walnut Street
Cranford, NJ 07016-1205

Key Trust Company                                          10.1%
4900 Tiedeman
Cleveland, OH 44101-5971

Boatmen's Trust Copany                                      8.7%
P.O. Box 14737
St. Louis, MO 63178

Wachovia Bank and Trust Co NA                               7.6%
P.O. Box 3075
Winston-Salem, NC 27150


Liberty Bank & Trust Company                                7.5%
 of Tulsa, N.A.
P.O. Box 25848
Oklahoma City, OK 73125



__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS
------------------------



                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               -----------

Huntington Capital Corp                                   100%(b)
41 S. High St.
Columbus, OH 43287



__________________________________


(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.



         Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


         To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.



                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.

DISTRIBUTION AGREEMENT

         The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. See "General Information About the Fund
- Trustees and Officers" and "- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

         The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature, except as may otherwise be provided in a distribution plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1. FMC has not undertaken to sell any specified number of Shares.


         On July 19, 1993, the Board of Trustees (including all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996 and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as those of the Distribution Agreement, was in effect through October 17, 1993. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


DISTRIBUTION PLAN

         The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records;
(v) processing purchase and redemption transactions; (vi) automatic investment in the shares of the class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


         For the fiscal year ended August 31, 1995, FMC received compensation pursuant to the Plan in the amount of $1,244,628, or an amount equal to 0.30%
of the average daily net assets of the Class.   Of such amount, $1,082,636 (or
an amount equal to 0.26% of the average daily net assets of the Class) was paid to dealer and financial institutions and $161,992 (or an amount equal to 0.04% of the average daily net assets of the Class) was retained by FMC.


         FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Fund, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Fund, also owns shares of AIM Management.

PERFORMANCE INFORMATION

         As stated under the caption "Yield Information" in the Prospectus, yield information for the Shares may be obtained by calling the Fund at (800) 877-7748. The current yield quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share

Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


         For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.41% and 5.56%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.44% and 5.59%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


         The Fund may compare the performance of the Class or the performance of securities in which it may invest to:

                 o IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

                 o other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

                 o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

                 o other fixed-income investments such as Certificates of Deposit ("CDs").

         The principal value and interest rate of CDs and money market securities are fixed at the time of purchase, whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

                 (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSRO(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii)     a security:

                          (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

                          (B) whose issuer has received from the Requisite NRSROs, a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(I) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

__________________________________

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

                          (A)     the board of directors may base its
                 determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                          (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

         The Fund's Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

INVESTMENT RESTRICTIONS

         As a matter of fundamental policy which may not be changed without a majority vote of the shareholders of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

         (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time;

         (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities; provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

         (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

         (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

         (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

         (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

         (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

         (8) invest in any obligation not payable as to principal and interest in United States currency; or

         (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

         The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

         The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals. In addition, the Portfolio will not purchase or retain securities of any issuer if the officers or trustees of the Fund or the officers or directors of AIM owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer. The Portfolio also will not invest in illiquid securities or enter into reverse repurchase agreements. The Fund will notify the appropriate shareholder(s) if, upon the advice of AIM, the Portfolio intends to begin investing in illiquid securities or entering into reverse repurchase agreements.

                             PORTFOLIO TRANSACTIONS

         AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with

AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


         From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.


         Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained
from the SEC.   Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.



                                  TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

         If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and, in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Class that are designated as undistributed capital gains.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                              FINANCIAL STATEMENTS





                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                   /s/ KPMG Peat Marwick LLP

                                       KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                                      PAR
                                           MATURITY  (000)       VALUE
U.S. TREASURY SECURITIES - 26.52%

U.S. TREASURY BILLS(a) - 22.83%

5.780%                                     10/05/95 $ 25,000 $   24,863,528
---------------------------------------------------------------------------
5.750%                                     10/26/95   50,000     49,560,764
---------------------------------------------------------------------------
5.775%                                     10/26/95   30,000     29,735,313
---------------------------------------------------------------------------
5.580%                                     11/02/95   25,000     24,759,750
---------------------------------------------------------------------------
5.620%                                     11/09/95   50,000     49,461,417
---------------------------------------------------------------------------
5.590%                                     11/16/95   30,000     29,645,966
---------------------------------------------------------------------------
5.655%                                     11/16/95   50,000     49,403,084
---------------------------------------------------------------------------
5.220%                                     11/30/95   12,500     12,336,875
---------------------------------------------------------------------------
5.590%                                     11/30/95   25,000     24,650,625
---------------------------------------------------------------------------
5.480%                                     12/07/95   25,000     24,630,861
---------------------------------------------------------------------------
5.335%                                     12/21/95   25,000     24,588,760
---------------------------------------------------------------------------
5.410%                                     12/21/95   50,000     49,165,958
---------------------------------------------------------------------------
5.330%                                     12/28/95   50,000     49,126,472
---------------------------------------------------------------------------
5.340%                                     12/28/95   25,000     24,562,416
---------------------------------------------------------------------------
5.280%                                     01/04/96   25,000     24,541,667
---------------------------------------------------------------------------
5.400%                                     01/04/96   20,000     19,625,000
---------------------------------------------------------------------------
5.410%                                     01/04/96   25,000     24,530,382
---------------------------------------------------------------------------
5.300%                                     01/11/96   34,200     33,535,380
---------------------------------------------------------------------------
5.380%                                     01/18/96   25,000     24,480,681
---------------------------------------------------------------------------
5.400%                                     01/25/96   25,000     24,452,500
---------------------------------------------------------------------------
5.415%                                     02/01/96   48,000     46,895,340
---------------------------------------------------------------------------
5.395%                                     02/08/96   25,000     24,400,556
---------------------------------------------------------------------------
5.460%                                     02/08/96   25,000     24,393,333
---------------------------------------------------------------------------
5.540%                                     08/22/96   20,000     18,904,224
---------------------------------------------------------------------------
5.550%                                     08/22/96   12,600     11,908,428
---------------------------------------------------------------------------
                                                                744,159,280
===========================================================================

U.S. TREASURY NOTES - 3.69%

8.625%                                     10/15/95   25,000     25,076,660
---------------------------------------------------------------------------
4.250%                                     11/30/95   50,000     49,768,670
---------------------------------------------------------------------------
7.750%                                     03/31/96   45,000     45,488,910
---------------------------------------------------------------------------
                                                                120,334,240
---------------------------------------------------------------------------
   Total U.S. Treasury Securities                               864,493,520
---------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                 864,493,520
---------------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS(b) - 73.86%

BT Securities Corp., 5.78%(c)               --    $130,000  $  130,000,000
-----------------------------------------------------------------------------
Barclays de Zoete Wedd Government
 Securities, Inc., 5.84%(d)              09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co. Inc., 5.84%(e)          --     140,000     140,000,000
-----------------------------------------------------------------------------
Daiwa Securities America Inc., 5.84%(f)  09/01/95  117,902     117,902,411
-----------------------------------------------------------------------------
Deutsche Bank Government Securities,
 Inc., 5.85%(g)                             --     160,000     160,000,000
 5.85%(h)                                   --     400,000     400,000,000
-----------------------------------------------------------------------------
First Boston Corp. (The), 5.80%(i)       09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Fuji Securities Inc., 5.85%(j)              --     100,000     100,000,000
 5.87%(k)                                   --     110,000     110,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., 5.80%(l)           09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Lehman Government Securities, Inc.,
 5.82%(m)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., Ltd., 5.85%(n)        --     130,000     130,000,000
-----------------------------------------------------------------------------
Nomura Securities International, Inc.,
 5.83%(o)                                09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
SBC Government Securities, Inc.,
 5.83%(p)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
State Street Bank & Trust Co., 5.81%(q)  09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
UBS Securities Inc., 5.85%(r)               --     140,000     140,000,000
-----------------------------------------------------------------------------
   Total Repurchase Agreements                               2,407,902,411
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.38%                              3,272,395,931(s)
-----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.38%)                                                   (12,427,259)
-----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $3,259,968,672
=============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,590,000 U.S. Treasury Notes, 10.375% to 12.75% due 11/15/09 to 11/15/10.
(d) Entered into 08/31/95 with a maturing value of $140,022,711. Collateralized by $138,800,000 U.S. Treasury obligations, 4.25% to 8.875% due 10/15/95 to
    08/15/25.
(e) Open repurchase agreement entered into 07/06/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $264,550,000 U.S. Treasury STRIPS, due 05/15/97 to 02/15/09.
(f) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(g) Open repurchase agreement entered into 04/13/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $151,682,000 U.S. Treasury obligations, 0% to 8.75% due 04/04/96 to 05/15/21.
(h) Open repurchase agreement entered into 12/28/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $339,762,000 U.S. Treasury obligations, 5.375% to 11.25% due 09/30/96 to 02/15/20.

(i) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $145,970,000 U.S. Treasury Bills due 11/30/95 to 01/04/96.
(j) Open repurchase agreement entered into 01/11/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $216,668,000 U.S. Treasury STRIPS, due 02/15/99 to 05/15/14.
(k) Open joint repurchase agreement entered into 06/20/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations 0% to 9.25% due 05/15/97 to 02/15/16.
(l) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $131,445,000 U.S. Treasury obligations, 3.875% to 12.00% due 10/31/95 to
    11/15/18.
(m) Open repurchase agreement entered into 03/01/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $594,791,000 U.S. Treasury STRIPS, due 05/15/98 to 05/15/21.
(n) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $132,685,000 U.S. Treasury Notes, 5.875% due 08/15/98.
(o) Entered into 08/31/95 with a maturing value of $140,022,672. Collateralized by $130,344,000 U.S. Treasury obligations, 0% to 11.125% due 12/28/95 to
    11/15/24.
(p) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $116,853,000 U.S. Treasury obligations, 0% to 11.875% due 03/07/96 to 08/15/23.
(q) Entered into 08/31/95 with a maturing value of $140,022,594. Collateralized by $132,870,000 U.S. Treasury Notes, 7.125% to 7.75% due 09/30/99 to
    11/30/99.
(r) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(s) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  864,493,520
------------------------------------------------------------------------
Repurchase agreements                                      2,407,902,411
------------------------------------------------------------------------
Interest receivable                                            3,526,829
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,164
------------------------------------------------------------------------
Other assets                                                     170,052
------------------------------------------------------------------------
  Total assets                                             3,276,119,976
------------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                     27,164
------------------------------------------------------------------------
Dividends payable                                             15,637,389
------------------------------------------------------------------------
Accrued advisory fees                                            173,398
------------------------------------------------------------------------
Accrued distribution fees                                        150,161
------------------------------------------------------------------------
Accrued transfer agent fees                                       30,953
------------------------------------------------------------------------
Accrued trustees' fees                                             6,457
------------------------------------------------------------------------
Accrued administrative services fees                              22,829
------------------------------------------------------------------------
Accrued operating expenses                                       102,953
------------------------------------------------------------------------
  Total liabilities                                           16,151,304
------------------------------------------------------------------------

NET ASSETS                                                $3,259,968,672

========================================================================

NET ASSETS:

Institutional Class                                       $2,669,637,166
========================================================================
Private Investment Class                                  $  394,585,487
========================================================================
Personal Investment Class                                 $  114,527,171
========================================================================
Cash Management Class                                     $   81,218,848
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,669,507,426
========================================================================
Private Investment Class                                     394,566,270
========================================================================
Personal Investment Class                                    114,521,888
========================================================================
Cash Management Class                                         81,214,894
========================================================================
Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                                 $169,306,110
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      1,925,198
-----------------------------------------------------------------------------
Custodian fees                                                       315,447
-----------------------------------------------------------------------------
Administrative services fees                                         208,753
-----------------------------------------------------------------------------
Trustees' fees and expenses                                           33,135
-----------------------------------------------------------------------------
Transfer agent fees                                                   91,597
-----------------------------------------------------------------------------
Professional fees                                                     96,603
-----------------------------------------------------------------------------
Distribution fees (Note 2)                                         1,751,898
-----------------------------------------------------------------------------
Other                                                                271,094
-----------------------------------------------------------------------------
  Total expenses                                                   4,693,725
-----------------------------------------------------------------------------
Less expenses assumed by advisor                                     (47,000)
=============================================================================
  Net expenses                                                     4,646,725
=============================================================================
Net investment income                                            164,659,385
-----------------------------------------------------------------------------
Net realized gain on sales of investments                             67,230
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $164,726,615
=============================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                   1995            1994
                                              --------------  ---------------
OPERATIONS:

 Net investment income                        $  164,659,385  $  129,450,854
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            67,230          63,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    164,726,615     129,514,380
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (164,659,385)   (129,450,854)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments                       (63,547)             --
-----------------------------------------------------------------------------
Share transactions-net                           232,658,749    (908,258,039)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets          232,662,432    (908,194,513)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,027,306,240   3,935,500,753
-----------------------------------------------------------------------------
  End of period                               $3,259,968,672  $3,027,306,240
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,259,810,478  $3,027,151,729
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       158,194         154,511
-----------------------------------------------------------------------------
                                              $3,259,968,672  $3,027,306,240
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                        RATE
-----------------------------------------------------------------------
First $300 million                                                0.15%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $47,000 on the Treasury Portfolio Personal Investment Class during the year ended August 31, 1995.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $135,387 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $114,179 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Treasury Portfolio's Private Investment Class, Personal Investment Class and Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Treasury Portfolio Private
Investment Class, the Treasury Portfolio Personal Investment Class and the Treasury Portfolio Cash Management Class accrued for compensation to FMC amounts of $1,244,628, $448,840 and $58,430, respectively, under the Plan. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                       1995                               1994
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     13,265,129,336  $ 13,265,129,336   26,026,026,543  $ 26,026,026,543
---------------------------------------------------------------------------------------------
  Private Investment
   Class                   3,483,722,415     3,483,722,415      827,921,059       827,921,059
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                     628,065,796       628,065,796      343,375,963       343,375,963
---------------------------------------------------------------------------------------------
  Cash Management Class       97,195,296        97,195,296      142,326,763       142,326,763
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         11,558,277        11,558,277       11,688,081        11,688,081
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,167,906         2,167,906          361,516           361,516
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                       2,719,512         2,719,512        1,153,701         1,153,701
---------------------------------------------------------------------------------------------
  Cash Management Class        2,671,137         2,671,137        1,883,744         1,883,744
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (13,059,443,790)  (13,059,443,790) (27,238,038,910)  (27,238,038,910)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  (3,504,019,234)   (3,504,019,234)    (619,863,560)     (619,863,560)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (604,841,208)     (604,841,208)    (325,817,071)     (325,817,071)
---------------------------------------------------------------------------------------------
  Cash Management Class      (92,266,694)      (92,266,694)     (79,275,868)      (79,275,868)
---------------------------------------------------------------------------------------------
Net increase (decrease)      232,658,749  $    232,658,749     (908,258,039) $   (908,258,039)
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Private Investment Class during each of the years in the three-year period ended August 31, 1995 and the period November 25, 1991 (date operations commenced) through August 31, 1992.

                                      1995         1994      1993     1992
                                    --------     --------  --------   -----
Net asset value, beginning of
 period                             $   1.00     $   1.00  $   1.00   $1.00
----------------------------------  --------     --------  --------   -----
Income from investment operations:
  Net investment income                 0.05         0.03      0.03    0.03
----------------------------------  --------     --------  --------   -----
Less distributions:
  Dividends from net investment
   income                              (0.05)       (0.03)    (0.03)  (0.03)
----------------------------------  --------     --------  --------   -----
Net asset value, end of period      $   1.00     $   1.00  $   1.00   $1.00
==================================  ========     ========  ========   =====
Total return                            5.34%        3.22%    2.91 %   3.92%(a)
==================================  ========     ========  ========   =====
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                           $394,585     $412,716  $204,281    $525
==================================  ========     ========  ========   =====
Ratio of expenses to average net
 assets(b)                              0.40%(c)     0.38%     0.38%   0.40%(a)
==================================  ========     ========  ========   =====
Ratio of net investment income to
 average net assets(b)                  5.23%(c)     3.26%     2.81%   3.68%(a)
==================================  ========     ========  ========   =====

(a) Annualized.
(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.40% and 3.25%, respectively, for the year ended August 31, 1994 and 0.47% and 2.72%, respectively, for the year ended August 31, 1993.
(c) Ratios are based on average net assets of $414,815,972.

SHORT-TERM

INVESTMENTS TRUST


                         Prospectus
--------------------------------------------------------------------------------

TREASURY
PORTFOLIO                     The Treasury Portfolio is a money market fund
                         whose investment objective is the maximization of
                         current income to the extent consistent with the
                         preservation of capital and the maintenance of
                         liquidity. The Treasury Portfolio seeks to achieve its
CASH                     objective by investing in direct obligations of the
MANAGEMENT               U.S. Treasury and repurchase agreements secured by such
CLASS                    obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.


DECEMBER 14, 1995            The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Fund"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Cash Management Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.



                              The Fund also offers shares of other classes of
                         the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Personal Investment Class and Resource Class, as well as shares of classes of another portfolio of the Fund, the Treasury TaxAdvantage Portfolio.


                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7745.


                              THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 877-7745

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Cash Management Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of the Fund representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  Because the Portfolio declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES


  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."


DIVIDENDS


  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1995, the Fund paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrative Services."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Fund's Board of Trustees, FMC receives a fee from the Fund of up to 0.10% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Fund's Board of Trustees. The Fund may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................................            None
  Deferred sales load (as a percentage of original purchase price or
      redemption proceeds, as applicable)...................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................................            None
  Exchange fee..............................................................            None

ANNUAL PORTFOLIO OPERATING EXPENSES -- CASH MANAGEMENT CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................................            0.06%
  12b-1 fees (after fee waivers)*...........................................            0.08%
  Other expenses:
     Custodian fees.........................................................   0.01%
     Other..................................................................   0.03%
                                                                               ----
          Total other expenses..............................................            0.04%
                                                                                        ----
  Total portfolio operating expenses -- Cash Management Class...............            0.18%
                                                                                        =====


---------------

* If there were no fee waivers, 12b-1 Fees would have been 0.10%.


EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


         1 year...............................................................   $ 2
         3 years..............................................................   $ 6
         5 years..............................................................   $10
        10 years..............................................................   $23



  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. The Table of Fees and Expenses reflects a voluntary waiver of 12b-1 fees for the class. However, there can be no assurance that any future waivers of 12b-1 fees (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts. As a result of 12b-1 fees, a long-term shareholder of the shares of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Cash Management Class" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the two-year period ended August 31, 1995 and the period August 17, 1993 (date operations commenced) through August 31, 1993. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                                                  1995           1994           1993
                                                                 -------        -------        -------
Net asset value, beginning of period..........................   $  1.00        $  1.00        $  1.00
Income from investment operations:
  Net investment income.......................................      0.05           0.03          0.001
                                                                 -------        -------        -------
         Total from investment operations.....................      0.05           0.03          0.001
                                                                 -------        -------        -------
Less distributions:
  Dividends from net investment income........................     (0.05)         (0.03)        (0.001)
                                                                 -------        -------        -------
Net asset value, end of period................................   $  1.00        $  1.00        $  1.00
                                                                 =======        =======        =======
Total return..................................................      5.57%          3.44%          2.91%(c)
                                                                 =======        =======        =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)....................   $81,219        $73,619        $ 8,681
                                                                 =======        =======        =======
  Ratio of expenses to average net assets.....................      0.18%(a)       0.16%(b)       0.16%(c)
                                                                 =======        =======        =======
  Ratio of net investment income to average net assets........      5.42%(a)       3.48%(b)       3.00%(c)
                                                                 =======        =======        =======


---------------


(a) Ratios are based on average daily net assets of $73,038,062.



(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.19% and 3.45%.



(c) Annualized.


                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and re-demption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Information and Authorization Form must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.



  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.



  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 3:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Cash Management Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.


                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.



  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.



  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.


  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Trustees of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.



  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.


                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of as-sets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.


  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.


                                NET ASSET VALUE


  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.



  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.


                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A shareholder's investment in the Portfolio is not insured or guaranteed by the U.S. Government or by any Institution. These factors should be carefully considered by an investor before making an investment in the Portfolio.


  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.63% and 5.79%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current distribution rate for the period) were 5.66% and 5.82%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.



  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern time.



  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction.


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company in the financial services business.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1995, AIM received fees from the Fund, with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.18% of the Class's average daily net assets.


ADMINISTRATIVE SERVICES

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


  In addition, AIM and AIFS entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $73,366 with respect to the Portfolio for the year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $40,813.


EXPENSES

  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.


  Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR


  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed
 .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.10% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  The Plan requires the officers of the Fund to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the holders of the shares of the Class.

  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.


                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.


  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

===================================================     =======================================================

SHORT-TERM INVESTMENTS TRUST                                                 PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7745                                                           December 14, 1995

INVESTMENT ADVISOR
A I M ADVISORS, INC.                                                         SHORT-TERM
11 Greenway Plaza, Suite 1919                                            INVESTMENTS TRUST
Houston, Texas 77046-1173
(713) 626-1919
                                                                       ---------------------
DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919                                            TREASURY PORTFOLIO
Houston, Texas 77046-1173
(800) 877-7745
                                                                       ---------------------
AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                          CASH MANAGEMENT CLASS
NationsBank Bldg.
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
110 Washington Street,
8th Floor
New York, New York 10286                                                 TABLE OF CONTENTS


TRANSFER AGENT                                                                                             PAGE
A I M INSTITUTIONAL FUND SERVICES, INC.                                                                    ----
                                                        Summary...........................................   2
11 Greenway Plaza, Suite 1919                           Table of Fees and Expenses........................   4
Houston, Texas 77046-1173                               Financial Highlights..............................   5
                                                        Suitability for Investors.........................   5
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY               Investment Program................................   5
INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT          Purchase of Shares................................   7
CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH         Redemption of Shares..............................   8
THE OFFERING MADE BY THIS PROSPECTUS, AND IF            Dividends.........................................   9
GIVEN OR MADE, SUCH INFORMATION OR                      Taxes.............................................   9
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING       Net Asset Value...................................  10
BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR.         Yield Information.................................  10
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN         Reports to Shareholders...........................  11
ANY JURISDICTION TO ANY PERSON TO WHOM SUCH             Management of the Fund............................  11
OFFERING MAY NOT LAWFULLY BE MADE.                      General Information...............................  13

===================================================    =======================================================


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                             CASH MANAGEMENT CLASS

                                     OF THE

                               TREASURY PORTFOLIO

                                       OF

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7745




                             ______________________





         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7745




                             ______________________






          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995

                               TABLE OF CONTENTS



                                                                                                                     Page
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Fund and Its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Banking Regulations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Eligible Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Other Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Portfolio Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION


         The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Prospectus dated December 14, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 877-7745. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Cash Management Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

         The Fund is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10,1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).


         A copy of the Agreement and Declaration of Trust ("Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



         The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Cash Management Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and statements of additional information.


         Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the caption "Redemption of Shares."

         As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

         Shareholders of the Fund do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and, in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

         The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS


         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         *CHARLES T. BAUER, Trustee and Chairman   (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

         BRUCE L. CROCKETT, Trustee   (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Trustee   (71)
         6 Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

         **CARL FRISCHLING, Trustee   (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

___________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

** A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

         *ROBERT H. GRAHAM, Trustee and President   (49)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

         JOHN F. KROEGER, Trustee  (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD 21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Trustee   (53)
         6363 Woodway, Suite 825
         Houston, TX 77057

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Trustee   (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

         LOUIS S. SKLAR, Trustee   (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         **JOHN J. ARTHUR, Senior Vice President and Treasurer   (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.

__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

**       Mr. Arthur and Ms. Relihan are married to each other.

         GARY T. CRUM, Senior Vice President   (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

         **CAROL F. RELIHAN, Vice President and Secretary   (41)

         Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer   (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

         MELVILLE B. COX, Vice President   (52)

         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

         KAREN DUNN KELLEY, Vice President   (35)

         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

         J. ABBOTT SPRAGUE, Vice President   (40)

         Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.


         The Board of Trustees has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage


** Mr. Arthur and Ms. Relihan are married to each other.

allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to be disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.


Remuneration of Trustees

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:


===============================================================================================

DIRECTOR                                 AGGREGATE             RETIREMENT              TOTAL
                                        COMPENSATION            BENEFITS           COMPENSATION
                                        FROM FUND(1)            ACCRUED            FROM ALL AIM
                                                              BY ALL AIM             FUNDS(3)
                                                               FUNDS(2)
-----------------------------------------------------------------------------------------------
  Charles T. Bauer                       $       0           $         0          $         0
-----------------------------------------------------------------------------------------------
  Bruce L. Crockett                          3,281                 2,814               45,094
-----------------------------------------------------------------------------------------------
  Owen Daly II                               3,298                14,375               45,844
-----------------------------------------------------------------------------------------------
  Carl Frischling                            3,281                 7,542               45,094
-----------------------------------------------------------------------------------------------
  Robert H. Graham                               0                     0                    0
-----------------------------------------------------------------------------------------------
  John F. Kroeger                            3,298                20,517               45,844
-----------------------------------------------------------------------------------------------
  Lewis F. Pennock                           3,298                 5,093               45,844
-----------------------------------------------------------------------------------------------
  Ian W. Robinson                            3,249                10,396               45,094
-----------------------------------------------------------------------------------------------
  Louis S. Sklar                             3,249                 4,682               45,094
===============================================================================================

______________________


(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $13,735.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $8,673. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.


                                                Annual Compensation Paid
                                                    By All AIM Funds

                                                       $60,000           $65,000
              Number of Years of       =========================================
              Service With the         10              $30,000           $32,500
              AIM Funds                -----------------------------------------
                                        9              $27,000           $29,250
                                       -----------------------------------------
                                        8              $24,000           $26,000
                                       -----------------------------------------
                                        7              $21,000           $22,750
                                       -----------------------------------------
                                        6              $18,000           $19,500
                                       -----------------------------------------
                                        5              $15,000           $16,250
                                       =========================================

Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

         The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen,

Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a partner of the firm of Reid & Priest until September 1994, when he became a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


INVESTMENT ADVISOR


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.


         AIM and the Fund have adopted a Code of Ethics which requires investment personnel to (a) pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalities, suspension or termination of employment.

         Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:


         NET ASSETS                                         RATE
         ----------                                         ----
         First $300 million                                 .15%
         Over $300 million to $1.5 billion                  .06%
         Over $1.5 billion                                  .05%


         The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

         The Advisory Agreement provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the provision of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


         Pursuant to an investment advisory agreement between the Fund and AIM previously in effect (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Advisory Agreement and the Advisory Agreement currently in effect, AIM received fees from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993, with respect to the Portfolio in the amounts of $1,925,198, $2,337,627 and $2,211,262, respectively.



         The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         FMC is a registered broker-dealer and a wholly-owned subsidiary of AIM. FMC acts as distributor of the shares of the Class.

ADMINISTRATIVE SERVICES


         AIM also provides certain additional services pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


         The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


         Under the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $82,419 for fund accounting services for the Portfolio.



         Under the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994, $135,387 and $97,055, respectively, for fund accounting services.



         Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $114,179 and $13,752, for the fiscal years ended August 31, 1995 and 1994, respectively, for the provision of certain shareholder serivces for the Fund.


EXPENSES

         Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940
Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

         Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

         The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


         The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


         A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas, 77046-1173, acts as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.

REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

         TREASURY PORTFOLIO


         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS
-------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

NationsBank Texas                                         14.27%
P.O. Box 831000
Dallas, TX 75283-1000

Wachovia Bank and Trust                                   12.50%
P.O. Box 3075
Winston-Salem, NC 27150

Trust Company Bank                                        11.96%
P.O. Box 105504
Atlanta, GA 30348

601 Travis
Houston, TX 77002

U.S. Bank of Washington                                    5.62%
P.O. Box 3168
Portland, OR 97208

Victoria Bank & Trust                                      7.84%
One O'Connor Plaza 6th Fl.
Victoria, TX 77902

Texas Commerce Bank                                        6.47%
601 Travis
Houston, TX 77002

U.S. Bank of Washington                                    5.62%
P.O. Box 3168
Portland, OR 97208

__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

FRNCO                                                      5.04%
P.O. Box 939
Rogers, AR 72757-0939

PERSONAL INVESTMENT CLASS
-------------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

Frost National Bank                                       49.42%(b)
P.O. Box 2358
San Antonio, TX 78299

Republic National Bank                                    27.58%(b)
1 Hanson Pl., Lower Level
Brooklyn, NY 11243

The Bank of New York                                      21.30%
440 Mamaroneck Ave.
Harrison, NY 10528



PRIVATE INVESTMENT CLASS
------------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------
Liberty Bank and Trust Co.                                41.02%(b)
   of Oklahoma, N.A.
P.O. Box 25848
Oklahoma City, OK 73125


First Trust/VAR & Co.                                     29.92%(b)
180 E. 5th Street
St. Paul, MN 55101


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------
Huntington Capital Corp                                   14.82%
41 S. High St.
Columbus, OH 43287

Charter National Bank                                      6.39%
P.O. Box 1494
Houston, TX 77251-1494

United Counties Trust Co.                                  5.20%
30 Maple St.
Summit, NJ 07901



CASH MANAGEMENT CLASS
---------------------

                                                         PERCENT                              PERCENT
         NAME AND ADDRESS                                 OWNED                               OWNED OF
         OF RECORD OWNER                             BENEFICIALLY ONLY                      RECORD ONLY
         ---------------                             -----------------                      -----------
City of Riverside                                         21.65%                                -0-
P.O. Box 12005
Riverside, CA 92502-2205

LA Export Terminal                                         -0-                                11.72%(a)
P.O. Box 1769
San Pedro, CA 90733

State Street Bank & Trust                                  -0-                                10.87%(a)
61 Broadway 15th Fl.
New York, NY 10006

Montgomery County                                         6.76%                                 -0-
101 Monroe Street 15th Fl.
Rockville, MD 20850

City of West Sacramento                                   6.60%                                 -0-
2101 Stone Blvd.
W. Sacramento, CA 95691


City of Ontario                                           5.26%                                  -0-
303 East "B" St.
Ontario, CA 91764

__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

RESOURCE CLASS
--------------

         AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.

         TREASURY TAXADVANTAGE PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

FirsTier Bank Omaha                                        28.6%(b)
1700 Farnam Street
Omaha, NE 68102

Muchmore & Co.                                             13.7%
750 Walnut Street
Cranford, NJ 07016-1205

Key Trust Company                                          10.1%
4900 Tiedeman
Cleveland, OH 44101-5971

Boatmen's Trust Company                                     8.7%
P.O. Box 14737
St. Louis, MO 63178

Wachovia Bank and Trust Co NA                               7.6%
P.O. Box 3075
Winston-Salem, NC 27150

Liberty Bank & Trust Company                                7.5%
   of Tulsa, N.A.
P.O. Box 25848
Oklahoma City, OK 73125


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS
------------------------

                                                          PERCENT
         NAME AND ADDRESS                                 OWNED OF
         OF RECORD OWNER                               RECORD ONLY(a)
         ---------------                               --------------

Huntington Capital Corp                                     100%(b)
41 S. High St.
Columbus, OH 43287


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.



         Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


         To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.



                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Fund to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Fund's Board of Trustees to be of high quality with minimal credit risk.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

         The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

         The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Fund's Board of Trustees. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.


         On July 19, 1993, the Board of Trustees (including the affirmative vote of all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as to those of the Distribution Agreement was in effect through October 15, 1993. The Fund or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


DISTRIBUTION PLAN

         The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records;
(v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

         For the fiscal year ended August 31, 1995, FMC received compensation pursuant to the Plan in the amount of $58,430, or an amount equal to 0.08%, of the average daily net assets of the Class. All of such amounts were paid to dealers and financial institutions pursuant to the Service Agreements.


         FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Fund, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Fund, also owns shares of AIM Management.

PERFORMANCE INFORMATION

         As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7745. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


         For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.63% and 5.79%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.66% and 5.82%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


         The Fund may compare the performance of the Class or the performance of securities in which it may invest to:

                o IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;


                o other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;


                o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

                o other fixed-income investments such as Certificates of Deposit ("CDs").

         The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities. The Portfolio may also borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur.

ELIGIBLE SECURITIES

         Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

                 (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii) a security:

                          (A) that at the time of issuance was a long-term
                 security but that has a remaining maturity of 397 calendar days or less, and

__________________________________

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc.("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

                          (B) whose issuer has received from the Requisite
                 NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or


                 (iii) an Unrated Security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                          (A) the board of directors may base its determination
                 that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                          (B) a security that at the time of issuance was a
                 long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

INVESTMENT RESTRICTIONS

         As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund - The Fund and its Shares"), the Portfolio may not:

         (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

         (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities; provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

         (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

__________________________________

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

         (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

         (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

         (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

         (8) invest in any obligation not payable as to principal and interest in United States currency; or

         (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.


OTHER INVESTMENT POLICIES

         The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

         The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals. In addition, the Portfolio will not purchase or retain securities of any issuer if the officers or trustees of the Fund or the officers or directors of AIM owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer. The Portfolio also will not invest in illiquid securities or enter into reverse repurchase agreements. The Fund will notify the appropriate shareholder(s) if, upon the advice of AIM, the Portfolio intends to begin investing in illiquid securities or entering into reverse repurchase agreements.


                             PORTFOLIO TRANSACTIONS

         AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


         From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.


         Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.



                                  TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

         If, for any taxable years the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and, in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Class that are designated as undistributed capital gains.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.


EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above.

Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                              FINANCIAL STATEMENTS





                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                             KPMG Peat Marwick LLP

                         /s/ KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                                      PAR
                                           MATURITY  (000)       VALUE
U.S. TREASURY SECURITIES - 26.52%

U.S. TREASURY BILLS(a) - 22.83%

5.780%                                     10/05/95 $ 25,000 $   24,863,528
---------------------------------------------------------------------------
5.750%                                     10/26/95   50,000     49,560,764
---------------------------------------------------------------------------
5.775%                                     10/26/95   30,000     29,735,313
---------------------------------------------------------------------------
5.580%                                     11/02/95   25,000     24,759,750
---------------------------------------------------------------------------
5.620%                                     11/09/95   50,000     49,461,417
---------------------------------------------------------------------------
5.590%                                     11/16/95   30,000     29,645,966
---------------------------------------------------------------------------
5.655%                                     11/16/95   50,000     49,403,084
---------------------------------------------------------------------------
5.220%                                     11/30/95   12,500     12,336,875
---------------------------------------------------------------------------
5.590%                                     11/30/95   25,000     24,650,625
---------------------------------------------------------------------------
5.480%                                     12/07/95   25,000     24,630,861
---------------------------------------------------------------------------
5.335%                                     12/21/95   25,000     24,588,760
---------------------------------------------------------------------------
5.410%                                     12/21/95   50,000     49,165,958
---------------------------------------------------------------------------
5.330%                                     12/28/95   50,000     49,126,472
---------------------------------------------------------------------------
5.340%                                     12/28/95   25,000     24,562,416
---------------------------------------------------------------------------
5.280%                                     01/04/96   25,000     24,541,667
---------------------------------------------------------------------------
5.400%                                     01/04/96   20,000     19,625,000
---------------------------------------------------------------------------
5.410%                                     01/04/96   25,000     24,530,382
---------------------------------------------------------------------------
5.300%                                     01/11/96   34,200     33,535,380
---------------------------------------------------------------------------
5.380%                                     01/18/96   25,000     24,480,681
---------------------------------------------------------------------------
5.400%                                     01/25/96   25,000     24,452,500
---------------------------------------------------------------------------
5.415%                                     02/01/96   48,000     46,895,340
---------------------------------------------------------------------------
5.395%                                     02/08/96   25,000     24,400,556
---------------------------------------------------------------------------
5.460%                                     02/08/96   25,000     24,393,333
---------------------------------------------------------------------------
5.540%                                     08/22/96   20,000     18,904,224
---------------------------------------------------------------------------
5.550%                                     08/22/96   12,600     11,908,428
---------------------------------------------------------------------------
                                                                744,159,280
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 3.69%

8.625%                                     10/15/95   25,000     25,076,660
---------------------------------------------------------------------------
4.250%                                     11/30/95   50,000     49,768,670
---------------------------------------------------------------------------
7.750%                                     03/31/96   45,000     45,488,910
---------------------------------------------------------------------------
                                                                120,334,240
---------------------------------------------------------------------------
   Total U.S. Treasury Securities                               864,493,520
---------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                 864,493,520
---------------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS(b) - 73.86%

BT Securities Corp., 5.78%(c)               --    $130,000  $  130,000,000
-----------------------------------------------------------------------------
Barclays de Zoete Wedd Government
 Securities, Inc., 5.84%(d)              09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co. Inc., 5.84%(e)          --     140,000     140,000,000
-----------------------------------------------------------------------------
Daiwa Securities America Inc., 5.84%(f)  09/01/95  117,902     117,902,411
-----------------------------------------------------------------------------
Deutsche Bank Government Securities,
 Inc., 5.85%(g)                             --     160,000     160,000,000
 5.85%(h)                                   --     400,000     400,000,000
-----------------------------------------------------------------------------
First Boston Corp. (The), 5.80%(i)       09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Fuji Securities Inc., 5.85%(j)              --     100,000     100,000,000
 5.87%(k)                                   --     110,000     110,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., 5.80%(l)           09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Lehman Government Securities, Inc.,
 5.82%(m)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., Ltd., 5.85%(n)        --     130,000     130,000,000
-----------------------------------------------------------------------------
Nomura Securities International, Inc.,
 5.83%(o)                                09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
SBC Government Securities, Inc.,
 5.83%(p)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
State Street Bank & Trust Co., 5.81%(q)  09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
UBS Securities Inc., 5.85%(r)               --     140,000     140,000,000
-----------------------------------------------------------------------------
   Total Repurchase Agreements                               2,407,902,411
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.38%                              3,272,395,931(s)
-----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.38%)                                                   (12,427,259)
-----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $3,259,968,672
=============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,590,000 U.S. Treasury Notes, 10.375% to 12.75% due 11/15/09 to 11/15/10.
(d) Entered into 08/31/95 with a maturing value of $140,022,711. Collateralized by $138,800,000 U.S. Treasury obligations, 4.25% to 8.875% due 10/15/95 to
    08/15/25.
(e) Open repurchase agreement entered into 07/06/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $264,550,000 U.S. Treasury STRIPS, due 05/15/97 to 02/15/09.
(f) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(g) Open repurchase agreement entered into 04/13/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $151,682,000 U.S. Treasury obligations, 0% to 8.75% due 04/04/96 to 05/15/21.
(h) Open repurchase agreement entered into 12/28/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $339,762,000 U.S. Treasury obligations, 5.375% to 11.25% due 09/30/96 to 02/15/20.

(i) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $145,970,000 U.S. Treasury Bills due 11/30/95 to 01/04/96.
(j) Open repurchase agreement entered into 01/11/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $216,668,000 U.S. Treasury STRIPS, due 02/15/99 to 05/15/14.
(k) Open joint repurchase agreement entered into 06/20/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations 0% to 9.25% due 05/15/97 to 02/15/16.
(l) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $131,445,000 U.S. Treasury obligations, 3.875% to 12.00% due 10/31/95 to
    11/15/18.
(m) Open repurchase agreement entered into 03/01/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $594,791,000 U.S. Treasury STRIPS, due 05/15/98 to 05/15/21.
(n) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $132,685,000 U.S. Treasury Notes, 5.875% due 08/15/98.
(o) Entered into 08/31/95 with a maturing value of $140,022,672. Collateralized by $130,344,000 U.S. Treasury obligations, 0% to 11.125% due 12/28/95 to
    11/15/24.
(p) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $116,853,000 U.S. Treasury obligations, 0% to 11.875% due 03/07/96 to 08/15/23.
(q) Entered into 08/31/95 with a maturing value of $140,022,594. Collateralized by $132,870,000 U.S. Treasury Notes, 7.125% to 7.75% due 09/30/99 to
    11/30/99.
(r) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(s) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  864,493,520
------------------------------------------------------------------------
Repurchase agreements                                      2,407,902,411
------------------------------------------------------------------------
Interest receivable                                            3,526,829
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,164
------------------------------------------------------------------------
Other assets                                                     170,052
------------------------------------------------------------------------
  Total assets                                             3,276,119,976
------------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                     27,164
------------------------------------------------------------------------
Dividends payable                                             15,637,389
------------------------------------------------------------------------
Accrued advisory fees                                            173,398
------------------------------------------------------------------------
Accrued distribution fees                                        150,161
------------------------------------------------------------------------
Accrued transfer agent fees                                       30,953
------------------------------------------------------------------------
Accrued trustees' fees                                             6,457
------------------------------------------------------------------------
Accrued administrative services fees                              22,829
------------------------------------------------------------------------
Accrued operating expenses                                       102,953
------------------------------------------------------------------------
  Total liabilities                                           16,151,304
------------------------------------------------------------------------

NET ASSETS                                                $3,259,968,672

========================================================================

NET ASSETS:

Institutional Class                                       $2,669,637,166
========================================================================
Private Investment Class                                  $  394,585,487
========================================================================
Personal Investment Class                                 $  114,527,171
========================================================================
Cash Management Class                                     $   81,218,848
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,669,507,426
========================================================================
Private Investment Class                                     394,566,270
========================================================================
Personal Investment Class                                    114,521,888
========================================================================
Cash Management Class                                         81,214,894
========================================================================
Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                                 $169,306,110
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      1,925,198
-----------------------------------------------------------------------------
Custodian fees                                                       315,447
-----------------------------------------------------------------------------
Administrative services fees                                         208,753
-----------------------------------------------------------------------------
Trustees' fees and expenses                                           33,135
-----------------------------------------------------------------------------
Transfer agent fees                                                   91,597
-----------------------------------------------------------------------------
Professional fees                                                     96,603
-----------------------------------------------------------------------------
Distribution fees (Note 2)                                         1,751,898
-----------------------------------------------------------------------------
Other                                                                271,094
-----------------------------------------------------------------------------
  Total expenses                                                   4,693,725
=============================================================================
Less expenses assumed by advisor                                     (47,000)
=============================================================================
  Net expenses                                                     4,646,725
-----------------------------------------------------------------------------
Net investment income                                            164,659,385
-----------------------------------------------------------------------------
Net realized gain on sales of investments                             67,230
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $164,726,615
=============================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                   1995            1994
                                              --------------  ---------------
OPERATIONS:

 Net investment income                        $  164,659,385  $  129,450,854
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            67,230          63,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    164,726,615     129,514,380
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (164,659,385)   (129,450,854)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments                       (63,547)             --
-----------------------------------------------------------------------------
Share transactions-net                           232,658,749    (908,258,039)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets          232,662,432    (908,194,513)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,027,306,240   3,935,500,753
-----------------------------------------------------------------------------
  End of period                               $3,259,968,672  $3,027,306,240
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,259,810,478  $3,027,151,729
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       158,194         154,511
-----------------------------------------------------------------------------
                                              $3,259,968,672  $3,027,306,240
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

NET ASSETS                                                        RATE
-----------------------------------------------------------------------
First $300 million                                                0.15%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $47,000 on the Treasury Portfolio Personal Investment Class during the year ended August 31, 1995.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $135,387 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $114,179 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Treasury Portfolio's Private Investment Class, Personal Investment Class and Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Treasury Portfolio Private
Investment Class, the Treasury Portfolio Personal Investment Class and the Treasury Portfolio Cash Management Class accrued for compensation to FMC amounts of $1,244,628, $448,840 and $58,430, respectively, under the Plan. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
  The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                       1995                               1994
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     13,265,129,336  $ 13,265,129,336   26,026,026,543  $ 26,026,026,543
---------------------------------------------------------------------------------------------
  Private Investment
   Class                   3,483,722,415     3,483,722,415      827,921,059       827,921,059
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                     628,065,796       628,065,796      343,375,963       343,375,963
---------------------------------------------------------------------------------------------
  Cash Management Class       97,195,296        97,195,296      142,326,763       142,326,763
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         11,558,277        11,558,277       11,688,081        11,688,081
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,167,906         2,167,906          361,516           361,516
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                       2,719,512         2,719,512        1,153,701         1,153,701
---------------------------------------------------------------------------------------------
  Cash Management Class        2,671,137         2,671,137        1,883,744         1,883,744
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (13,059,443,790)  (13,059,443,790) (27,238,038,910)  (27,238,038,910)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  (3,504,019,234)   (3,504,019,234)    (619,863,560)     (619,863,560)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (604,841,208)     (604,841,208)    (325,817,071)     (325,817,071)
---------------------------------------------------------------------------------------------
  Cash Management Class      (92,266,694)      (92,266,694)     (79,275,868)      (79,275,868)
---------------------------------------------------------------------------------------------
Net increase (decrease)      232,658,749  $    232,658,749     (908,258,039) $   (908,258,039)
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Cash Management Class during each of the years in the two-year period ended August 31, 1995 and the period August 17, 1993 (date operations commenced) through August 31, 1993.

                                            1995        1994        1993
                                           -------     -------     ------
Net asset value, beginning of period       $  1.00     $  1.00     $ 1.00
-----------------------------------------  -------     -------     ------
Income from investment operations:
  Net investment income                       0.05        0.03      0.001
-----------------------------------------  -------     -------     ------
Less distributions:
  Dividends from net investment income       (0.05)      (0.03)    (0.001)
-----------------------------------------  -------     -------     ------
Net asset value, end of period             $  1.00     $  1.00     $ 1.00
=========================================  =======     =======     ======
Total return                                  5.57%       3.44%      2.91%(c)
=========================================  =======     =======     ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $81,219     $73,619     $8,681
=========================================  =======     =======     ======
Ratio of expenses to average net assets       0.18%(a)    0.16%(b)   0.16%(c)
=========================================  =======     =======     ======
Ratio of net investment income to average
 net assets                                   5.42%(a)    3.48%(b)   3.00%(c)
=========================================  =======     =======     ======

(a) Ratios are based on average net assets of $73,038,062.
(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.19% and 3.45%, respectively.
(c) Annualized.

                         SUBJECT TO COMPLETION DATED NOVEMBER 13, 1995
SHORT-TERM

INVESTMENTS TRUST

                         PROSPECTUS
--------------------------------------------------------------------------------

TRUST                         The Treasury Portfolio is a money market fund
PORTFOLIO                whose investment objective is the maximization of
                         current income to the extent consistent with the
RESOURCE                 preservation of capital and the maintenance of
CLASS                    liquidity. The Treasury Portfolio seeks to achieve its
                         objective by investing in direct obligations of the
DECEMBER 14, 1995        U.S. Treasury and repurchase agreements secured by such
                         obligations. The instruments purchased by the Treasury
                         Portfolio will have maturities of 397 days or less.

                              The Treasury Portfolio is a series portfolio of
                         Short-Term Investments Trust (the "Fund"), an open-end, diversified, series management investment company. This Prospectus relates solely to the Resource Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.
                              The Fund also offers shares of other classes of
                         the Treasury Portfolio pursuant to separate prospectuses: the Institutional Class, Private Investment Class, Personal Investment Class and Cash Management Class, as well as shares of classes of another portfolio of the Fund, the Treasury TaxAdvantage Portfolio.

                         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                         A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE RESOURCE CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 825-6858.

                              THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 825-6858


******************************************************************************
*                                                                            *
*    INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A   *
*    REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED      *
*    WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT   *
*    BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE         *
*    REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT     *
*    CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY      *
*    NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH   *
*    SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO             *
*    REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH     *
*    STATE.                                                                  *
*                                                                            *
******************************************************************************

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Resource Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of the Fund representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to separate prospectuses. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  Because the Portfolio declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended August 31, 1994, the Fund paid AIM advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrative Services."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Fund's Board of Trustees, FMC receives a fee from the Fund of up to 0.20% of the average daily net assets of the Portfolio attributable to the shares of the Class as compensation for distribution-related services pursuant to plans of distribution adopted by the Fund's Board of Trustees. The Fund may also make payments pursuant to such distribution plans to certain broker-dealers or other financial institutions for distribution-related services. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales load imposed on purchases
     (as a percentage of offering price)...................................            None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)...................................            None
  Deferred sales load (as a percentage of original purchase price or redemption
     proceeds, as applicable)..............................................            None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)..............................................            None
  Exchange fee.............................................................            None

ANNUAL PORTFOLIO OPERATING EXPENSES -- RESOURCE CLASS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees..........................................................            0.06%
  12b-1 fees (after fee waivers)*..........................................            0.16%**
  Other expenses (estimated):
     Custodian fees........................................................   0.01%
     Other.................................................................   0.03%
                                                                              ----
          Total other expenses.............................................            0.04%
                                                                                       ----
  Total portfolio operating expenses -- Resource Class.....................            0.26%
                                                                                       =====

---------------
 * Had there been no fee waivers, 12b-1 fees would have been 0.20%.

** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

         1 year................................................................   $ 3
         3 years...............................................................   $ 8

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The Other Expenses and 12b-1 fees figure is based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal year. Thus, actual expenses may be greater or less than such estimates. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Resource Class" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $10,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, the investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 3:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Resource Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Trustees of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional Shares at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the Shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local or foreign taxes.

  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 825-6858. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A shareholder's investment in the Portfolio is not insured or guaranteed by the U.S. Government or by any Institution. These factors should be carefully considered by an investor before making an investment in the Portfolio.

  To assist banks and other institutions performing their own subaccounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution with a written confirmation for each transaction.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1995, AIM received fees from the Fund, with respect to the Portfolio under the Advisory Agreement which represented 0.06% of the Portfolio's average daily net assets.

ADMINISTRATIVE SERVICES

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

  In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $73,366 with respect to the Portfolio for the year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agent and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $40,813.

EXPENSES

  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed
 .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amount may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.20% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  The Plan requires the officers of the Fund to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the holders of the shares of the Class.

  The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the class to which the Plan relates. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=====================================      ====================================

SHORT-TERM INVESTMENTS TRUST                           PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 825-6858                                      December 14, 1995


INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                              SHORT-TERM
(713) 626-1919                                     INVESTMENTS TRUST


DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7745                                   ---------------------


AUDITORS                                           TREASURY PORTFOLIO
KPMG PEAT MARWICK LLP
700 Louisiana
NationsBank Bldg.                                ---------------------
Houston, Texas 77002


CUSTODIAN
THE BANK OF NEW YORK
110 Washington Street,
8th Floor                                            RESOURCE CLASS
New York, New York 10286


TRANSFER AGENT
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
                                                                           PAGE
                                                                           ----
NO PERSON HAS BEEN AUTHORIZED TO           Summary......................     2
GIVE ANY INFORMATION OR TO MAKE ANY        Table of Fees and Expenses...     4
REPRESENTATIONS NOT CONTAINED IN THIS      Suitability for Investors....     5
PROSPECTUS IN CONNECTION WITH THE          Investment Program...........     5
OFFERING MADE BY THIS PROSPECTUS, AND      Purchase of Shares...........     7
IF GIVEN OR MADE, SUCH INFORMATION OR      Redemption of Shares.........     8
REPRESENTATIONS MUST NOT BE RELIED         Dividends....................     8
UPON AS HAVING BEEN AUTHORIZED BY THE      Taxes........................     9
FUND OR THE DISTRIBUTOR. THIS              Net Asset Value..............     9
PROSPECTUS DOES NOT CONSTITUTE AN          Yield Information............    10
OFFER IN ANY JURISDICTION TO ANY           Reports to Shareholders......    10
PERSON TO WHOM SUCH OFFERING MAY NOT       Management of the Fund.......    10
LAWFULLY BE MADE.                          General Information..........    13

=====================================      ====================================

                            SUBJECT TO COMPLETION
                              NOVEMBER 13, 1995



                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                                 RESOURCE CLASS

                                     OF THE

                               TREASURY PORTFOLIO

                                       OF

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 825-6858




                             ______________________





              THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
                PROSPECTUS.  IT SHOULD BE READ IN CONJUNCTION
                 WITH THE PROSPECTUS, COPIES OF WHICH MAY BE
                     OBTAINED BY WRITING FUND MANAGEMENT
                      COMPANY, 11 GREENWAY PLAZA, SUITE
                       1919, HOUSTON, TEXAS 77046-1173
                          OR CALLING (800) 825-6858




                             ______________________





          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995



***************************************************************************
*                                                                         *
*  Information contained herein is subject to completion or amendment. A  *
*  registration statement relating to these securities has been filed     *
*  with the Securities and Exchange Commission. These securities may not  *
*  be sold nor any offers to buy be accepted prior to the time the        *
*  registration statement becomes effective. This Statement of            *
*  Additional Information does not constitute a prospectus.               *
*                                                                         *
***************************************************************************

                               TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Fund and Its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Banking Regulations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Eligible Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Other Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Portfolio Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

                                  INTRODUCTION

         The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Prospectus dated December 14, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or by calling (800) 825-6858. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Resource Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

         The Fund is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10,1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

         A copy of the Agreement and Declaration of Trust ("Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

         The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Resource Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Treasury TaxAdvantage Portfolio are offered pursuant to separate prospectuses and statements of additional information.

         Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the caption "Redemption of Shares."

         As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

         Shareholders of the Fund do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and, in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

         The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         *CHARLES T. BAUER, Trustee and Chairman   (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

         BRUCE L. CROCKETT, Trustee   (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Trustee   (71)
         6 Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

         **CARL FRISCHLING, Trustee   (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).





__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

** A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

         *ROBERT H. GRAHAM, Trustee and President   (49)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.

         JOHN F. KROEGER, Trustee   (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD 21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Trustee   (53)
         6363 Woodway, Suite 825
         Houston, TX 77057

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Trustee   (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

         LOUIS S. SKLAR, Trustee   (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         **JOHN J. ARTHUR, Senior Vice President and Treasurer   (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.





__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

**       Mr. Arthur and Ms. Relihan are married to each other.

         GARY T. CRUM, Senior Vice President   (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

       **CAROL F. RELIHAN, Vice President and Secretary   (41)

         Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer   (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

         MELVILLE B. COX, Vice President   (52)

         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

         KAREN DUNN KELLEY, Vice President   (35)

         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.

         J. ABBOTT SPRAGUE, Vice President   (40)

         Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Management Group Inc.

         The Board of Trustees has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.

Remuneration of Trustees

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:


  ============================================================================================

  DIRECTOR                              AGGREGATE             RETIREMENT             TOTAL
                                       COMPENSATION            BENEFITS           COMPENSATION
                                       FROM FUND(1)            ACCRUED            FROM ALL AIM
                                                              BY ALL AIM            FUNDS(3)
                                                               FUNDS(2)
  --------------------------------------------------------------------------------------------
  Charles T. Bauer                       $     -0-           $       -0-          $        -0-
  --------------------------------------------------------------------------------------------
  Bruce L. Crockett                          3,281                 2,814                45,094
  --------------------------------------------------------------------------------------------
  Owen Daly II                               3,298                14,375                45,844
  --------------------------------------------------------------------------------------------
  Carl Frischling                            3,281                 7,542                45,094
  --------------------------------------------------------------------------------------------
  Robert H. Graham                             -0-                   -0-                   -0-
  --------------------------------------------------------------------------------------------
  John F. Kroeger                            3,298                20,517                45,844
  --------------------------------------------------------------------------------------------
  Lewis F. Pennock                           3,298                 5,093                45,844
  --------------------------------------------------------------------------------------------
  Ian W. Robinson                            3,249                10,396                45,094
  --------------------------------------------------------------------------------------------
  Louis S. Sklar                             3,249                 4,682                45,094
  ============================================================================================

----------------------

(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $13,735.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $8,673. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.



                                Annual Compensation Paid
                                    By All AIM Funds
                                          $60,000          $65,000
                         =========================================
Number of Years of       10               $30,000          $32,500
Service With the         -----------------------------------------
AIM Funds                 9               $27,000          $29,250
                         -----------------------------------------
                          8               $24,000          $26,000
                         -----------------------------------------
                          7               $21,000          $22,750
                         -----------------------------------------
                          6               $18,000          $19,500
                         -----------------------------------------
                          5               $15,000          $16,250
                         =========================================

DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

         The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a partner of the firm of Reid & Priest until September 1994, when he became a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

INVESTMENT ADVISOR

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.

         AIM and the Fund have adopted a Code of Ethics which requires investment personnel to (a) pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

         Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

         NET ASSETS                                                                RATE
         ----------                                                                ----
         First $300 million                                                        .15%
         Over $300 million to $1.5 billion                                         .06%
         Over $1.5 billion                                                         .05%

         The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

         The Advisory Agreement provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the provision of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrative Services."

         Pursuant to an investment advisory agreement between the Fund and AIM previously in effect (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Advisory Agreement and the Advisory Agreement currently in effect, AIM received fees from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993, with respect to the Portfolio in the amounts of $1,925,198, $2,337,627 and $2,211,262, respectively.

         The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1996, and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.

         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         FMC is a registered broker-dealer and a wholly-owned subsidiary of AIM. FMC acts as distributor of the shares of the Class.

ADMINISTRATIVE SERVICES

         AIM also provides certain additional services pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").

         The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.

         Under the Prior Advisory Agreement, AIM was reimbursed for the fiscal year ended August 31, 1993 in the amount of $82,419 for fund accounting services for the Portfolio.

         Under the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995 and 1994, $135,387 and $97,055, respectively, for fund accounting services.

         Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $114,179 and $13,752, for the fiscal years ended August 31, 1995 and 1994, respectively, for the provision of certain shareholder services for the Fund.

EXPENSES

         Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

         Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to one or both of the Portfolios are prorated among all classes of such Portfolios based upon the relative net assets of each such class. The expenses of the Portfolio are deducted from its total income before dividends are paid. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

         The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSFER AGENT AND CUSTODIAN

         The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.

         A I M Institutional Fund Services, Inc. ("AIFS") serves as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.

REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.


PRINCIPAL HOLDERS OF SECURITIES

         TREASURY PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS
-------------------

                                                          PERCENT
            NAME AND ADDRESS                              OWNED OF
            OF RECORD OWNER                            RECORD ONLY(a)
       --------------------------                      --------------
NationsBank Texas                                          14.27%
P.O. Box 831000
Dallas, TX 75283-1000

Wachovia Bank and Trust                                    12.50%
P.O. Box 3075
Winston-Salem, NC 27150

Trust Company Bank                                         11.96%
P.O. Box 105504
Atlanta, GA 30348

Victoria Bank & Trust                                       7.84%
One O'Connor Plaza 6th Fl.
Victoria, TX 77902

Texas Commerce Bank                                         6.47%
601 Travis
Houston, TX 77002


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                         PERCENT
         NAME AND ADDRESS                               OWNED OF
         OF RECORD OWNER                              RECORD ONLY(a)
         ---------------                              --------------
U.S. Bank of Washington                                      5.62%
P.O. Box 3168
Portland, OR 97208

FRNCO                                                        5.04%
P.O. Box 939
Rogers, AR 72757-0939


PERSONAL INVESTMENT CLASS
-------------------------

                                                         PERCENT
         NAME AND ADDRESS                               OWNED OF
         OF RECORD OWNER                              RECORD ONLY(a)
         ---------------                              --------------
Frost National Bank                                         49.42%(b)
P.O. Box 2358
San Antonio, TX 78299

Republic National Bank                                      27.58%(b)
1 Hanson Pl., Lower Level
Brooklyn, NY 11243

The Bank of New York                                        21.30%
440 Mamaroneck Ave.
Harrison, NY 10528

PRIVATE INVESTMENT CLASS
------------------------

                                                            PERCENT
          NAME AND ADDRESS                                  OWNED OF
           OF RECORD OWNER                               RECORD ONLY(a)
      --------------------------                         --------------
Liberty Bank and Trust Co.                                  41.02%(b)
   of Oklahoma, N.A.
P.O. Box 25848
Oklahoma City, OK 73125




__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                         PERCENT
        NAME AND ADDRESS                                OWNED OF
        OF RECORD OWNER                               RECORD ONLY(a)
        ---------------                               --------------
First Trust/VAR & Co.                                    29.92%(b)
180 E. 5th Street
St. Paul, MN 55101

Huntington Capital Corp                                   14.82%
41 S. High St.
Columbus, OH 43287

Charter National Bank                                      6.39%
P.O. Box 1494
Houston, TX 77251-1494

United Counties Trust Co.                                  5.20%
30 Maple St.
Summit, NJ 07901

CASH MANAGEMENT CLASS
---------------------

                                                          PERCENT                             PERCENT
             NAME AND ADDRESS                              OWNED                              OWNED OF
              OF RECORD OWNER                         BENEFICIALLY ONLY                     RECORD ONLY
         -------------------------                    -----------------                     -----------
City of Riverside                                           21.65%                               -0-
P.O. Box 12005
Riverside, CA 92502-2205

LA Export Terminal                                         -0-                                 11.72%(a)
P.O. Box 1769
San Pedro, CA 90733

State Street Bank and Trust                                -0-                                 10.87%(a)
61 Broadway 15th Fl.
New York, NY 10006

Montgomery County                                            6.76%                               -0-
101 Monroe St. 15th Fl.
Rockville, MD 20850

City of West Sacramento                                      6.60%                               -0-
2101 Stone Blvd.
W. Sacramento, CA 9569

City of Ontario                                              5.26%                               -0-
303 East "B" St.
Ontario, CA 91764


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

RESOURCE CLASS
--------------

         AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.


         TREASURY TAXADVANTAGE PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                          PERCENT
            NAME AND ADDRESS                              OWNED OF
            OF RECORD OWNER                             RECORD ONLY(a)
         ----------------------                         --------------
FirsTier Bank Omaha                                        28.6%(b)
1700 Farnam Street
Omaha, NE 68102

Muchmore & Co.                                             13.7%
750 Walnut Street
Cranford, NJ 07016-1205

Key Trust Company                                          10.1%
4900 Tiedeman
Cleveland, OH 44101-5971

Boatmen's Trust Company                                     8.7%
P.O. Box 14737
St. Louis, MO 63178

Wachovia Bank and Trust Co NA                               7.6%
P.O. Box 3075
Winston-Salem, NC 27150

Liberty Bank & Trust Company                                7.5%
   of Tulsa, N.A.
P.O. Box 25848
Oklahoma City, OK 73125


PRIVATE INVESTMENT CLASS

                                                         PERCENT
            NAME AND ADDRESS                             OWNED OF
            OF RECORD OWNER                            RECORD ONLY(a)
         --------------------------                    --------------

Huntington Capital Corp                                     100%(b)
41 S. High St.
Columbus, OH 43287


_____________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


         Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

         To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Fund to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Fund's Board of Trustees to be of high quality with minimal credit risk.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

         The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

         The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Fund's Board of Trustees. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.

         On July 19, 1993, the Board of Trustees (including the affirmative vote of all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as to those of the Distribution Agreement was in effect through October 15, 1993. The Fund or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

         The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records;
(v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

         FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Fund, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Fund, also owns shares of AIM Management.

PERFORMANCE INFORMATION

         As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at (800) 877-7745. The current yield quoted will be the net average annualized yield for an identified period. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

         The Fund may compare the performance of the Class or the performance of securities in which it may invest to:

         o IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

         o other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

         o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

         o       other fixed-income investments such as Certificates of Deposit
         ("CDs").

         The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities. The Portfolio may also borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur.

ELIGIBLE SECURITIES

         Rule 2a-7 under the 1940 Act, which governs the operations of money market funds, defines an "Eligible Security" as follows:

                 (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii) a security:

                          (A) that at the time of issuance was a long-term
                 security but that has a remaining maturity of 397 calendar days or less, and

                          (B) whose issuer has received from the Requisite
                 NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (iii) an Unrated Security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:





__________________________________

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S&P"), Moody's Investors Service, Inc.("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

                          (A) the board of directors may base its determination
                 that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                          (B) a security that at the time of issuance was a
                 long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

INVESTMENT RESTRICTIONS

         As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund - The Fund and its Shares"), the Portfolio may not:

         (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time;

         (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities; provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

         (3) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

         (4) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements, and (c) by lending portfolio securities to the extent permitted by law or regulation;

         (5) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

         (6) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

         (7) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

         (8) invest in any obligation not payable as to principal and interest in United States currency; or

         (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

         The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

         The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals. In addition, the Portfolio will not purchase or retain securities of any issuer if the officers or trustees of the Fund or the officers or directors of AIM owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer. The Portfolio also will not invest in illiquid securities or enter into reverse repurchase agreements. The Fund will notify the appropriate shareholder(s) if, upon the advice of AIM, the Portfolio intends to begin investing in illiquid securities or entering into reverse repurchase agreements.


                             PORTFOLIO TRANSACTIONS

         AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

         From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

         Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 4, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                                  TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, a fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In addition to satisfying the requirements described above, a regulated investment company must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

         If, for any taxable years the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends, and, in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Class that are designated as undistributed capital gains.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

SHORT-TERM

INVESTMENTS TRUST

                          Prospectus
--------------------------------------------------------------------------------

TREASURY                       The Treasury TaxAdvantage Portfolio is a money
TAXADVANTAGE              market fund whose investment objective is the
PORTFOLIO                 maximization of current income to the extent
                          consistent with the preservation of capital and the
INSTITUTIONAL CLASS       maintenance of liquidity. The Treasury TaxAdvantage
                          Portfolio seeks to achieve its objective by investing
DECEMBER 14, 1995         in direct obligations of the U.S. Treasury. The
                          Treasury TaxAdvantage Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions.
                          The instruments purchased by the Treasury TaxAdvantage
                          Portfolio will have maturities of 397 days or less.

                               The Treasury TaxAdvantage Portfolio is a series
                          portfolio of Short-Term Investments Trust (the "Fund"), an open-end diversified series management investment company. This prospectus relates solely to the Institutional Class of the Treasury TaxAdvantage Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. The Fund also offers shares of another class of the Treasury TaxAdvantage Portfolio, the Private Investment Class, pursuant to a separate prospectus, as well as shares of classes of another portfolio, the Treasury Portfolio, pursuant to separate prospectuses.

                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                          DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                          A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE TREASURY TAXADVANTAGE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, IS ATTACHED HERETO AS AN APPENDIX.


                               THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                          OF, OR GUARANTEED OR ENDORSED BY,
                          ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY TAXADVANTAGE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE
                          INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173

(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Institutional Class (the "Class") of the Treasury TaxAdvantage Portfolio (the "Portfolio") without a sales charge. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To achieve its objective, the Portfolio will invest in direct obligations of the U.S. Treasury. The instruments purchased by the Portfolio will have maturities of 397 days or less. The Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions.

  Pursuant to a separate prospectus, the Fund offers shares of another class of shares representing an interest in the Portfolio. Such class has a different distribution arrangement and is designed for another category of investors. The Fund also offers shares of several classes of the Fund representing an interest in another portfolio, the Treasury Portfolio. The portfolios of the Fund are referred to collectively as the "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical investment vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained by individuals. See "Suitability for Investors." Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees.

PURCHASE OF SHARES

  The shares of the Class are sold at net asset value, without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES


  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 1:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."


DIVIDENDS


  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 1:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless a shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 3:30 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing its securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SEE "NET ASSET VALUE."

INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets pursuant to a master investment advisory agreement. For its services, AIM receives a fee based on the average daily net assets of the Portfolio. During the fiscal year ended August 31, 1995, the Portfolio paid AIM fees which represented 0.15% of the average net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Fund -- Investment Advisor." Under a separate administrative services agree-ment with the Fund, AIM may receive reimbursement of its costs to perform certain accounting and other administrative services for the Portfolio. See "Management of the Fund -- Investment Advisor" and "-- Administrative Services."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee from the Fund. See "Purchase of Shares."

SPECIAL RISK CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements for temporary or emergency purposes, and may purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales load imposed on purchases
     (as a percentage of offering price)......................................         None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)......................................         None
  Deferred sales load (as a percentage of original
     purchase price or redemption proceeds, as applicable)....................         None
  Redemption fees (as a percentage of amount
     redeemed, if applicable).................................................         None
  Exchange fee................................................................         none

ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees*............................................................         0.15%
  12b-1 fees..................................................................         none
  Other expenses:
     Custodian fees...........................................................  0.01%
     Other....................................................................  0.04%
                                                                                -----
       Total other expenses...................................................         0.05%
                                                                                       ----
  Total portfolio operating expenses --
          Institutional Class.................................................         0.20%
                                                                                       =====

------------

* Had there been no fee waivers, management fees would have been 0.18%.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period.

         1 year............................................................      $ 2
         3 years...........................................................      $ 6
         5 years...........................................................      $11
        10 years...........................................................      $26


  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" below. The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1995. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share ratios and supplemental data (collectively "data") for the years in the five-year period ended August 31, 1995 and the period August 17, 1990 (date operations commenced) through August 31, 1990. The data has been audited and reported on by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the financial statements and the related notes appears in the Statement of Additional Information.



                                                                  AUGUST 31,
                                ------------------------------------------------------------------------------
                                  1995          1994          1993          1992          1991          1990
                                --------      --------      --------      --------      --------      --------
Net asset value, beginning of
  period.....................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from investment
  operations:
  Net investment income......       0.05          0.03          0.03          0.04          0.07         0.003
                                --------      --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
    investment income........      (0.05)        (0.03)        (0.03)        (0.04)        (0.07)       (0.003)
                                --------      --------      --------      --------      --------      --------
Net asset value, end of
  period.....................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                ========      ========      ========      ========      ========      ========
Total return.................       5.35%         3.29%         2.96%         4.32%         6.70%         7.79%(a)
                                ========      ========      ========      ========      ========      ========
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)...........   $394,376      $403,882      $434,693      $573,283      $403,846      $ 16,201
                                ========      ========      ========      ========      ========      ========
  Ratio of expenses to
    average net assets.......       0.20%(b)      0.20%(c)      0.20%         0.17%(c)      0.14%(c)      0.10%(d)
                                ========      ========      ========      ========      ========      ========
  Ratio of net investment
    income to average net
    assets...................       5.21%(b)      3.23%(c)      2.93%         4.16%(c)      6.16%(c)      7.74%(d)
                                ========      ========      ========      ========      ========      ========


------------


(a) Annualized.



(b) After waiver of advisory fees. Ratios are based on average net assets of $388,302,148. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.23% and 5.18% respectively.


(c) After waiver of advisory fees.


(d) Annualized. After waiver of advisory fees and expense reimbursements.

                            SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which such institutions can invest short-term cash reserves. The Portfolio's investment strategy is intended to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. Shares of the Class may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most institutions will perform their own sub-accounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 3:30 p.m. Eastern Time on that day.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of same-day liquidity. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and proxy statements; sales of the Class' shares to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM.

  Because the Portfolio invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the Portfolio may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the Portfolio may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio intends to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury. The obligations in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on instruments of lesser quality.

INVESTMENT POLICIES

  The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes, such as to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Borrowing will not be made for leverage purposes. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").

  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, however, the high turnover rate should not adversely affect the Portfolio's net income.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provides that the Portfolio will not:

         borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The foregoing investment restriction of the Portfolio (as well as certain others set forth in the Statement of Additional Information) is a matter of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which governs the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES


  Shares of the Class are sold on a continuous basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


  Subject to the conditions stated above and the Fund's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by the Fund's custodian bank, in the form described below and notice of such order is provided to A I M Institutional Fund Services, Inc. ("AIFS") (the Fund's transfer agent) or (ii) at the time the order is placed, if the Fund is assured of payment. Shares of the Class purchased by orders which are accepted prior to 1:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution.


  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate Master Accounts in the Class for shares held by the institution (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Class nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to A I M Institutional Fund Services, Inc. ("AIFS"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.


  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares for which certificates have not been issued are normally made by calling the Fund.



  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 1:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by AIFS after 1:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 1:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.


  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Trustees of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS


  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class as of immediately after 1:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 1 :00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.



  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 1:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the shareholder to AIFS at P.O. Box 4497, Houston, Texas 77210-4497 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Portfolio in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


  The Fund uses its best efforts to maintain its net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its Shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

FEDERAL TAXATION

  The Fund's policy with respect to the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends for the Portfolio to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the one-year period ending on October 31 and therefore to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Fund also intends for the Portfolio to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no federal income taxes on net investment income and net realized capital gains paid to shareholders.


  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.



  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, No-vember or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January of the following year when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.


  The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.


STATE AND LOCAL TAXATION

  Distributions and other Fund transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. The Portfolio's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. The possible exemption from such taxation may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds. Shareholders should consult their own tax advisors concerning the tax impact of their investment in the Portfolio and the application of state, local and foreign taxes.

                                NET ASSET VALUE


  The net asset value per share of the Portfolio is determined daily as of 1:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.



  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.


                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Fund.


  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.42% and 5.56%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current distribution rate for the period) were 5.47% and 5.62%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 3:30 p.m. Eastern Time.


  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent certified public accountants. A copy of the current list of the investments of the Portfolio will be sent to shareholders upon request.

  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

  The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company in the financial services business.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  For the fiscal year ended August 31, 1995, AIM received fees from the Fund under the Advisory Agreement with respect to the Portfolio which represented 0.15% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.20% of the Class' average daily net assets.


ADMINISTRATIVE SERVICES

  The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


  In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") have entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $6,263 with respect to the Portfolio for the year ended August 31, 1995 which represented 0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $4,650.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR


  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers, banks or other financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers, banks or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


  The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes of which five represent interests in the Treasury Portfolio and two represent interests in the Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.


  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of shares of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



  The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class.


LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES


  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.


OTHER INFORMATION


  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC and is attached as an Appendix to this Prospectus. Additional copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                    APPENDIX

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                              INSTITUTIONAL CLASS
                                       OF
                        TREASURY TAXADVANTAGE PORTFOLIO
                                       OF
                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                    THAT PRECEDES THIS APPENDIX, ADDITIONAL
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                                                      PAGE
                                                                      ----
Introduction.......................................................   A-3
General Information about the Fund.................................   A-3
     The Fund and Its Shares.......................................   A-3
     Trustees and Officers.........................................   A-5
     Remuneration of Trustees......................................   A-7
     Investment Advisor............................................   A-8
     Administrative Services.......................................   A-9
     Expenses......................................................   A-10
     Banking Regulations...........................................   A-10
     Transfer Agent and Custodian..................................   A-11
     Reports.......................................................   A-11
     Principal Holders of Securities...............................   A-12
Purchases and Redemptions..........................................   A-15
     Net Asset Value Determination.................................   A-15
     Distribution Agreement........................................   A-15
     Performance Information.......................................   A-15
     Suspension of Redemption Rights...............................   A-16
Investment Program and Restrictions................................   A-16
     Investment Program............................................   A-16
     Eligible Securities...........................................   A-16
     Investment Restrictions.......................................   A-17
     Other Investment Policies.....................................   A-18
Portfolio Transactions.............................................   A-18
Tax Matters........................................................   A-19
     Qualifications as a Regulated Investment Company..............   A-19
     Excise Tax on Regulated Investment Companies..................   A-20
     Portfolio Distributions.......................................   A-20
     Sale or Redemption of Shares..................................   A-21
     Foreign Shareholders..........................................   A-21
     Effect of Future Legislation; State and Local Tax
      Considerations...............................................   A-22
Financial Statements...............................................   FS-1

                                  INTRODUCTION


  The Treasury TaxAdvantage Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Prospectus dated December 14, 1995 (the "Prospectus") that precedes this Statement of Additional Information. Additional copies of the Prospectus and Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES


  The Fund is an open-end, diversified, management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). A copy of the Agreement and Declaration of Trust ("Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury Portfolio (together, the "Portfolios"). The Portfolio consists of the following two classes of shares:
Institutional Class and Private Investment Class, each pursuant to a separate prospectus and statement of additional information. The Treasury Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the accompanying Prospectus relate solely to the shares of the Institutional Class (the "Class") of the Portfolio. Shares of the Private Investment Class of the Portfolio and the four classes of the Treasury Portfolio are offered pursuant to separate prospectuses and statements of additional information.


  Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the caption "Redemption of Shares."

  As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the out-standing shares of the Fund, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or portfolio of shares of the Fund.

  The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

  As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS

  The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


*CHARLES T. BAUER, Trustee and Chairman (76)



          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, A I M Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.


---------------

 *A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     BRUCE L. CROCKETT, Trustee (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD 20817



          Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



     OWEN DALY II, Trustee (71)
     6 Blythewood Road
     Baltimore, MD 21210


          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.


  **CARL FRISCHLING, Trustee (58)

    919 Third Avenue
    New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


     *ROBERT H. GRAHAM, Trustee and President (49)



          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.



     JOHN F. KROEGER, Trustee (71)
     24875 Swan Road-Martingham
     Box 464
     St. Michaels, MD 21663



          Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



     LEWIS F. PENNOCK, Trustee (53)
     6363 Woodway, Suite 825
     Houston, TX 77057



          Attorney in private practice in Houston, Texas.


---------------


 *A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

**A trustee who is an "interested person" of the Fund, as defined in the 1940
  Act.

     IAN W. ROBINSON, Trustee (72)
     183 River Drive
     Tequesta, FL 33469


          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.


     LOUIS S. SKLAR, Trustee (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056


          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


     *JOHN J. ARTHUR, Senior Vice President and Treasurer (51)



          Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
     A I M Institutional Fund Services Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.



     GARY T. CRUM, Senior Vice President (48)



          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.



     *CAROL F. RELIHAN, Vice President and Secretary (41)



          Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Vice President and Secretary, A I M Distributors, Inc., A I M Global Associates, Inc. and
     A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.



     DANA R. SUTTON, Vice President and Assistant Treasurer (36)


          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


     MELVILLE B. COX, Vice President (52)



          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.



     KAREN DUNN KELLEY, Vice President (35)



          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.



     J. ABBOTT SPRAGUE, Vice President (40)


          Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Fund Services, Inc. and A I M Management Group Inc.

---------------


 *Mr. Arthur and Ms. Relihan are married to each other.

  The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.



  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.



  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.


  All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.


REMUNERATION OF TRUSTEES



  Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:



                                                                      RETIREMENT     TOTAL
                                                                       BENEFITS   COMPENSATION
                                                         AGGREGATE      ACCRUED      FROM
                                                       COMPENSATION     BY ALL        ALL
                                                           FROM          AIM          AIM
       DIRECTOR                                           FUND(1)      FUNDS(2)     FUNDS(3)
       --------                                        ------------   ----------  ------------
    Charles T. Bauer....................................  $    0       $     0       $     0
    Bruce L. Crockett...................................   1,034         2,814        45,094
    Owen Daly II........................................   1,027        14,375        45,844
    Carl Frischling.....................................   1,034         7,542        45,094
    Robert H. Graham....................................       0             0             0
    John F. Kroeger.....................................   1,027        20,517        45,844
    Lewis F. Pennock....................................   1,027         5,093        45,844
    Ian W. Robinson.....................................   1,024        10,396        45,094
    Louis S. Sklar......................................   1,024         4,862        45,094


---------------


(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $4,246.



(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $1,112. Data reflects compensation earned for the calendar year ended December 31, 1994.



(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.



  AIM Funds Retirement Plan for Eligible Directors/Trustees



  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.



  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.



                                          ANNUAL COMPENSATION PAID BY
                                                 ALL AIM FUNDS
NUMBER OF YEARS OF SERVICE              -------------------------------
    WITH THE AIM FUNDS                  $60,000                 $65,000
--------------------------              -------                 -------
         10                             $30,000                 $32,500
          9                             $27,000                 $29,250
          8                             $24,000                 $26,000
          7                             $21,000                 $22,750
          6                             $18,000                 $19,500
          5                             $15,000                 $16,250



  Deferred Compensation Agreements



  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.



  The Portfolio paid legal fees of $471 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $2,654 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.



INVESTMENT ADVISOR



  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.



  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodi-cally by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

  As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

               NET ASSETS                                                   RATE
               ----------                                                   ----
            First $250 million............................................  .20%
            Over $250 million to $500 million.............................  .15%
            Over $500 million.............................................  .10%

The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


  Pursuant to an investment advisory agreement between the Fund and AIM, previously in effect with respect to the Portfolio, which provided for the same level of compensation to AIM as the Agreement, and the Advisory Agreement currently in effect, AIM received fees (net of fee waivers, if any) from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993, with respect to the Portfolio in the amounts of $596,449, $640,698 and $904,014, respectively. For the fiscal years ended August 31, 1995, 1994 and 1993, AIM waived fees with respect to the Portfolio in the amounts of $117,100, $131,042 and $0, respectively.


  The Advisory Agreement provides, that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for certain additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


  The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1996 and from year to year thereafter provided that it is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.

  FMC is a registered broker-dealer and a wholly-owned subsidiary of AIM. FMC acts as distributor of the shares of the Class.

ADMINISTRATIVE SERVICES


  AIM also provides certain services pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


  Under the Administrative Services Agreement, AIM performs accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


  The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Pursuant to an administrative services agreement between the Fund and AIM, previously in effect, which provided for the same level of reimbursement to AIM as the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995, 1994 and 1993, in the amounts of $42,823, $31,534 and $29,382, respectively, for fund accounting services for the Portfolio.

  Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $10,913 and $1,892 for the fiscal years ended August 31, 1995 and 1994, respectively, for the provision of certain shareholder services for the Fund.


EXPENSES

  In addition to fees paid to AIM pursuant to the Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Services, Inc. and the Fund.


REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

TREASURY PORTFOLIO


  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                                                 PERCENT
         NAME AND ADDRESS                                                        OWNED OF
          OF RECORD OWNER                                                     RECORD ONLY(a)
         ----------------                                                     --------------
      NationsBank Texas......................................................     14.27%
         P.O. Box 831000
         Dallas, TX 75283-1000
      Wachovia Bank and Trust................................................     12.50%
         P.O. Box 3075
         Winston-Salem, NC 27150
      Trust Company Bank.....................................................     11.96%
         P.O. Box 105504
         Atlanta, GA 30348
      Victoria Bank and Trust................................................      7.84%
         One O'Connor Plaza 6th Floor
         Victoria, TX 77902
      Texas Commerce Bank....................................................      6.47%
         601 Travis
         Houston, TX 77002
      U.S. Bank of Washington................................................      5.62%
         P.O. Box 3168
         Portland, OR 97208


PERSONAL INVESTMENT CLASS
-------------------------

                                                                                 PERCENT
         NAME AND ADDRESS                                                        OWNED OF
          OF RECORD OWNER                                                     RECORD ONLY(a)
         ----------------                                                     --------------
      Frost National Bank....................................................     49.42%(b)
         P.O. Box 2358
         San Antonio, TX 78299
      Republic National Bank.................................................     27.58%(b)
         1 Hanson Place, Lower Level
         Brooklyn, NY 11243
      The Bank of New York...................................................     21.30%
         440 Mamaroneck Ave.
         Harrison, NY 10528


---------------
(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

PRIVATE INVESTMENT CLASS
------------------------

                                                                                 PERCENT
          NAME AND ADDRESS                                                       OWNED OF
           OF RECORD OWNER                                                    RECORD ONLY(a)
          ----------------                                                    --------------
      Liberty Bank and Trust Company of Oklahoma ............................     41.02%(b)
         P.O. Box 25848
         Oklahoma City, OK 73125
      First Trust/VAR & Co...................................................     29.92%(b)
         180 E. 5th Street
         St. Paul, MN 55101
      Huntington Capital Corp................................................     14.82%
         41 S. High St.
         Columbus, OH 43287
      Charter National Bank..................................................      6.39%
         P.O. Box 1494
         Houston, TX 77251-1494
      United Counties Trust Co...............................................      5.20%
         30 Maple St.
         Summit, NJ 07901


CASH MANAGEMENT CLASS
---------------------

                                                                 PERCENT                PERCENT
         NAME AND ADDRESS                                         OWNED                OWNED OF
          OF RECORD OWNER                                   BENEFICIALLY ONLY         RECORD ONLY
         ----------------                                   -----------------         -----------
      City of Riverside.................................          21.65%                   -0-
         P.O. Box 12005
         Riverside, CA 92502-2205
      LA Export Terminal................................            -0-                  11.72%(a)
         P.O. Box 1769
         San Pedro, CA 90733
      State Street Bank and Trust.......................            -0-                  10.87%(a)
         61 Broadway 15th Fl.
         New York, NY 10006
      Montgomery County.................................           6.76%                   -0-
         101 Monroe St., 15th Fl.
         Rockville, MD 20850
      City of West Sacramento...........................           6.60%                   -0-
         2101 Stone Blvd.
         W. Sacramento, CA 95691
      City of Ontario...................................           5.26%                   -0-
         303 East "B" St.
         Ontario, CA 91764


---------------
(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

RESOURCE CLASS
--------------



  AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, it may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.


TREASURY TAXADVANTAGE PORTFOLIO


  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:


INSTITUTIONAL CLASS
-------------------

                                                                                 PERCENT
       NAME AND ADDRESS                                                          OWNED OF
        OF RECORD OWNER                                                       RECORD ONLY(a)
       ----------------                                                       --------------
    FirsTier Bank Omaha......................................................      28.6%(b)
      1700 Farnam Street
      Omaha, NE 68102
    Muchmore & Co............................................................      13.7%
      750 Walnut Street
      Cranford, NJ 07016-1205
    Key Trust Company........................................................      10.1%
      4900 Tiedeman
      Cleveland, OH 44101-5971
    Boatmen's Trust Company..................................................       8.7%
      P.O. Box 14737
      St. Louis, MO 63178
    Wachovia Bank and Trust Co. N.A..........................................       7.6%
      P.O. Box 3075
      Winston-Salem, NC 27150
    Liberty Bank & Trust Company of Tulsa, N.A...............................       7.5%
      P.O. Box 25848
      Oklahoma City, OK 73125


PRIVATE INVESTMENT CLASS
------------------------

                                                                                 PERCENT
       NAME AND ADDRESS                                                          OWNED OF
        OF RECORD OWNER                                                       RECORD ONLY(a)
       ----------------                                                       --------------
    Huntington Capital Corp..................................................       100%(b)
      41 S. High St.
      Columbus, OH 43287


  Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


  To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.


---------------
(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                           PURCHASES AND REDEMPTIONS
NET ASSET VALUE DETERMINATION

  Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7, which require the Fund to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class. FMC does not receive any fees with respect to the shares of the Class pursuant to the Distribution Agreement.


  On July 19, 1993, the Board of Trustees (including the affirmative vote of all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996, and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as those of the Distribution Agreement, was in effect through October 15, 1993. The Fund or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


PERFORMANCE INFORMATION

  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at
(800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


  For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.42% and 5.56%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current distribution rate for the period) were 5.47% and 5.62%, respectively. These performance numbers are quoted for illustration purposes only. Performance numbers for any other seven-day period may be substantially different from those quoted above.


  The Portfolio may compare the performance of the Class or the performance of securities in which it may invest to:

          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;


          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;


          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit
     (CDs).

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the Portfolio's securities when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.

                      INVESTMENT PROGRAM AND RESTRICTIONS
INVESTMENT PROGRAM

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds.

ELIGIBLE SECURITIES

  The Portfolio limits its investments to direct U.S. Treasury obligations. These securities are "Eligible Securities" as defined in Rule 2a-7. Rule 2a-7 limits securities that may be purchased by money market funds to "Eligible Securities," and defines an "Eligible Security" as follows:

          (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories

---------------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., ("S&P"), Moody's Investors Service, Inc., ("Moody's"), Duff and Phelps, Inc., Fitch
    Investors Services, Inc. and, with
     for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (ii) a security:

             (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

             (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (iii) an Unrated Security2 that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) of this section, as determined by the money market fund's board of trustees; provided, however, that:

             (A) the board of trustees may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

             (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

  The securities purchased by the Portfolio, which are limited to those issued by the U.S. Treasury, are considered to be in the highest ratings category for short-term debt obligations.

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (2) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (3) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (5) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (6) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

---------------
    respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

          (7) invest in any obligation not payable as to principal and interest in United States currency; or

          (8) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

  The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned, or of delay in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

  The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals.

                             PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis, and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


  From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.


  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


  Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months

(the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  For purposes of the excise tax, a regulated investment company (1) may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) must, unless it has made a taxable year election, exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


  The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the current corporate tax rate. If the Portfolio elects to retain net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as having received a distribution of such gain, with the result that they will be required to report their respective shares of such gain on their tax returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Portfolio on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Class. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Class reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS


  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. It is anticipated that the ordinary income dividends paid by the Portfolio from net investment income will be exempt from state and local personal and, in some cases, corporate income taxes in many states. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting their investment in the Portfolio.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the period August 17, 1990 (date operations commenced) through August 31, 1990 in conformity with generally accepted accounting principles.

                                      /s/   KPMG Peat Marwick LLP

                                            KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

                     SCHEDULE OF INVESTMENTS

                     August 31, 1995

                                                                      MATURITY            PAR               VALUE
                     U.S. TREASURY SECURITIES-100.39%

                     U.S. TREASURY BILLS(a)-94.61%

                     5.425%                                           09/07/95        $ 1,370,000        $  1,368,761
                     ------------------------------------------------------------------------------------------------
                     5.58%                                            09/07/95          5,470,000           5,464,913
                     ------------------------------------------------------------------------------------------------
                     5.595%                                           09/07/95          7,000,000           6,993,473
                     ------------------------------------------------------------------------------------------------
                     5.745%                                           09/07/95         17,870,000          17,852,889
                     ------------------------------------------------------------------------------------------------
                     5.325%                                           09/14/95          1,295,000           1,292,510
                     ------------------------------------------------------------------------------------------------
                     5.40%                                            09/14/95          7,100,000           7,086,155
                     ------------------------------------------------------------------------------------------------
                     5.41%                                            09/14/95          2,615,000           2,609,891
                     ------------------------------------------------------------------------------------------------
                     5.455%                                           09/14/95          3,300,000           3,293,499
                     ------------------------------------------------------------------------------------------------
                     5.49%                                            09/14/95          3,250,000           3,243,557
                     ------------------------------------------------------------------------------------------------
                     5.375%                                           09/21/95         12,640,000          12,602,256
                     ------------------------------------------------------------------------------------------------
                     5.42%                                            09/21/95            450,000             448,645
                     ------------------------------------------------------------------------------------------------
                     5.63%                                            09/21/95            710,000             707,780
                     ------------------------------------------------------------------------------------------------
                     5.635%                                           09/21/95         15,000,000          14,953,042
                     ------------------------------------------------------------------------------------------------
                     5.64%                                            09/21/95          3,655,000           3,643,548
                     ------------------------------------------------------------------------------------------------
                     5.66%                                            09/21/95          8,000,000           7,974,845
                     ------------------------------------------------------------------------------------------------
                     5.69%                                            09/21/95            200,000             199,368
                     ------------------------------------------------------------------------------------------------
                     5.48%                                            09/28/95         10,415,000          10,372,194
                     ------------------------------------------------------------------------------------------------
                     5.41%                                            10/05/95          2,555,000           2,541,945
                     ------------------------------------------------------------------------------------------------
                     5.465%                                           10/05/95         10,000,000           9,948,386
                     ------------------------------------------------------------------------------------------------
                     5.50%                                            10/05/95         25,000,000          24,870,140
                     ------------------------------------------------------------------------------------------------
                     5.62%                                            10/05/95          1,630,000           1,621,348
                     ------------------------------------------------------------------------------------------------
                     5.37%                                            10/12/95          4,400,000           4,373,090
                     ------------------------------------------------------------------------------------------------
                     5.375%                                           10/12/95         16,375,000          16,274,760
                     ------------------------------------------------------------------------------------------------
                     5.38%                                            10/12/95          4,100,000           4,074,878
                     ------------------------------------------------------------------------------------------------
                     5.44%                                            10/12/95          4,555,000           4,526,779
                     ------------------------------------------------------------------------------------------------
                     5.475%                                           10/12/95         11,965,000          11,890,393
                     ------------------------------------------------------------------------------------------------
                     5.41%                                            10/19/95         15,890,000          15,775,380
                     ------------------------------------------------------------------------------------------------
                     5.425%                                           10/19/95         15,245,000          15,134,727
                     ------------------------------------------------------------------------------------------------
                     5.45%                                            10/19/95          1,860,000           1,846,484
                     ------------------------------------------------------------------------------------------------
                     5.49%                                            10/19/95         15,000,000          14,890,200
                     ------------------------------------------------------------------------------------------------

                                                                      MATURITY            PAR               VALUE
                     U.S. TREASURY BILLS(a)-(CONTINUED)

                     5.43%                                            10/26/95        $12,315,000        $ 12,212,837
                     ------------------------------------------------------------------------------------------------
                     5.41%                                            11/02/95            710,000             703,385
                     ------------------------------------------------------------------------------------------------
                     5.415%                                           11/02/95          7,010,000           6,944,626
                     ------------------------------------------------------------------------------------------------
                     5.43%                                            11/02/95         12,000,000          11,887,780
                     ------------------------------------------------------------------------------------------------
                     5.415%                                           11/09/95          4,050,000           4,007,966
                     ------------------------------------------------------------------------------------------------
                     5.445%                                           11/09/95          1,520,000           1,504,137
                     ------------------------------------------------------------------------------------------------
                     5.47%                                            11/09/95         20,000,000          19,790,317
                     ------------------------------------------------------------------------------------------------
                     5.315%                                           11/16/95          2,115,000           2,091,269
                     ------------------------------------------------------------------------------------------------
                     5.37%                                            11/16/95          8,515,000           8,418,468
                     ------------------------------------------------------------------------------------------------
                     5.43%                                            11/16/95            295,000             291,618
                     ------------------------------------------------------------------------------------------------
                     5.45%                                            11/16/95         20,000,000          19,769,889
                     ------------------------------------------------------------------------------------------------
                     5.345%                                           11/24/95          2,480,000           2,449,070
                     ------------------------------------------------------------------------------------------------
                     5.35%                                            11/24/95          4,840,000           4,779,581
                     ------------------------------------------------------------------------------------------------
                     5.375%                                           11/24/95         12,000,000          11,849,500
                     ------------------------------------------------------------------------------------------------
                     5.41%                                            11/24/95          4,305,000           4,250,657
                     ------------------------------------------------------------------------------------------------
                     5.42%                                            11/24/95          7,200,000           7,108,944
                     ------------------------------------------------------------------------------------------------
                     5.33%                                            11/30/95          3,220,000           3,177,094
                     ------------------------------------------------------------------------------------------------
                     5.30%                                            12/14/95            265,000             260,943
                     ------------------------------------------------------------------------------------------------
                     5.31%                                            12/14/95         29,315,000          28,865,308
                     ------------------------------------------------------------------------------------------------
                                                                                                          378,239,225
                     ------------------------------------------------------------------------------------------------

                     U.S. TREASURY NOTES-5.78%

                     5.125%                                           11/15/95         14,150,000          14,134,017
                     ------------------------------------------------------------------------------------------------
                     4.25%                                            11/30/95          9,000,000           8,969,328
                     ------------------------------------------------------------------------------------------------
                                                                                                           23,103,345
                     ------------------------------------------------------------------------------------------------
                              Total U.S. Treasury Securities                                              401,342,570
                     ------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENTS-100.39%(b)                                                401,342,570(c)
                     ------------------------------------------------------------------------------------------------
                              OTHER ASSETS LESS LIABILITIES-(0.39%)                                        (1,543,472)
                     ------------------------------------------------------------------------------------------------
                              NET ASSETS-100.00%                                                         $399,799,098
                     ================================================================================================

                     (a) U.S. Treasury bills are traded on a discount
                         basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
                     (b) Percentage of Net Assets.
                     (c) Also represents cost for federal income tax
                         purposes.

                     See Notes to Financial Statements.

                     STATEMENT OF ASSETS AND LIABILITIES

                     August 31, 1995

                     ASSETS:

                     Investments, at value (amortized cost)                                      $401,342,570
                     ----------------------------------------------------------------------------------------
                     Cash                                                                               2,686
                     ----------------------------------------------------------------------------------------
                     Interest receivable                                                              311,990
                     ----------------------------------------------------------------------------------------
                     Investment for deferred compensation plan                                          6,131
                     ----------------------------------------------------------------------------------------
                     Other assets                                                                       9,807
                     ----------------------------------------------------------------------------------------
                         Total assets                                                             401,673,184
                     ----------------------------------------------------------------------------------------

                     LIABILITIES:

                     Dividends payable                                                              1,769,980
                     ----------------------------------------------------------------------------------------
                     Deferred compensation payable                                                      6,131
                     ----------------------------------------------------------------------------------------
                     Accrued advisory fees                                                             60,277
                     ----------------------------------------------------------------------------------------
                     Accrued transfer agent fees                                                        2,385
                     ----------------------------------------------------------------------------------------
                     Accrued trustees' fees                                                             1,075
                     ----------------------------------------------------------------------------------------
                     Accrued administrative services fees                                               5,525
                     ----------------------------------------------------------------------------------------
                     Accrued distribution fees                                                          1,179
                     ----------------------------------------------------------------------------------------
                     Accrued operating expenses                                                        27,534
                     ----------------------------------------------------------------------------------------
                         Total liabilities                                                          1,874,086
                     ----------------------------------------------------------------------------------------

                     NET ASSETS                                                                  $399,799,098

                     ========================================================================================

                     NET ASSETS:

                     Institutional Class                                                         $394,375,864
                     ========================================================================================
                     Private Investment Class                                                    $  5,423,234
                     ========================================================================================

                     NET ASSET VALUE PER SHARE:

                     Shares outstanding, $.01 par value per share:
                       Institutional Class                                                        394,308,752
                     ========================================================================================
                       Private Investment Class                                                     5,422,315
                     ========================================================================================
                     Net asset value, offering and redemption price per share                    $       1.00
                     ========================================================================================

                     See Notes to Financial Statements.

                     STATEMENT OF OPERATIONS

                     For the year ended August 31, 1995

                     INVESTMENT INCOME:

                     Interest income                                                              $21,243,050
                     ----------------------------------------------------------------------------------------

                     EXPENSES:

                     Advisory fees                                                                    713,549
                     ----------------------------------------------------------------------------------------
                     Custodian fees                                                                    36,901
                     ----------------------------------------------------------------------------------------
                     Administrative services fees                                                      42,823
                     ----------------------------------------------------------------------------------------
                     Trustees' fees and expenses                                                        7,599
                     ----------------------------------------------------------------------------------------
                     Transfer agent fees                                                               17,122
                     ----------------------------------------------------------------------------------------
                     Printing expenses                                                                 29,481
                     ----------------------------------------------------------------------------------------
                     Distribution fees                                                                 10,159
                     ----------------------------------------------------------------------------------------
                     Other                                                                             66,628
                     ----------------------------------------------------------------------------------------
                            Total expenses                                                            924,262
                     ----------------------------------------------------------------------------------------
                     Less expenses assumed by advisor                                                (129,100)
                     ========================================================================================
                            Net expenses                                                              795,162
                     ========================================================================================
                     Net investment income                                                         20,447,888
                     ----------------------------------------------------------------------------------------
                     Net realized gain on sales of investments                                         24,806
                     ----------------------------------------------------------------------------------------
                     Net increase in net assets resulting from operations                         $20,472,694
                     ========================================================================================

                     See Notes to Financial Statements.

                     STATEMENT OF CHANGES IN NET ASSETS

                     For the years ended August 31, 1995 and 1994

                                                                                         1995            1994
                                                                                     ------------    ------------
                     OPERATIONS:

                       Net investment income                                         $ 20,447,888    $ 13,926,577
                     --------------------------------------------------------------------------------------------
                       Net realized gain on sales of investments                           24,806          12,246
                     --------------------------------------------------------------------------------------------
                         Net increase in net assets resulting from operations          20,472,694      13,938,823
                     --------------------------------------------------------------------------------------------
                     Distributions to shareholders from net investment income         (20,447,888)    (13,926,577)
                     --------------------------------------------------------------------------------------------
                     Distributions to shareholders from net realized gains on
                       investments                                                        (12,244)             --
                     --------------------------------------------------------------------------------------------
                     Share transactions-net                                            (4,095,169)    (30,823,909)
                     --------------------------------------------------------------------------------------------
                         Net increase (decrease) in net assets                         (4,082,607)    (30,811,663)
                     --------------------------------------------------------------------------------------------

                     NET ASSETS:

                         Beginning of period                                          403,881,705     434,693,368
                     --------------------------------------------------------------------------------------------
                         End of period                                               $399,799,098    $403,881,705
                     ============================================================================================

                     NET ASSETS CONSIST OF:

                         Shares of beneficial interest                               $399,731,067    $403,826,236
                     --------------------------------------------------------------------------------------------
                         Undistributed net realized gain on sales of investments           68,031          55,469
                     --------------------------------------------------------------------------------------------
                                                                                     $399,799,098    $403,881,705
                     ============================================================================================

                     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations--The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes--The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

NET ASSETS                                                                  RATE
---------------------------------------------------------------------------------
First $250 million                                                          0.20%
---------------------------------------------------------------------------------
Over $250 million to $500 million                                           0.15%
---------------------------------------------------------------------------------
Over $500 million                                                           0.10%
=================================================================================

  The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1995, the Private Investment Class paid $10,159 as compensation under the Plan.
  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1995, AIM voluntarily waived advisory fees of $117,100 and assumed expenses of $12,000.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $42,823 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $10,913 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Certain officers and trustees of the Fund are officers and directors of AIM, FMC, and AIFS.
  The Portfolio paid legal fees of $471 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $2,654 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                       1995                                  1994
                         ---------------------------------    ----------------------------------
                             SHARES            AMOUNT             SHARES             AMOUNT
                         --------------    ---------------    --------------    ----------------
Sold:
  Institutional Class     1,566,228,552    $ 1,566,228,552     1,529,572,244    $  1,529,572,244
----------------------------------------------------------    ----------------------------------
  Private Investment
     Class*                  29,762,798         29,762,798                --                  --
----------------------------------------------------------    ----------------------------------
Issued as reinvestment
  of dividends:
  Institutional Class           255,484            255,484            72,270              72,270
----------------------------------------------------------    ----------------------------------
  Private Investment
     Class*                     211,779            211,779                --                  --
----------------------------------------------------------    ----------------------------------
Reacquired:
  Institutional Class    (1,576,001,520)    (1,576,001,520)   (1,560,468,423)     (1,560,468,423)
----------------------------------------------------------    ----------------------------------
  Private Investment
     Class*                 (24,552,262)       (24,552,262)               --                  --
----------------------------------------------------------    ----------------------------------
Net increase
  (decrease)                 (4,095,169)   $    (4,095,169)      (30,823,909)   $    (30,823,909)
==========================================================    ==================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during each of the years in the five-year period ended August 31, 1995 and the period August 17, 1990 (date operations commenced) through August 31, 1990.

                                                     AUGUST 31,
                        --------------------------------------------------------------------
                          1995        1994        1993        1992        1991        1990
                        --------    --------    --------    --------    --------    --------
Net asset value,
  beginning of period   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------   --------    --------    --------    --------    --------    --------
Income from
 investment
 operations:
 Net investment
   income                   0.05        0.03        0.03        0.04        0.07       0.003
---------------------   --------    --------    --------    --------    --------    --------
Less distributions:
 Dividends from net
   investment income       (0.05)      (0.03)      (0.03)      (0.04)      (0.07)     (0.003)
---------------------   --------    --------    --------    --------    --------    --------
Net asset value, end
 of period              $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
=====================   ========    ========    ========    ========    ========    ========
Total return               5.35%       3.29%       2.96%       4.32%       6.70%       7.79%(a)
=====================   ========    ========    ========    ========    ========    ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)               $394,376    $403,882    $434,693    $573,283    $403,846    $ 16,201
=====================   ========    ========    ========    ========    ========    ========
Ratio of expenses to
 average net assets        0.20%(b)    0.20%(c)    0.20%       0.17%(c)    0.14%(c)    0.10%(d)
=====================   ========    ========    ========    ========    ========    ========
Ratio of net
 investment income to
 average net assets        5.21%(b)    3.23%(c)    2.93%       4.16%(c)    6.16%(c)    7.74%(d)
=====================   ========    ========    ========    ========    ========    ========

(a) Annualized.
(b) After waiver of advisory fees. Ratios are based on average net assets of $388,302,148. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.23% and 5.18%, respectively.
(c) After waiver of advisory fees.
(d) Annualized. After waiver of advisory fees and expense reimbursements.

======================================  =======================================

SHORT-TERM INVESTMENTS TRUST                        PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                       December 14, 1995

(800) 659-1005                                      SHORT-TERM
                                                INVESTMENTS TRUST
                                              ---------------------
INVESTMENT ADVISOR                            TREASURY TAX ADVANTAGE
A I M ADVISORS, INC.                                PORTFOLIO
11 Greenway Plaza, Suite 1919                 ---------------------
Houston, Texas 77046-1173
(713) 626-1919                                 INSTITUTIONAL CLASS

DISTRIBUTOR
FUND MANAGEMENT COMPANY                         TABLE OF CONTENTS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 659-1005
AUDITORS                                                                  PAGE
KPMG PEAT MARWICK LLP                                                     ----
NationsBank Building
700 Louisiana Building                  Summary........................     2
Houston, Texas 77002
                                        Table of Fees and Expenses.....     4
CUSTODIAN
THE BANK OF NEW YORK                    Financial Highlights...........     5
110 Washington Street
8th Floor                               Suitability For Investors......     6
New York, New York 10286
                                        Investment Program.............     6

TRANSFER AGENT                          Purchase of Shares.............     8
A I M INSTITUTIONAL FUND SERVICES, INC.
                                        Redemption of Shares...........     8
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173               Dividends......................     9

NO PERSON HAS BEEN AUTHORIZED TO GIVE   Taxes..........................     9
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS   Net Asset Value................    10
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THE PROSPECTUS, AND    Yield Information..............    10
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED      Reports to Shareholders........    11
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS           Management of the Fund.........    11
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY        General Information............    12
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                       Appendix.......................   A-1


======================================  =======================================


                                                                      PROSPECTUS

                            PRIVATE INVESTMENT CLASS
                                     OF THE
                         TREASURY TAXADVANTAGE PORTFOLIO
                                       OF
                          SHORT-TERM INVESTMENTS TRUST
                         11 GREENWAY PLAZA, SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748
                               ------------------

     The Treasury TaxAdvantage Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury
TaxAdvantage Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury. The Treasury TaxAdvantage Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The instruments purchased by the Treasury TaxAdvantage
Portfolio will have maturities of 397 days or less.

     The Treasury TaxAdvantage Portfolio is a series portfolio of Short-Term
Investments Trust (the "Fund"), an open-end diversified, series, management investment company. This Prospectus relates solely to the Private Investment
Class of the Treasury TaxAdvantage Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest short-term cash reserves.


     The Fund also offers shares of another class of the Treasury TaxAdvantage
Portfolio pursuant to a separate prospectus: the Institutional Class, as well as shares of other classes of another portfolio of the Fund, the Treasury
Portfolio: the Cash Management Class, the Institutional Class, the Personal
Investment Class, the Private Investment Class and the Resource Class.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                  ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                               ------------------


     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE
TREASURY TAXADVANTAGE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE
REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 1995, HAS
BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND IS
HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL
INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-7748.


     THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
THE TREASURY TAXADVANTAGE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL.


                      PROSPECTUS DATED: DECEMBER 14, 1995

                               TABLE OF CONTENTS



                                  PAGE                                       PAGE
                                  ----                                       ----

SUMMARY..........................   2      DIVIDENDS........................  10
TABLE OF FEES AND EXPENSES.......   4      TAXES............................  11
FINANCIAL HIGHLIGHTS.............   5      NET ASSET VALUE..................  12
SUITABILITY FOR INVESTORS........   5      YIELD INFORMATION................  12
INVESTMENT PROGRAM...............   6      REPORTS TO SHAREHOLDERS..........  13
PURCHASE OF SHARES...............   8      MANAGEMENT OF THE FUND...........  13
REDEMPTION OF SHARES.............  10      GENERAL INFORMATION..............  16


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE


     The Fund is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio's investment strategy is intended to enable the Portfolio to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions.


     Pursuant to a separate prospectus, the Fund also offers other shares of another class of shares of beneficial interest of the Fund representing an interest in the Portfolio. Such class has different distribution arrangements and is designed for institutional investors. The Fund also offers shares of several classes representing an interest in another portfolio, the Treasury Portfolio, pursuant to separate prospectuses. The portfolios of the Fund are referred to collectively as "Portfolios."

     Because the Fund declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Fund. See "Purchase of Shares."

REDEMPTION OF SHARES


     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 1:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."


DIVIDENDS


     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 1:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 3:30 p.m. Eastern Time on that day. See "Dividends."


CONSTANT NET ASSET VALUE

     The Fund uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor and receives a fee based on the Fund's average daily net assets. During the fiscal year ended August 31, 1995, the Fund paid AIM advisory fees with respect to the Portfolio which represented 0.15% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under an Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" "-- Administrative Services."


DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a plan of distribution adopted by the Fund's Board of Trustees, the Fund may pay up to 0.50% of the average daily net asset value of the Portfolio attributable to the Class to FMC as well as to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements for temporary or emergency purposes, and may purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. See "Investment Program."


     THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK AND AIM INSTITUTIONAL FUNDS ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


Shareholder Transaction Expenses
  Maximum sales load imposed on purchases
     (as a percentage of offering price)..................................             None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)..................................             None
  Deferred sales load (as a percentage of original purchase price or
     redemption proceeds, as applicable)..................................             None
  Redemption fees (as a percentage of amount redeemed,
     if applicable).......................................................             None
  Exchange fee............................................................             None

Annual Portfolio Operating Expenses -- Private Investment Class*
  (as a percentage of average net assets)
  Management fees (after fee waivers)**...................................             0.15%
  12b-1 fees (after fee waivers)**........................................             0.25%***
  Other expenses:
     Custodian fees.......................................................   0.01%
     Other**..............................................................   0.04%
                                                                             ----
          Total other expenses............................................             0.05%
                                                                                      -----
  Total portfolio operating expenses --
     Private Investment Class.............................................             0.45%
                                                                                      =====


---------------


  * The fees and expenses set forth in the table are based on estimated average net assets of the Class.


 ** Had there been no fee waivers, management fees, 12b-1 fees and other expenses would have been 0.18%, 0.50% and 0.34%, respectively.

*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

         1 year...............................................................   $ 5
         3 years..............................................................   $14
         5 years..............................................................   $25
        10 years..............................................................   $57


     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class. The Table of Fees and Expenses reflects voluntary waivers for the Class.

However, there can be no assurance that any future waivers (if any) will not vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.


     The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS



     Shown below are the per share data, ratios and supplemental data (collectively, "data") for the period December 21, 1994 (date operations commenced) through August 31, 1995. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.



                                                                                   1995
                                                                                  ------
Net asset value, beginning of period............................................  $ 1.00
Income from investment operations:
  Net investment income.........................................................    0.04
                                                                                  ------
          Total from investment operations......................................    0.04
                                                                                  ------
Less distributions:
  Dividends from net investment income..........................................   (0.04)
                                                                                  ------
Net asset value, end of period..................................................  $ 1.00
                                                                                  ======
Total return(a).................................................................    5.32%
                                                                                  ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......................................  $5,423
                                                                                  ======
  Ratio of expenses to average net assets.......................................    0.45%(b)
                                                                                  ======
  Ratio of net investment income to average net assets..........................    5.21%(b)
                                                                                  ======


---------------

(a) Annualized.



(b) After waiver of advisory fee and expense reimbursement. Ratios are annualized and based on average net assets of $5,862,581. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 0.77% and 4.89%, respectively.


                           SUITABILITY FOR INVESTORS

     The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The Portfolio's investment strategy is intended to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The minimum initial investment is $10,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

     Because the Portfolio invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the Portfolio may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the Portfolio may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

                                INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio intends to provide its shareholders with dividends that are exempt from state and local income taxation in certain jurisdictions. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality.

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. The Portfolio will only borrow money or enter into reverse repurchase agreements for temporary or emergency purposes, such as to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Borrowing will not be made for leverage purposes. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, however, the high turnover rate should not adversely affect the Portfolio's net income.

     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provides that the Portfolio will not:

         borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restriction of the Portfolio (as well as certain others set forth in the Statement of Additional Information) is a matter of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


     In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which governs the operations of money market funds, and may be more restrictive than the policies described herein. The United States Securities and Exchange Commission (the "SEC") has proposed certain changes to Rule 2a-7. While such proposed changes may have a prospective impact on the investments of the Portfolio, the Portfolio anticipates no difficulty in complying with any proposed change if adopted by the SEC. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.


                               PURCHASE OF SHARES


     Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been accepted by the Portfolio. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Shares of the Class will earn the dividend declared on the effective date of purchase.


     A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian, are open for business. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an Institution, and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.


     Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from A I M Institutional Fund Services, Inc. ("AIFS"), must be completed and sent to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS. An investor must open an account in the shares of the Class through an Institution in accordance with procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount of subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.



     All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.



     Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AIFS.



     Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (i) when payment for the shares of the Class purchased is received by the Portfolio in the form described above and notice of such order is provided to AIFS or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares of the Class purchased by orders which are accepted prior to 12:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.


     Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of Shares of the "Private Investment Class of the Treasury TaxAdvantage Portfolio," otherwise any funds received will be returned to the sending Institution.

     In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


     A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK(R), a personal computer application software product. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.



     Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Portfolio prior to 1:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Portfolio after 1:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 1:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption.



     A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS, the Fund's transfer agent.


     Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 will be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

     In certain cases, the Fund may call for the redemption of, or refuse to transfer or issue, shares of the Class in order to comply with law or to further the purposes for which the Fund is formed. If a transfer or redemption of shares of the Class causes the value of shares of the Class in an account to be less than $500, the Fund may cause the remaining shares to be redeemed.

                                   DIVIDENDS


     Dividends from the net income of the Portfolio are declared daily to shareholders of record of each class of the Portfolio as of immediately after 1:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 1:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class's pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, trustees' fees, accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to such class, such as distribution expenses, if any, transfer agent fees or registration fees that may be unique to such class. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 1:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made either in writing by the Institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173, and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


     The Portfolio uses its best efforts to maintain the net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

FEDERAL TAXATION

     The Fund's policy with respect to the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends for the Portfolio to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the one-year period ending on October 31 and therefore to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Fund also intends for the Portfolio to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no federal income taxes on net investment income and net realized capital gains paid to shareholders.


     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.



     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January of the following year when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on November 1, 1995, which are subject to change by legislation or administrative action.


STATE AND LOCAL TAXATION

     Distributions and other Fund transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. The Portfolio's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. The possible exemption from such taxation may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds. Shareholders should consult their own tax advisors concerning the tax impact of their investment in the Portfolio and the application of state, local and foreign taxes.

                                NET ASSET VALUE


     The net asset value per share of the Portfolio is determined daily as of 1:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.



     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.


                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Fund at
(800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.


     For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current yield for the period) were 5.17% and 5.30%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized current distribution rate for the period) were 5.22% and 5.36%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 4:00 p.m. Eastern Time.


     From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.


                            REPORTS TO SHAREHOLDERS

     The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction by its Institution.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Fund is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Fund's Board of Trustees.

INVESTMENT ADVISOR


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion. All of the directors and certain of the officers of AIM are also trustees or executive officers of the Fund. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company in the financial services business.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.


     For the fiscal year ended August 31, 1995, AIM received fees from the Fund under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, as well as received fees from the Fund under the Advisory Agreement, with respect to the Portfolio which represented 0.15% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.45% of the Class' daily net assets.


ADMINISTRATIVE SERVICES

     The Fund has entered into a Master Administrative Services Agreement dated as of October 18, 1993 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


     In addition, AIM and A I M Institutional Fund Services, Inc. ("AIFS") have entered into an Administrative Services Agreement pursuant to which AIFS was reimbursed by AIM for its costs in providing shareholder services for the Fund. AIFS or its affiliates received reimbursement of shareholder services costs of $6,263 with respect to the Portfolio for the year ended August 31, 1995, which represented $0.002% of the Portfolio's average daily net assets. The Administrative Services Agreement between AIM and AIFS was terminated July 1, 1995. Beginning July 1, 1995, AIFS received fees with respect to the Portfolio for its provision of shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period July 1, 1995 through August 31, 1995, AIFS received transfer agency fees from AIM with respect to the Portfolio in the amount of $4,650.


FEE WAIVERS

     AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR


     The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Class to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

     Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     The Plan requires the officers of the Fund to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on December 6, 1994. In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

     The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the shares of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


     The Fund is a Delaware business trust. The Fund was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Fund was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Fund was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Fund are divided into seven classes. Two classes, including the Class, represent interests in the Portfolio, and five classes represent interests in the Treasury Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.



     All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The shareholders of the Class have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to the respective portfolio or allocated to the respective portfolio based on the liquidation value of such portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

     There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Fund's outstanding shares.

     There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios and classes of the Fund without shareholder approval.


TRANSFER AGENT AND CUSTODIAN



     The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Portfolio.


LEGAL COUNSEL

     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Portfolio.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION


     This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


SHORT-TERM INVESTMENTS TRUST                                     SHORT-TERM
11 Greenway Plaza, Suite 1919                                    INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-7748                                                   PRIVATE
                                                                 INVESTMENT CLASS
                                                                 OF THE
                                                                 ---------------------------------------------
INVESTMENT ADVISOR                                               TREASURY
                                                                 TAXADVANTAGE
A I M ADVISORS, INC.                                             PORTFOLIO                                           PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 877-7748

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK                                                                                          DECEMBER 14, 1995
110 Washington Street, 8th Floor
New York, New York 10286


TRANSFER AGENT
A I M INSTITUTIONAL FUND

  SERVICES, INC.
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR
THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.                [AIM LOGO APPEARS HERE]
                                                                                          Fund Management Company
                                                                                                            SM



                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                            PRIVATE INVESTMENT CLASS

                                     OF THE

                        TREASURY TAXADVANTAGE PORTFOLIO

                                       OF

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-7748



                             ______________________



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
     IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, COPIES OF WHICH
                           MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 877-7748



                             ______________________



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 14, 1995
               RELATING TO THE PROSPECTUS DATED DECEMBER 14, 1995

                               TABLE OF CONTENTS


                                                                                                                     Page
                                                                                                                     ----

INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Fund and Its Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Banking Regulations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Other Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Portfolio Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS



                                  INTRODUCTION



         The Treasury TaxAdvantage Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 14, 1995 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling
(800) 877-7748.  Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Private Investment Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES


         The Fund is an open-end diversified series management investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Fund was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Fund was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Fund is on file with the SEC. Shares of beneficial interest of the Fund are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."



         The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Treasury Portfolio (together, the "Portfolios"). The Portfolio consists of the following two classes of shares: Private Investment Class and Institutional Class. The Treasury Portfolio consists of the following five classes of shares: Private Investment Class, Personal Investment Class, Institutional Class, Cash Management Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the Prospectus relate solely to shares of the Private Investment Class (the "Class") of the Portfolio. Shares of the Institutional Class of the Portfolio and the classes of the Treasury Portfolio are offered pursuant to separate prospectuses and statements of additional information.

         As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

         Shareholders of the Fund do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and, in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, either of the Portfolios and any class thereof, however, may be terminated at any time, upon the recommendation of the Fund's Board of Trustees, by vote of a majority of the outstanding shares of the Fund, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Fund, either Portfolio and any class thereof with respect to which there are fewer than 100 shares outstanding.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, $.01 par value, of each class of shares of beneficial interest of the Fund. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Fund.

         The assets received by the Fund for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While certain expenses of the Fund will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Fund.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Fund of the trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the

Fund or to the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS


         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

         *CHARLES T. BAUER, Trustee and Chairman  (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

         BRUCE L. CROCKETT, Trustee  (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Trustee   (71)
         6 Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.





__________________________________

* A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

         *CARL FRISCHLING, Trustee  (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

       **ROBERT H. GRAHAM, Trustee and President  (49)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; Senior Vice President, AIM Global Advisors Limited.

         JOHN F. KROEGER, Trustee   (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD 21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Trustee  (53)
         6363 Woodway, Suite 825
         Houston, TX 77057

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Trustee  (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.





__________________________________

* A trustee who is an "interested person" of the Fund, as defined in the 1940 Act.

** A trustee who is an "interested person" of the Fund and A I M Advisors, Inc., as defined in the 1940 Act.

         LOUIS S. SKLAR, Trustee  (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

        *JOHN J. ARTHUR, Senior Vice President and Treasurer  (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.

         GARY T. CRUM, Senior Vice President  (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co., Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

        *CAROL F. RELIHAN, Vice President and Secretary  (41)

         Vice President, General Counsel and Secretary, A I M Management Group Inc., A I M Advisors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc., and Fund Management Company; Vice President and Secretary,
A I M Distributors, Inc., A I M Global Associates, Inc. and AIM Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Secretary, A I M Capital Management, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer  (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


         MELVILLE B. COX, Vice President  (52)

         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc., and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

         KAREN DUNN KELLEY, Vice President  (35)

         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.





__________________________________

*        Mr. Arthur and Ms. Relihan are married to each other.

         J. ABBOTT SPRAGUE, Vice President  (40)

         Director and President, A I M Institutional Fund Services, Inc. and Fund Management Company; Director and Senior Vice President, A I M Advisors, Inc.; and Senior Vice President, A I M Fund Services, Inc. and A I M Management Group Inc.


         The Board of Trustees has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.


         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.



         All of the Fund's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Fund's executive officers hold similar offices with some or all of such investment companies.



Remuneration of Trustees

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each trustee of the Fund:



  ============================================================================================

  DIRECTOR                              AGGREGATE             RETIREMENT             TOTAL
                                       COMPENSATION            BENEFITS           COMPENSATION
                                       FROM FUND(1)            ACCRUED            FROM ALL AIM
                                                              BY ALL AIM            FUNDS(3)
                                                               FUNDS(2)
  --------------------------------------------------------------------------------------------
  Charles T. Bauer                       $  -0-                 $  -0-              $   -0-
  --------------------------------------------------------------------------------------------
  Bruce L. Crockett                       1,034                  2,814               45,094
  --------------------------------------------------------------------------------------------
  Owen Daly II                            1,027                 14,375               45,844
  --------------------------------------------------------------------------------------------
  Carl Frischling                         1,034                  7,542               45,094
  --------------------------------------------------------------------------------------------
  Robert H. Graham                          -0-                    -0-                  -0-
  --------------------------------------------------------------------------------------------
  John F. Kroeger                         1,027                 20,517               45,844
  ============================================================================================

  ============================================================================================

  DIRECTOR                              AGGREGATE             RETIREMENT             TOTAL
                                       COMPENSATION            BENEFITS           COMPENSATION
                                       FROM FUND(1)            ACCRUED            FROM ALL AIM
                                                              BY ALL AIM            FUNDS(3)
                                                               FUNDS(2)
  --------------------------------------------------------------------------------------------
  Lewis F. Pennock                           1,027                  5,094               45,844
  --------------------------------------------------------------------------------------------
  Ian W. Robinson                            1,024                 10,396               45,094
  --------------------------------------------------------------------------------------------
  Louis S. Sklar                             1,024                  4,682               45,094
  ============================================================================================

______________________


(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended August 31, 1995, including interest earned thereon, was $4,246.

(2) During the fiscal year ended August 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $1,112. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustees' compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.

                                Annual Compensation Paid
                                    By All AIM Funds
                                          $60,000          $65,000
                         =========================================
Number of Years of       10               $30,000          $32,500
Service With the         -----------------------------------------
AIM Funds                 9               $27,000          $29,250
                         -----------------------------------------
                          8               $24,000          $26,000
                         -----------------------------------------
                          7               $21,000          $22,750
                         -----------------------------------------
                          6               $18,000          $19,500
                         -----------------------------------------
                          5               $15,000          $16,250
                         =========================================


DEFERRED COMPENSATION AGREEMENTS


         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

         The Portfolio paid legal fees of $471 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $2,654 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Fund was a partner of the firm of Reid & Priest until September 1994, when he became a partner of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.


INVESTMENT ADVISOR


         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the investment advisor of the Portfolio pursuant to a Master Investment Advisory Agreement dated as of October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates advises or manages 37 investment company portfolios. As of October 31, 1995, the total assets of the investment company portfolios managed or advised by AIM and its affiliates were approximately $39.3 billion.


         AIM and the Fund have adopted a code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

         Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Trustees. AIM shall not be liable to the Fund or to its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for its services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

                Net Assets                                                             Rate
                ----------                                                             ----
                First $250 million                                                     0.20%
                Over $250 million to $500 million                                      0.15%
                Over $500 million                                                      0.10%

         The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.


         Pursuant to an investment advisory agreement between the Fund and AIM previously in effect with respect to the Portfolio (the "Prior Advisory Agreement"), which provided for the same level of compensation to AIM as the Advisory Agreement and the Advisory Agreement currently in effect, AIM received fees (net of fee waivers, if any) from the Fund for the fiscal years ended August 31, 1995, 1994 and 1993, in the amounts of $596,449, $640,698 and
$904,014, respectively. For the fiscal years ended August 31, 1995, 1994, and 1993, AIM waived fees with respect to the Portfolio in the amounts of $117,100, $131,042 and $0, respectively.


         The Advisory Agreement provides that, upon the request of the Fund's Board of Trustees, AIM may perform or arrange for the performance of certain additional services on behalf of the Portfolio which are not required by the Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Trustees, based upon a finding by the Board of Trustees that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Trustees has made such a finding and, accordingly, has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrative Services."


         The Advisory Agreement was approved for its initial term by the Board of Trustees on July 19, 1993. The Advisory Agreement will continue in effect until June 30, 1996 and from year to year thereafter only if such continuance is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the directors and certain of the officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." The address of each director and officer of AIM is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

          FMC is a registered broker-dealer and wholly-owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

ADMINISTRATIVE SERVICES


         AIM acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of October 18, 1993 between AIM and the Fund (the "Administrative Services Agreement").


         The Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including the cost of applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Trustees.


         The Administrative Services Agreement was initially approved by the Board of Trustees on July 19, 1993. Pursuant to an administrative services agreement between the Fund and AIM, previously in effect, which provided for the same level of reimbursement to AIM as the Administrative Services Agreement, as well as the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1995, 1994 and 1993, in the amounts of $42,823, $29,642 and $29,382, respectively, for fund accounting services for the Portfolio.



         Under the terms of a Transfer Agency and Service Agreement, dated July 1, 1995, between the Fund and AIFS, a registered transfer agent and wholly-owned subsidiary of AIM, as well as under previous agreements, AIFS received $10,913 and $1,892, for the fiscal years ended August 31, 1995 and 1994, respectively, for the provision of certain shareholder serivces for the Fund.


EXPENSES

         In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Fund also pays or causes to be paid all other expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the trustees of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowing; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

         Expenses of the Fund which are not directly attributable to the operations of any class of shares or portfolio of the Fund are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund which are not directly attributable to a specific class of shares but are directly attributable to a specific portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Fund which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

BANKING REGULATIONS

         The Glass-Steagall Act and other applicable laws and regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.


TRANSFER AGENT AND CUSTODIAN


         The Bank of New York acts as custodian for the portfolio securities and cash of the Portfolio. The Bank of New York receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by The Bank of New York and the Fund. The address of The Bank of New York is 110 Washington Street, 8th Floor, New York, New York 10286.


         A I M Institutional Fund Services, Inc. serves as transfer agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .007% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund.


REPORTS


         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's Portfolios and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Fund's Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

PRINCIPAL HOLDERS OF SECURITIES

         TREASURY PORTFOLIO


         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS
-------------------


                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                              RECORD ONLY(a)
         ---------------                              --------------

NationsBank Texas                                            14.27%
P.O. Box 831000
Dallas, TX 75283-1000

Wachovia Bank and Trust                                      12.50%
P.O. Box 3075
Winston-Salem, NC 27150

Trust Company Bank                                           11.96%
P.O. Box 105504
Atlanta, GA 30348

Victoria Bank & Trust                                         7.84%
One O'Connor Plaza 6th Fl.
Victoria, TX 77902

Texas Commerce Bank                                           6.47%
601 Travis
Houston, TX 77002

U.S. Bank of Washington                                       5.62%
P.O. Box 3168
Portland, OR 97208

FRNCO                                                         5.04%
P.O.Box 939
Rogers, AR 72757-0939





__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PERSONAL INVESTMENT CLASS
-------------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                              RECORD ONLY(a)
         ---------------                              -------------

Frost National Bank                                         49.42%(b)
P.O. Box 2358
San Antonio, TX 78299

Republic National Bank                                      27.58%(b)
1 Hanson Pl., Lower Level
Brooklyn, NY 11243

The Bank of New York                                         21.30%
440 Mamaroneck Ave.
Harrison, NY 10528



PRIVATE INVESTMENT CLASS
------------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                             RECORD ONLY(a)
         ---------------                             -------------
Liberty Bank and Trust Co.                                  41.02%(b)
   of Oklahoma, N.A.
P.O. Box 25848
Oklahoma City, OK 73125

First Trust/VAR & Co.                                       29.92%b
180 E. 5th Street
St. Paul, MN 55101

Huntington Capital Corp                                      14.82%
41 S. High St.
Columbus, OH 43287

Charter National Bank                                         6.39%
P.O. Box 1494
Houston, TX 77251-1494

United Counties Trust Co.                                     5.20%
30 Maple St.
Summit, NJ 07901


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CASH MANAGEMENT CLASS
---------------------

                                                         PERCENT                              PERCENT
         NAME AND ADDRESS                                 OWNED                              OWNED OF
         OF RECORD OWNER                             BENEFICIALLY ONLY                      RECORD ONLY
         ---------------                             -----------------                      -----------
City of Riverside                                          21.65%                              -0-
P.O. Box 12005
Riverside, CA 92502-2205

LA Export Terminal                                          -0-                               11.72%(a)
P.O. Box 1769
San Pedro, CA 90733

State Street Bank & Trust                                   -0-                               10.87%(a)
61 Broadway 15th Fl.
New York, NY 10006

Montgomery County                                           6.76%                              -0-
101 Monroe St. 15th Fl.
Rockville, MD 20850

City of West Sacramento                                     6.60%                              -0-
2101 Stone Blvd.
W. Sacramento, CA 95691

City of Ontario                                             5.26%                              -0-
303 East "B" St.
Ontario, CA 91764


RESOURCE CLASS
--------------

         AIM provided the initial capitalization of the Resource Class of the Treasury Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of beneficial interest of the Resource Class of the Treasury Portfolio. Although the Resource Class of the Treasury Portfolio expects that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Resource Class of the Treasury Portfolio that are outstanding, in may be presumed to be in "control" of the Resource Class of the Treasury Portfolio, as defined in the 1940 Act.

__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

         TREASURY TAXADVANTAGE PORTFOLIO

         To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Treasury TaxAdvantage Portfolio as of October 25, 1995, and the percentage of such shares owned by such shareholders as of such date are as follows:

INSTITUTIONAL CLASS
-------------------

                                                         PERCENT
         NAME AND ADDRESS                                OWNED OF
         OF RECORD OWNER                              RECORD ONLY(a)
         ---------------                              --------------

FirsTier Bank Omaha                                        28.6%(b)
1700 Farnam Street
Omaha, NE 68102

Muchmore & Co.                                             13.7%
750 Walnut Street
Cranford, NJ 07016-1205

Key Trust Company                                          10.1%
4900 Tiedeman
Cleveland, OH 44101-5971

Boatmen's Trust Company                                     8.7%
P.O. Box 14737
St. Louis, MO 63178

Wachovia Bank and Trust Co NA                               7.6%
P.O. Box 3075
Winston-Salem, NC 27150

Liberty Bank & Trust Company                                7.5%
   of Tulsa, N.A.
P.O. Box 25848
Oklahoma City, OK 73125


PRIVATE INVESTMENT CLASS
------------------------


                                                        PERCENT
         NAME AND ADDRESS                               OWNED OF
         OF RECORD OWNER                             RECORD ONLY(a)
         ---------------                             ---------------

Huntington Capital Corp                                  100%(b)
41 S. High St.
Columbus, OH 43287


__________________________________

(a) The Fund has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

         To the best of the knowledge of the Fund, as of October 25, 1995, the trustees and officers of the Fund beneficially owned less than 1% of each class of the Fund's outstanding shares.


         Shares shown as beneficially owned by the above institutions are those shares for which the institutions possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         Shares of the Portfolio are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

         The Fund has entered into a Master Distribution Agreement dated as of October 18, 1993 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "General Information About the Fund - Trustees and Officers" and "- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Fund with FMC, AIM and AIM Management.

         The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature, except as may otherwise be provided in a distribution plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1. FMC has not undertaken to sell any specified number of Shares.

         On July 19, 1993, the Board of Trustees (including all the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party) initially approved the Distribution Agreement for its initial term. The Distribution Agreement will remain in effect until June 30, 1996 and it will continue in effect from year to year thereafter only if such continuation is specifically approved at least annually by the Fund's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. A prior distribution agreement between the Fund and FMC, with terms substantially the same as those of the Distribution Agreement, was in effect through October 15, 1993. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


DISTRIBUTION PLAN


         The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records;
(v) processing purchase and redemption transactions; (vi) automatic investment in the shares of the class of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


         FMC is a wholly-owned subsidiary of AIM, a wholly-owned subsidiary of AIM Management. Charles T. Bauer, a Trustee and Chairman of the Fund, owns shares of AIM Management and Robert H. Graham, a Trustee and President of the Fund, also owns shares of AIM Management.

PERFORMANCE INFORMATION

         As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Portfolio may be obtained by calling the Fund at (800) 877-7748. The current yield quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.


         For the seven-day period ended August 31, 1995, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.17% and 5.30%, respectively, excluding capital gains distributions. For the seven-day period ended August 31, 1995, the current distribution rate and the effective distribution rate of the Class, including capital gains distributions, (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current distribution rate for the period) were 5.22% and 5.36%, respectively. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.


         The Fund may compare the performance of the Class or the performance of securities in which it may invest to:


                 o IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;



                 o other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;



                 o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and



                 o other fixed-income investments such as Certificates of Deposit ("CDs").



         The principal value and interest rate of CDs and money market securities are fixed at the time of purchase, whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.


         The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Portfolio not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds.

        The Portfolio limits its investments to direct U.S. Treasury obligations. These securities are "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7, which governs the operations of money market funds and which limits securities that may be purchased by money market funds to "Eligible Securities," defines an "Eligible Security" as follows:

                 (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (ii)     a security:

                          (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

                          (B) whose issuer has received from the Requisite NRSROs, a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                 (iii) an unrated security(2) that is of comparable quality to a security meeting the requirements of paragraphs (a)(5)(i) or (ii) this section, as determined by the money market fund's board of directors; provided, however, that:

                          (A)     the board of directors may base its
                 determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                          (B) a security that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security is not an Eligible Security if the security has a long-term rating from any





__________________________________

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer of such security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp. ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliate, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

                 NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

         The securities purchased by the Portfolio, which are limited to those issued by the U.S. Treasury, are considered to be in the highest ratings category for short-term debt obligations.

INVESTMENT RESTRICTIONS

         As a matter of fundamental policy which may not be changed without a majority vote of shareholders of the Portfolio (as that term is defined under "General Information about the Fund - The Fund and its Shares"), the Portfolio may not:

         (1) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowing in excess of 5% of its total assets are outstanding;

         (2) mortgage, pledge or hypothecate any assets except to secure permitted borrowing and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

         (3) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements, and (c) by lending portfolio securities to the extent permitted by law or regulation;

         (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

         (5) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

         (6) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls;

         (7) invest in any obligation not payable as to principal and interest in United States currency; or

         (8) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

OTHER INVESTMENT POLICIES

         The Portfolio does not intend to invest in companies for the purpose of exercising control or management. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned, or of delay in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks. None of the foregoing policies is fundamental.

         The Fund may, from time to time in order to qualify shares of the Portfolio for sale in a particular state, agree to certain investment restrictions in addition to or more stringent than those set forth above. Such restrictions are not fundamental and may be changed without the approval of shareholders. For example, the Portfolio will not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs (Texas). This restriction, however, does not prevent the Portfolio from purchasing and selling securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals.


                             PORTFOLIO TRANSACTIONS

         AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.


         From time to time, the Fund may sell a security, or purchase a security from an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

         Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which persons affiliated with the Fund are a member except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase Money Market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of Money Market obligations and be paid a fee by such issuer. The Portfolio may purchase such Money Market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Trustees and any such purchases are reviewed at least quarterly by the Fund's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1995, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.



                                  TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.



         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or of options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or in options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.



         In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company. Under this test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.


         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


         For purposes of the excise tax, a regulated investment company (1) may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) must, unless it has made a taxable year election, exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

         The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


         The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the current corporate tax rate. If the Portfolio elects to retain net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as having received a distribution of such gain, with the result that they will be required to report their respective shares of such gain on their tax returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Portfolio on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.


         Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Class. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Class reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


         The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


         If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.


         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1995. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. It is anticipated that the ordinary income dividends paid by the Portfolio from net investment income will be exempt from state and local personal and, in some cases, corporate income taxes in many states. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                              FINANCIAL STATEMENTS






                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the period August 17, 1990 (date operations commenced) through August 31, 1990 in conformity with generally accepted accounting principles.

                                         /s/ KPMG Peat Marwick LLP

                                             KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

SCHEDULE OF INVESTMENTS

August 31, 1995

                                    MATURITY      PAR         VALUE
U.S. TREASURY SECURITIES - 100.39%

U.S. TREASURY BILLS(a) - 94.61%

5.425%                              09/07/95 $  1,370,000 $  1,368,761
----------------------------------------------------------------------
5.58%                               09/07/95    5,470,000    5,464,913
----------------------------------------------------------------------
5.595%                              09/07/95    7,000,000    6,993,473
----------------------------------------------------------------------
5.745%                              09/07/95   17,870,000   17,852,889
----------------------------------------------------------------------
5.325%                              09/14/95    1,295,000    1,292,510
----------------------------------------------------------------------
5.40%                               09/14/95    7,100,000    7,086,155
----------------------------------------------------------------------
5.41%                               09/14/95    2,615,000    2,609,891
----------------------------------------------------------------------
5.455%                              09/14/95    3,300,000    3,293,499
----------------------------------------------------------------------
5.49%                               09/14/95    3,250,000    3,243,557
----------------------------------------------------------------------
5.375%                              09/21/95   12,640,000   12,602,256
----------------------------------------------------------------------
5.42%                               09/21/95      450,000      448,645
----------------------------------------------------------------------
5.63%                               09/21/95      710,000      707,780
----------------------------------------------------------------------
5.635%                              09/21/95   15,000,000   14,953,042
----------------------------------------------------------------------
5.64%                               09/21/95    3,655,000    3,643,548
----------------------------------------------------------------------
5.66%                               09/21/95    8,000,000    7,974,845
----------------------------------------------------------------------
5.69%                               09/21/95      200,000      199,368
----------------------------------------------------------------------
5.48%                               09/28/95   10,415,000   10,372,194
----------------------------------------------------------------------
5.41%                               10/05/95    2,555,000    2,541,945
----------------------------------------------------------------------
5.465%                              10/05/95   10,000,000    9,948,386
----------------------------------------------------------------------
5.50%                               10/05/95   25,000,000   24,870,140
----------------------------------------------------------------------
5.62%                               10/05/95    1,630,000    1,621,348
----------------------------------------------------------------------
5.37%                               10/12/95    4,400,000    4,373,090
----------------------------------------------------------------------
5.375%                              10/12/95   16,375,000   16,274,760
----------------------------------------------------------------------
5.38%                               10/12/95    4,100,000    4,074,878
----------------------------------------------------------------------
5.44%                               10/12/95    4,555,000    4,526,779
----------------------------------------------------------------------
5.475%                              10/12/95   11,965,000   11,890,393
----------------------------------------------------------------------
5.41%                               10/19/95   15,890,000   15,775,380
----------------------------------------------------------------------
5.425%                              10/19/95   15,245,000   15,134,727
----------------------------------------------------------------------
5.45%                               10/19/95    1,860,000    1,846,484
----------------------------------------------------------------------
5.49%                               10/19/95   15,000,000   14,890,200
----------------------------------------------------------------------

                                       MATURITY     PAR        VALUE
U.S. TREASURY SECURITIES--(continued)

U.S. TREASURY BILLS(a)-(CONTINUED)

5.43%                                  10/26/95 $12,315,000 $ 12,212,837
---------------------------------------------------------------------------
5.41%                                  11/02/95     710,000      703,385
---------------------------------------------------------------------------
5.415%                                 11/02/95   7,010,000    6,944,626
---------------------------------------------------------------------------
5.43%                                  11/02/95  12,000,000   11,887,780
---------------------------------------------------------------------------
5.415%                                 11/09/95   4,050,000    4,007,966
---------------------------------------------------------------------------
5.445%                                 11/09/95   1,520,000    1,504,137
---------------------------------------------------------------------------
5.47%                                  11/09/95  20,000,000   19,790,317
---------------------------------------------------------------------------
5.315%                                 11/16/95   2,115,000    2,091,269
---------------------------------------------------------------------------
5.37%                                  11/16/95   8,515,000    8,418,468
---------------------------------------------------------------------------
5.43%                                  11/16/95     295,000      291,618
---------------------------------------------------------------------------
5.45%                                  11/16/95  20,000,000   19,769,889
---------------------------------------------------------------------------
5.345%                                 11/24/95   2,480,000    2,449,070
---------------------------------------------------------------------------
5.35%                                  11/24/95   4,840,000    4,779,581
---------------------------------------------------------------------------
5.375%                                 11/24/95  12,000,000   11,849,500
---------------------------------------------------------------------------
5.41%                                  11/24/95   4,305,000    4,250,657
---------------------------------------------------------------------------
5.42%                                  11/24/95   7,200,000    7,108,944
---------------------------------------------------------------------------
5.33%                                  11/30/95   3,220,000    3,177,094
---------------------------------------------------------------------------
5.30%                                  12/14/95     265,000      260,943
---------------------------------------------------------------------------
5.31%                                  12/14/95  29,315,000   28,865,308
---------------------------------------------------------------------------
                                                             378,239,225
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 5.78%

5.125%                                 11/15/95  14,150,000   14,134,017
---------------------------------------------------------------------------
4.25%                                  11/30/95   9,000,000    8,969,328
---------------------------------------------------------------------------
                                                              23,103,345
---------------------------------------------------------------------------
   Total U.S. Treasury Securities                            401,342,570
---------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.39%(b)                           401,342,570(c)
---------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.39%)                                                  (1,543,472)
---------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $399,799,098
===========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Percentage of Net Assets.
(c) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:
Investments, at value (amortized cost)                    $401,342,570
----------------------------------------------------------------------
Cash                                                             2,686
----------------------------------------------------------------------
Interest receivable                                            311,990
----------------------------------------------------------------------
Investment for deferred compensation plan                        6,131
----------------------------------------------------------------------
Other assets                                                     9,807
----------------------------------------------------------------------
  Total assets                                             401,673,184
----------------------------------------------------------------------

LIABILITIES:

Dividends payable                                            1,769,980
----------------------------------------------------------------------
Deferred compensation payable                                    6,131
----------------------------------------------------------------------
Accrued advisory fees                                           60,277
----------------------------------------------------------------------
Accrued transfer agent fees                                      2,385
----------------------------------------------------------------------
Accrued trustees' fees                                           1,075
----------------------------------------------------------------------
Accrued administrative services fees                             5,525
----------------------------------------------------------------------
Accrued distribution fees                                        1,179
----------------------------------------------------------------------
Accrued operating expenses                                      27,534
----------------------------------------------------------------------
  Total liabilities                                          1,874,086
----------------------------------------------------------------------

NET ASSETS                                                $399,799,098

======================================================================

NET ASSETS:

Institutional Class                                       $394,375,864
======================================================================
Private Investment Class                                  $  5,423,234
======================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $.01 par value per share:
 Institutional Class                                       394,308,752
======================================================================
 Private Investment Class                                    5,422,315
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $21,243,050
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             713,549
------------------------------------------------------------------
Custodian fees                                             36,901
------------------------------------------------------------------
Administrative services fees                               42,823
------------------------------------------------------------------
Trustees' fees and expenses                                 7,599
------------------------------------------------------------------
Transfer agent fees                                        17,122
------------------------------------------------------------------
Printing expenses                                          29,481
------------------------------------------------------------------
Distribution fees                                          10,159
------------------------------------------------------------------
Other                                                      66,628
------------------------------------------------------------------
  Total expenses                                          924,262
------------------------------------------------------------------
Less expenses assumed by advisor                         (129,100)
==================================================================
  Net expenses                                            795,162
==================================================================
Net investment income                                  20,447,888
------------------------------------------------------------------
Net realized gain on sales of investments                  24,806
------------------------------------------------------------------
Net increase in net assets resulting from operations  $20,472,694
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                     1995          1994
                                                 ------------  ------------
OPERATIONS:

 Net investment income                           $ 20,447,888  $ 13,926,577
----------------------------------------------------------------------------
 Net realized gain on sales of investments             24,806        12,246
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      20,472,694    13,938,823
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                (20,447,888)  (13,926,577)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investments                                 (12,244)           --
----------------------------------------------------------------------------
Share transactions-net                             (4,095,169)  (30,823,909)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets            (4,082,607)  (30,811,663)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                             403,881,705   434,693,368
----------------------------------------------------------------------------
  End of period                                  $399,799,098  $403,881,705
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $399,731,067  $403,826,236
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                         68,031        55,469
----------------------------------------------------------------------------
                                                 $399,799,098  $403,881,705
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class.
  The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                       RATE
----------------------------------------------------------------------
First $250 million                                               0.20%
----------------------------------------------------------------------
Over $250 million to $500 million                                0.15%
----------------------------------------------------------------------
Over $500 million                                                0.10%
----------------------------------------------------------------------

  The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1995, the Private Investment Class paid $10,159 as compensation under the Plan.
  AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1995, AIM voluntarily waived advisory fees of $117,100 and assumed expenses of $12,000.
  The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $42,823 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $10,913 for shareholder and transfer agency services. Effective July
1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
  Certain officers and trustees of the Fund are officers and directors of AIM, FMC, and AIFS.
  The Portfolio paid legal fees of $471 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin,
Naftalis, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $2,654 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                      1995                             1994
                         -------------------------------  --------------------------------
                             SHARES          AMOUNT           SHARES           AMOUNT
                         --------------  ---------------  --------------  ----------------
Sold:
  Institutional Class     1,566,228,552  $ 1,566,228,552   1,529,572,244  $  1,529,572,244
------------------------------------------------------------------------------------------
  Private Investment
   Class*                    29,762,798       29,762,798              --                --
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class           255,484          255,484          72,270            72,270
------------------------------------------------------------------------------------------
  Private Investment
   Class*                       211,779          211,779              --                --
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (1,576,001,520)  (1,576,001,520) (1,560,468,423)   (1,560,468,423)
------------------------------------------------------------------------------------------
  Private Investment
   Class*                   (24,552,262)     (24,552,262)             --                --
==========================================================================================
Net increase (decrease)      (4,095,169) $    (4,095,169)    (30,823,909) $    (30,823,909)
==========================================================================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury TaxAdvantage Portfolio Private Investment Class for the period December 21, 1994 (date operations commenced) through August 31, 1995.

                                                              AUGUST 31,
                                                                 1995
                                                              ----------
Net asset value, beginning of period                            $ 1.00
----------------------------------------------------            ------
Income from investment operations:
  Net investment income                                           0.04
----------------------------------------------------            ------
Less distributions:
  Dividends from net investment income                           (0.04)
----------------------------------------------------            ------
Net asset value, end of period                                  $ 1.00
====================================================            ======
Total return(a)                                                   5.32%
====================================================            ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,423
====================================================            ======
Ratio of expenses to average net assets                           0.45%(b)
====================================================            ======
Ratio of net investment income to average net assets              5.21%(b)
====================================================            ======

(a) Annualized.
(b) After waiver of advisory fee and expense reimbursements. Ratios are annualized and based on average net assets of $5,862,581. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 0.77% and 4.89%, respectively.

                                     PART C
                               OTHER INFORMATION

Item 24.

         (a)     Financial Statements

                 1.       Treasury Portfolio - Institutional Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

                 2.       Treasury Portfolio - Personal Investment Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

                 3.       Treasury Portfolio - Private Investment Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

                 4.       Treasury Portfolio - Cash Management Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

                 5.       Treasury Portfolio - Resource Class

                          In Part A:       None

                          In Part B:       None

                          In Part C:       None


                 6.       Treasury TaxAdvantage Portfolio - Institutional Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

                 7.       Treasury TaxAdvantage Portfolio - Private Investment Class

                          In Part A:       Financial Highlights as of August 31, 1995 (audited)

                          In Part B:       (1)     Independent Auditors' Report
                                           (2)     Financial Statements as of August 31, 1995 (audited)

                          In Part C:       None

         (b)     Exhibits

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

(1)      -       Charter -

                 (a)      A copy of Registrant's Agreement and Declaration of Trust was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 9 on November 3, 1986.

                 (b)      A copy of an Amendment to Registrant's Agreement and Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 10 on December 31, 1986.

                 (c)      A copy of a Certificate of Amendment dated October 3, 1990, to Registrant's Agreement and
                          Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on
                          December 17, 1991.

                 (d)      A copy of a Certificate of Amendment dated December 8, 1992, to the Registrant's Agreement and
                          Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 23 on
                          December 14, 1992.

                 (e)      A copy of a Certificate of Amendment dated December 8, 1992, to the Registrant's Agreement and
                          Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 25 on
                          August 16, 1993.

                 (f)      A copy of Registrant's Certificate of Trust was filed as an exhibit to Registrant's Post-
                          Effective Amendment No. 26 on October 15, 1993.

                 (g)      A copy of the Registrant's Agreement and Declaration of Trust (Delaware) was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993, and is filed herewith electronically.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------
                 (h)      A copy of the First Amendment, dated September 11, 1993, to the Registrant's Agreement and
                          Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on
                          October 15, 1993, and is filed herewith electronically.

                 (i)      A copy of the Second Amendment, dated August 4, 1994, to the Registrant's Agreement and
                          Declaration of Trust is filed herewith electronically.

                 (j)      A form of the Third Amendment to the Registrant's Agreement and Declaration of Trust
                          is filed herewith electronically.

(2)      -       By-Laws -

                 (a)      A copy of the Registrant's By-Laws was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 11 on April 27, 1987.

                 (b)      A copy of the Registrant's First Amendment to the By-Laws, dated November 8, 1989, was filed as an exhibit to Registrant's Post-Effective Amendment No. 16 on December 29, 1989.

                 (c)      A copy of the Registrant's By-Laws (Delaware) was filed as an exhibit to Registrant's Post-
                          Effective Amendment No. 26 on October 15, 1993, and is filed herewith electronically.

                 (d)      A copy of the Registrant's First Amended By-Laws, dated March 14, 1995, is  filed herewith electronically.

(3)      -       None.

(4)      -       Specimen Security -

                 (a)      Specimen Certificate representing shares of the Treasury TaxAdvantage Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993, and is hereby incorporated by reference.

                 (b)      Specimen Certificate representing shares of the Institutional Class of the Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993,
                          and is hereby incorporated by reference.

                 (c)      Specimen Certificate representing shares of the Personal Investment Class of the Treasury
                          Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October
                          15, 1993, and is hereby incorporated by reference.

                 (d)      Specimen Certificate representing shares of the Private Investment Class of the Treasury
                          Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October
                          15, 1993, and is hereby incorporated by reference.

                 (e)      Specimen Certificate representing shares of the Cash Management Class of the Treasury Portfolio
                          was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993,
                          and is hereby incorporated by reference.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (f)      Specimen Certificate representing shares of the Private Investment Class of the Treasury
                          TaxAdvantage Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 27 on November 14, 1994, and is hereby incorporated by reference.

                 (g)      Specimen Certificate representing shares of the Resource Class of the Treasury Portfolio is filed herewith electronically.

(5)      -       Investment Advisory Agreement -

                 (a)      A copy of the Investment Advisory Agreement, dated December 31, 1986, between A I M Advisors,
                          Inc. and Registrant with respect to the Prime Portfolio and the Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 10 on December 31, 1986.

                 (b)      A copy of the Investment Advisory Agreement, dated January 26, 1989, between A I M Advisors,
                          Inc. and Registrant with respect to the Limited Maturity Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 15 on August 23, 1989.

                 (c)      A copy of the Investment Advisory Agreement, dated August 3, 1990, between A I M Advisors, Inc.
                          and Registrant with respect to the Treasury TaxAdvantage Portfolio was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (d)      A copy of the Investment Advisory Agreement, dated December 31, 1990, between A I M Advisors,
                          Inc. and Registrant with respect to the AIM Money Market Fund was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (e)      A copy of Master Investment Advisory, dated August 6, 1993, between A I M Advisors, Inc. and
                          Registrant with respect to the Treasury Portfolio and the Treasury TaxAdvantage Portfolio was
                          filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993.

                 (f)      A copy of Master Investment Advisory Agreement, dated October 18, 1993, between A I M Advisors,
                          Inc. and Registrant with respect to the Treasury Portfolio and the Treasury TaxAdvantage
                          Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 27, on November
                          14, 1994, and is hereby incorporated by reference.

(6)      -       Distribution Agreement -

                 (a)      A copy of the Distribution Agreement, dated September 24, 1990, between Fund Management Company and Registrant with respect to the Institutional Classes of Prime Portfolio and Treasury
                          Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December
                          17, 1991.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (b)      A copy of the Distribution Agreement, dated July 10, 1991, between Fund Management Company and
                          Registrant with respect to the Personal Investment Class of the Prime Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (c)      A copy of the Distribution Agreement, dated July 10, 1991, between Fund Management Company and
                          Registrant with respect to the Personal Investment Class of the Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (d)      A copy of the Distribution Agreement, dated July 10, 1991, between Fund Management Company and
                          Registrant with respect to the Private Investment Class of the Prime Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (e)      A copy of the Distribution Agreement, dated July 10, 1991, between Fund Management Company and
                          Registrant with respect to the Private Investment Class of the Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (f)      A copy of the Distribution Agreement, dated September 4, 1990, between Fund Management Company and Registrant with respect to the Limited Maturity Treasury Portfolio (Institutional Shares)
                          was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (g)      A copy of the Distribution Agreement, dated November 4, 1987, between A I M Distributors, Inc.
                          and Registrant with respect to the AIM Limited Maturity Treasury Shares was filed as an exhibit to Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (h)      A copy of the Distribution Agreement, dated September 4, 1990, between Fund Management Company and Registrant with respect to the Treasury TaxAdvantage Portfolio was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (i)      A copy of the Distribution Agreement, dated December 31, 1990, between A I M Distributors, Inc.
                          and Registrant with respect to the AIM Money Market Fund was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (j)      A form of the Distribution Agreement, dated March 1, 1993, between Fund Management Company and
                          Registrant with respect to the Cash Management Class of the Prime Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 24 on January 7, 1993.

                 (k)      A form of the Distribution Agreement, dated March 1, 1993, between Fund Management Company and
                          Registrant with respect to the Cash Management Class of the Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 24 on January 7, 1993.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (l)      A copy of the Master Distribution Agreement, dated August 6, 1993, between Fund Management
                          Company and Registrant with respect to the Treasury and Treasury TaxAdvantage Portfolio was
                          filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993.

                 (m)      A copy of the Master Distribution Agreement, dated October 18, 1993, between Fund Management
                          Company and Registrant with respect to the Treasury and Treasury TaxAdvantage Portfolio was
                          filed as an exhibit to Registrant's Post-Effective Amendment No. 27 on November 14, 1994, and
                          is hereby filed electronically.

                 (n)      Amendment No. 1, dated December 8, 1994, to Master Distribution Agreement, dated October 18,
                          1993, between Fund Management Company and Registrant is filed herewith electronically.

                 (o)      A form of Amendment No. 2 to the Master Distribution Agreement, dated October 18, 1993, between
                          Fund Management Company and Registrant is filed herewith electronically.

(7)      -       (a)      Retirement Plan for Eligible Directors/Trustees was filed as an exhibit to Registrant's Post-
                          Effective Amendment No. 27 on November 14, 1994, and is hereby incorporated by reference.

                 (b)      Form of Deferred Compensation Agreement was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 27 on November 14, 1994, and is hereby incorporated by reference.

(8)      -       Custodian Agreement -

                 (a)      A copy of the Amended and Restated Custodian Agreement between The Bank of New York and
                          Registrant dated June 16, 1987, was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 13 on November 18, 1987.

                 (b)      Custodian Agreement between The Bank of New York and Registrant, dated October 15, 1993, was filed as an exhibit to Registrant's Post-Effective Amendment No. 27 on November 14, 1994 and is
                          hereby incorporated by reference.

(9)      -       Other Material Contracts -

                 (a)      A copy of the Transfer Agency Agreement, dated October 1, 1991, between State Street Bank and
                          Trust Company and the Registrant with respect to each class of the Prime Portfolio and the
                          Treasury Portfolio, the Treasury TaxAdvantage Portfolio and the Institutional Shares class of the Limited Maturity Treasury Portfolio was filed as an exhibit to the Registrant's
                          Post-Effective Amendment No. 22 on December 17, 1991.

                 (b)      Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant, dated
                          October 15, 1993.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (c)      Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and
                          Registrant was filed as an exhibit to Registrant's Post-Effective Amendment No. 27 on November
                          14, 1994, and is filed herewith electronically.

                 (d)      Amendment No. 1, dated July 1, 1995, to the Transfer Agency and Service Agreement, dated
                          September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant is filed herewith electronically.

                 (e)      A copy of  the Administrative Services Agreement, dated December 31, 1990, between
                          A I M Advisors, Inc. and the Registrant with respect to its AIM Money Market Fund was filed as an exhibit to the Registrant's Post-Effective Amendment No. 22 on December 17, 1991.

                 (f)      A copy of the Administrative Services Agreement, dated June 11, 1989, between A I M Advisors,
                          Inc. and the Registrant with respect to its Limited Maturity Treasury Portfolio was filed as an exhibit to Registrant's Post-Effective Amendment No. 15 on August 23, 1989.

                 (g)      A copy of the Administrative Services Agreement, dated June 23, 1992, between A I M Advisors,
                          Inc. and the Registrant with respect to the Treasury TaxAdvantage Portfolio was filed as an exhibit to the Registrant's Post-Effective Amendment No. 23 on December 14, 1992.

                 (h)      A copy of Master Administrative Services Agreement, dated August 6, 1993, between
                          A I M Advisors, Inc. and the Registrant was filed as an exhibit to the  Registrant's Post-
                          Effective Amendment No. 26 on October 15, 1993.

                 (i)      A copy of Master Administrative Services Agreement, dated October 18, 1993, between
                          A I M Advisors, Inc. and Registrant was filed as an exhibit to Registrant's Post-Effective
                          Amendment No. 27 on November 14, 1994, and is filed herewith electronically.

                 (j)      Form of Amendment No. 1 to Administrative Agreement, dated October 18, 1993, between
                          A I M Advisors, Inc. and Registrant is filed herewith electronically.

                 (k)      A copy of Administrative Services Agreement, dated October 18, 1993, between A I M Advisors,
                          Inc. and A I M Fund Services, Inc. on behalf of the Portfolios and Classes was filed as an exhibit to Registrant's Post-Effective Amendment No. 27 on November 14, 1994.

                 (l)      A copy of Amendment No. 1 to Administrative Services Agreement, dated October 18, 1993, between
                          A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as  an exhibit to Registrant's
                          Post-Effective Amendment No. 27 on November 14, 1994.

                 (m)      A copy of Amendment No. 2 to Administrative Services Agreement, dated October 18, 1993, between
                          A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as an exhibit to Registrant's
                          Post-Effective Amendment No. 27 on November 14, 1994.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (n)      A copy of Amendment No. 3 to Administrative Services Agreement, dated October 18, 1993, between
                          A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as an exhibit to Registrant's
                          Post-Effective Amendment No. 27 on November 14, 1994.

                 (o)      A form of Administrative Services Agreement between A I M Institutional Fund Services, Inc. and
                          A I M Advisors, Inc. on behalf of the Portfolios and Classes of the Registrant is filed herewith electronically.

(10)     -       (a)      Opinion of Ballard Spahr Andrews & Ingersoll was filed as an exhibit to Registrant's Rule 24f-2
                          Notice for the fiscal year ending August 31, 1995.

(11)     -       (a)      Consent of Ballard Spahr Andrews & Ingersoll  is filed herewith.

                 (b)      Consent of KPMG Peat Marwick LLP is filed herewith.

(12)     -       None.

(13)     -       None.

(14)     -       None.

(15)     -       (a)      Amended Plan pursuant to Rule 12b-1, dated October 31, 1990, and related forms of Dealer
                          Assistance Agreement and Bank Shareholder Service Agreement with respect to the AIM Limited
                          Maturity Treasury Shares was filed as an exhibit to Registrant's Post-Effective Amendment No.
                          23 on December 14, 1992.

                 (b)      Amended Plan pursuant to Rule 12b-1, dated December 31, 1990, and related forms of Dealer
                          Assistance Agreement and Bank Shareholder Service Agreement with respect to the AIM Money
                          Market Fund was filed as an exhibit to Registrant's Post-Effective Amendment No. 23 on December
                          14, 1992.

                 (c)      A copy of the Plan pursuant to Rule 12b-1, dated July 10, 1991, and related forms of agreement with respect to the Personal Investment Class of the Prime Portfolio has been filed as an exhibit to the Registrant's Post-Effective Amendment No. 22 filed on December 17, 1991.

                 (d)      A copy of the Plan pursuant to Rule 12b-1, dated July 10, 1991, and related forms of agreement with respect to the Personal Investment Class of the Treasury Portfolio has been filed as an exhibit to the Registrant's Post-Effective Amendment No. 22 filed on December 17, 1991.

                 (e)      A copy of the Plan pursuant to Rule 12b-1, dated July 10, 1991, and related forms of agreement with respect to the Private Investment Class of the Prime Portfolio has been filed as an exhibit to the Registrant's Post-Effective Amendment No. 22 filed on December 17, 1991.

                 (f)      A copy of the Plan pursuant to Rule 12b-1, dated July 10, 1991, and related forms of agreement with respect to the Private Investment Class of the Treasury Portfolio has been filed as an exhibit to the Registrant's Post-Effective Amendment No. 22 filed on December 17, 1991.

Exhibit
Number   Description
------   ----------------------------------------------------------------------------------------------------------------

                 (g)      A copy of the Plan pursuant to Rule 12b-1, dated March 1, 1993, and related forms of agreement with respect to the Cash Management Class of the Prime Portfolio has been filed as an exhibit to Registrant's Post-Effective Amendment No. 24 on January 7, 1993.

                 (h)      A copy of the Plan pursuant to Rule 12b-1, dated March 1, 1993, and related forms of agreement with respect to the Cash Management Class of the Treasury Portfolio was filed as an exhibit to
                          Registrant's Post-Effective Amendment No. 24 on January 7, 1993.

                 (i)      A copy of Master Plan pursuant to Rule 12b-1, dated August 6, 1993, and related forms of agreement with respect to the Personal Investment Class, Private Investment Class and the Cash
                          Management Class of the Treasury Portfolio were filed as an exhibit to Registrant's Post-
                          Effective Amendment No. 27 on November 14, 1994 and are hereby filed electronically.

                 (j)      Amendment No. 1, dated December 8, 1994, to Master Plan pursuant to Rule 12b-1, dated August 6,
                          1993, is filed herewith electronically.

                 (k)      A form of Amendment No. 2 to Master Plan pursuant to Rule 12b-1, dated August 6, 1993, is filed herewith electronically.

(16)     -       Schedules of Yield and Performance Quotations were filed as an exhibit to Registrant's Post-Effective
                 Amendment No. 14 on October 31, 1988, and are hereby incorporated by reference.

(27)     -       Financial Data Schedule.


Item 25.         Persons Controlled by or under Common Control with Registrant

                 Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                 None


Item 26.         Number of Holders of Securities

                 State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


            Number of Record Holders
                   Title Class                                               October 25, 1995
         --------------------------------                                    ----------------
        Treasury Portfolio
             Institutional Class                                                      67
             Personal Investment Class                                                 9


             Private Investment Class                                                 14
             Cash Management Class                                                    62
             Resource Class                                                            0
        Treasury TaxAdvantage Portfolio
             Institutional Class                                                      20
             Private Investment Class                                                  2




Item 27.         Indemnification

                 State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Under the terms of the Registrant's Agreement and Declaration of Trust, the Registrant may indemnify any person who was or is a trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of trustees who are neither "interested persons" of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company with a $15,000,000 limit of liability.


Item 28.         Business and Other Connections of Investment Advisor

                 Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

                 See each Statement of Additional Information, Part B under headings "General Information About the Fund - Investment Advisor" and "- Trustees and Officers" for information concerning A I M Advisors, Inc.


Item 29.         Principal Underwriters

                 (a) Fund Management Company, the Registrant's principal underwriter of all of its shares also acts as a principal underwriter to the following investment companies:

                          AIM Equity Funds, Inc. (Institutional Class)
                          AIM Investment Securities Funds (Limited Maturity
                                  Treasury Portfolio Institutional Shares)
                          Tax-Free Investments Co.
                          Short-Term Investments Co.

                 (b) The following table sets forth information with respect to each director, officer or partner of Fund Management Company:


Name and Principal                     Position and Offices                      Position and Offices
Business Address*                   with Principal Underwriter                      with Registrant
------------------                  --------------------------                   --------------------
Charles T. Bauer                    Chairman of the Board of                     ChairmanTrustees and Director

J. Abbott Sprague                   President & Director                         Vice President

Robert  H. Graham                   Senior Vice President & Director             President

William H. Kleh                     Vice President & Director                    None

John J. Arthur                      Vice President & Treasurer                   Senior Vice President
                                                                                 &  Treasurer

Mark D. Santero                     Senior Vice President                        None

Carol F. Relihan                    Vice President, Secretary                    Vice President & Secretary
                                    & General Counsel

Mark E. McMeans                     Vice President                               None

David E. Hessel                     Assistant Vice President,                    None
                                    Assistant Treasurer &
                                    Controller

Dana R. Sutton                      Assistant Vice President &                   Vice President & Assistant
                                    Assistant Treasurer                          Treasurer

Melville B. Cox                     Assistant Vice President                     Vice President


---------------------------------
*  11 Greenway Plaza, Suite 1919, Houston, Texas  77046-1173

Name and Principal                     Position and Offices                      Position and Offices
Business Address*                   with Principal Underwriter                      with Registrant
------------------                  --------------------------                   --------------------
Jeffrey L. Horne                    Assistant Vice President                     None

Margaret A. Reilly                  Assistant Vice President                     None

Stephen I. Winer                    Assistant Vice President,                    Assistant Secretary
                                    Assistant General Counsel &
                                    Assistant Secretary

Nancy L. Martin                     Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary

Samuel D. Sirko                     Assistant General Counsel &                  Assistant Secretary
                                    Assistant Secretary

Kathleen J. Pflueger                Assistant Secretary                          Assistant Secretary



         (c)     Not Applicable

Item 30.         Location of Accounts and Records

                 With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Custodian, The Bank of New York, P.O. Box 11,014, Church Street Station, New York, New York 10249; or by the Transfer Agent, A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, TX 77046-1173.

Item 31.         Management Services

                 Furnish summary of the substantive provisions of management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                 None.

Item 32.         Undertakings

                 (a)      None

---------------------------
*  11 Greenway Plaza, Suite 1919, Houston, Texas  77046-1173

                 (b)      None.



                 (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Portfolio's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of November, 1995.

                           Registrant:  SHORT-TERM INVESTMENTS TRUST

                                   By:       /s/ CHARLES T. BAUER
                                       ----------------------------------------
                                           Charles T. Bauer, President



        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:





        SIGNATURES                                     TITLE                                              DATE
        ----------                                     -----                                              ----
  /s/ CHARLES T. BAUER                        Chairman, President & Trustee                          November 13, 1995
------------------------------                (Principal Executive Officer)
     (Charles T. Bauer)

  /s/ BRUCE L. CROCKETT                                  Trustee                                     November 13, 1995
------------------------------
     (Bruce L. Crockett)

  /s/ OWEN DALY II                                       Trustee                                     November 13, 1995
------------------------------
      (Owen Daly II)

  /s/ CARL FRISCHLING                                    Trustee                                     November 13, 1995
------------------------------
     (Carl Frischling)

  /s/ JOHN F. KROEGER                                    Trustee                                     November 13, 1995
------------------------------
      (John F. Kroeger)

  /s/ LEWIS F. PENNOCK                                   Trustee                                     November 13, 1995
------------------------------
     (Lewis F. Pennock)

  /s/ IAN W. ROBINSON                                    Trustee                                     November 13, 1995
------------------------------
     (Ian W. Robinson)

  /s/ LOUIS S. SKLAR                                     Trustee                                     November 13, 1995
------------------------------
     (Louis S. Sklar)

  /s/ JOHN J. ARTHUR                          Vice President & Treasurer                             November 13, 1995
------------------------------                 (Principal Financial and
     (John J. Arthur)                            Accounting Officer)

                               INDEX TO EXHIBITS

 Exhibit

 Number

1(g)            A copy of the Registrant's Agreement and Declaration of Trust
                (Delaware)

1(h) A copy of the First Amendment, dated September 11, 1993, to the Registrant's Agreement and Declaration of Trust

1(i) A copy of the Second Amendment, dated August 4, 1994, to the Registrant's Agreement and Declaration of Trust

1(j) A form of the Third Amendment to the Registrant's Agreement and Declaration of Trust

2(c)            A copy of the Registrant's By-Laws (Delaware)

2(d)            A copy of the Registrant's First Amended By-Laws, dated March
                14, 1995

4(g) Specimen Certificate representing shares of the Resource Class of the Treasury Portfolio

6(m) A copy of the Master Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant with respect to the Treasury and Treasury TaxAdvantage Portfolio

6(n) Amendment No. 1, dated December 8, 1994, to Master Distribution Agreement dated October 18, 1993, between Fund Management Company and Registrant

6(o) Form of Amendment No. 2 to Master Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant

9(c) Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant

9(d) Amendment No. 1, dated July 1, 1995, to the Transfer Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant

9(i) Copy of Administrative Services Agreement, dated October, 18, 1993, between A I M Advisors, Inc. and Registrant

9(j) Copy of Amendment No. 1 to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and Registrant

9(o) A form of Administrative Services Agreement between A I M Institutional Fund Services, Inc. and A I M Advisors, Inc. on behalf of the Portfolios and Classes of the Registrant

11(a)           Consent of Ballard Spahr Andrews & Ingersoll

11(b)           Consent of KPMG Peat Marwick LLP

15(i) Copy of Master Plan pursuant to Rule 12b-1 and related forms of agreement with respect to the Personal Investment Class, Private Investment Class and Cash Management Class of the Treasury Portfolio

15(j) Amendment No.1, dated December 8, 1994, to Master Plan pursuant to Rule 12b-1, dated August 6, 1993

15(k) Form of Amendment No. 2 to Master Plan pursuant to Rule 12b-1, dated August 6, 1993

27              Financial Data Schedule